                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

     Individual Deferred Fixed or Variable Annuity Contracts for Individual
           Retirement Annuities under Section 408(b), Roth Individual
             Retirement Annuities under Section 408A and Simplified
                   Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2004.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                                 PAGE
General Information and History                                                                     2
Variable Annuity Account C                                                                          2
Offering and Purchase of Contracts                                                                  3
Income Phase Payments                                                                               4
Sales Material and Advertising                                                                      5
Independent Auditors                                                                                5
Financial Statements of the Separate Account                                                      S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries                   C-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.

Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2002.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)                      ING VP Balanced Portfolio, Inc. (Class I)(2)
AIM V.I. Core Equity Fund (Series I)                               ING VP Bond Portfolio (Class I)(2)
AIM V.I. Growth Fund (Series I)                                    ING VP Global Science and Technology Portfolio (formerly
AIM V.I. Premier Equity Fund (Series I)                                ING VP Technology Portfolio)(Class I)(2)
Calvert Social Balanced Portfolio                                  ING VP Growth and Income Portfolio (Class I)(2)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)            ING VP Growth Portfolio (Class I)(2)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)            ING VP Index Plus LargeCap Portfolio (Class I)(2)
Fidelity(R) VIP Growth Portfolio (Initial Class)                   ING VP Index Plus MidCap Portfolio (Class I)(2)
Fidelity(R) VIP Overseas Portfolio (Initial Class)                 ING VP Index Plus SmallCap Portfolio (Class I)(2)
Franklin Small Cap Value Securities Fund (Class 2)                 ING VP International Equity Portfolio (Class I)(2)
ING Aeltus Enhanced Index Portfolio formerly ING DSI               ING VP International Value Portfolio (Class I) (2)
    Enhanced Index Portfolio (Service Class)                       ING VP MidCap Opportunities Portfolio (Class I) (3)
ING Alger Aggressive Growth Portfolio (Service Class)              ING VP Money Market Portfolio (Class I)
ING Alger Growth Portfolio (Service Class)                         ING VP Real Estate Portfolio (Class I)(4)
ING American Century Small Cap Value Portfolio (Service Class)     ING VP Small Company Portfolio (Class I)(2)
ING Baron Small Cap Growth Portfolio (Service Class)               ING VP SmallCap Opportunities Portfolio (Class I)(2)
ING GET U.S. Core Portfolio                                        ING VP Strategic Allocation Balanced Portfolio (Class I)(2)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)(1)   ING VP Strategic Allocation Growth Portfolio (Class I)(2)
ING JPMorgan Fleming International Portfolio (Initial Class)       ING VP Strategic Allocation Income Portfolio (Class I)(2)
ING JPMorgan Mid Cap Value Portfolio (Service Class)               ING VP Value Opportunity Portfolio (Class I)(2)
ING MFS Capital Opportunities Portfolio (Initial Class)            Janus Aspen Balanced Portfolio (Institutional Shares)
ING MFS Global Growth Portfolio (Service Class)                    Janus Aspen Capital Appreciation Portfolio (Service Shares
ING OpCap Balanced Value Portfolio (Service Class)                 Janus Aspen Flexible Income Portfolio (Institutional Shares)
ING PIMCO Total Return Portfolio (Service Class)                   Janus Aspen Growth Portfolio (Institutional Shares)
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)   Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)   Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
ING Salomon Brothers Investors Value Portfolio (Service Class)     Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)          Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical       Oppenheimer Global Securities Fund/VA
    Asset Allocation Portfolio) (Service Class)                    Oppenheimer Strategic Bond Fund/VA
ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS          Pioneer Equity Income VCT Portfolio (Class I)
    Research Equity Portfolio) (Initial Class)                     Pioneer Fund VCT Portfolio (Class I)
ING Van Kampen Comstock Portfolio (Service Class)                  Pioneer Mid Cap Value VCT Portfolio (Class I)

(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been reclassified as Class I shares.
(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective
     May 3, 2004 Class R shares of this fund have been reclassified as Class I shares.
(4)  This fund is scheduled to be available on May 10, 2004.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase " and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and $717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation day before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779*= .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.400000) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968= .9998663^30.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, Georgia, 30308 are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statements of Assets and Liabilities                                           3
Statements of Operations                                                      22
Statements of Changes in Net Assets                                           42
Notes to Financial Statements                                                 66

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund-Series I
  AIM V.I. Core Equity Fund-Series I
  AIM V.I. Growth Fund-Series I
  AIM V.I. Premier Equity Fund-Series I
American Century(R) Income & Growth Fund-Advisor Class
Baron Growth Fund
Calvert Variable Series, Inc.:
  Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund-Institutional Shares
Evergreen Special Values Fund-Class A
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-Initial Class Fidelity(R) VIP Contrafund(R) Portfolio-Initial Class Fidelity(R) VIP Equity-Income Portfolio-Initial Class Fidelity(R) VIP Growth Portfolio-Initial Class
  Fidelity(R) VIP High Income Portfolio-Initial Class Fidelity(R) VIP Index 500 Portfolio-Initial Class
  Fidelity(R) VIP Overseas Portfolio-Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund-Class 2
The Growth Fund of America(R) - Class A
ING GET Funds:
  ING GET Fund - Series D
ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q
  ING GET Fund - Series S
ING VP Balanced Portfolios, Inc. - Class R
ING VP Bond Portfolio-Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio-Class R
ING VP Natural Resources Trust
ING Investors Trust:
  ING MFS Total Return Portfolio - Service
  ING T. Rowe Price Equity Income - Service
ING Partners, Inc.:
  ING DSI Enhanced Index Portfolio-Service Class
  ING Alger Aggressive Growth Portfolio-Initial Class
  ING Alger Aggressive Growth Portfolio-Service Class
  ING Alger Growth Portfolio-Service Class
  ING American Century Small Cap Value Portfolio-Service Class ING Baron Small Cap Growth Portfolio-Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio-Service Class ING JPMorgan Mid Cap Value Portfolio-Service Class
  ING MFS Capital Opportunities Portfolio-Initial Class
  ING MFS Global Growth Portfolio-Service Class
  ING MFS Research Equity Portfolio-Initial Class
  ING OpCap Balanced Value Portfolio-Service Class
  ING PIMCO Total Return Portfolio-Service Class
  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class ING Salomon Brothers Fundamental Value Portfolio-Service Class ING Salomon Brother Investors Value Portfolio-Service Class ING T. Rowe Price Growth Equity Portfolio-Initial Class
  ING UBS Tactical Asset Allocation Portfolio-Service Class
  ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio-Class R
  ING VP Strategic Allocation Growth Portfolio-Class R
  ING VP Strategic Allocation Income Portfolio-Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio-Class R
ING Variable Insurance Trust:
  ING GET US Core Portfolio - Series 1
  ING GET US Core Portfolio - Series 2
  ING GET US Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Technology Portfolio-Class R
  ING VP Growth Portfolio-Class R
  ING VP Index Plus LargeCap Portfolio-Class R
  ING VP Index Plus MidCap Portfolio-Class R
  ING VP Index Plus SmallCap Portfolio-Class R
  ING VP International Equity Portfolio-Class R
  ING VP Small Company Portfolio-Class R
  ING VP Value Opportunity Portfolio-Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio-Class R
  ING VP International Value Portfolio-Class R
  ING VP MagnaCap Portfolio-Class R
  ING VP MidCap Opportunities Portfolio-Class R
  ING VP SmallCap Opportunities Portfolio-Class R
Janus Aspen Series:
  Janus Aspen Balanced Portfolio-Institutional Shares
  Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Flexible Income Portfolio-Institutional Shares Janus Aspen Growth Portfolio-Institutional Shares
  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares Janus Aspen Worldwide Growth Portfolio-Institutional Shares
Janus Twenty Fund
Lord Abbett Series Fund, Inc.:
  Lord Abbett Growth and Income Portfolio - Class VC
  Lord Abbett Mid-Cap Value Fund-Class A
  Lord Abbett Mid-Cap Value Portfolio - Class VC
MFS(R) Variable Insurance Trust(SM):
  MFS(R) Total Return Series-Initial Class
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio-Class I
  Pioneer Fund VCT Portfolio-Class I
  Pioneer Mid Cap Value VCT Portfolio-Class I
Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                  AIM V.I.                                          AIM V.I.        CENTURY(R)
                                                  CAPITAL         AIM V.I.         AIM V.I.         PREMIER          INCOME
                                               APPRECIATION     CORE EQUITY         GROWTH           EQUITY         & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          20,562           42,522           17,055           21,041            2,491

Net assets                                    $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       20,562   $       42,522   $       17,055   $       21,037   $        2,491
Contracts in payout (annuitization)
   period                                                  -                -                -                4                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               966,236        2,030,678        1,150,021        1,040,094           89,983
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       24,344   $       53,160   $       21,782   $       24,821   $        2,154
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                   FIDELITY(R)
                                                                    CALVERT        EVERGREEN           VIP          FIDELITY(R)
                                                   BARON            SOCIAL          SPECIAL           ASSET             VIP
                                                  GROWTH           BALANCED         VALUES        MANAGER(SM)      CONTRAFUND(R)
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                               -           60,576           17,138           21,727          564,372

Net assets                                    $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $            -   $       60,576   $       17,138   $       21,727   $      564,372
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                                     8       34,457,160          711,695        1,502,589       24,400,002
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $            -   $       67,265   $       14,196   $       23,497   $      511,222
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                FIDELITY(R)       FIDELITY(R)         VIP          FIDELITY(R)      FIDELITY(R)
                                                VIP EQUITY-           VIP            HIGH              VIP              VIP
                                                  INCOME            GROWTH          INCOME          INDEX 500        OVERSEAS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         327,820          380,196            7,292          101,046           30,341

Net assets                                    $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      327,820   $      380,196   $        7,199   $      101,046   $       30,341
Contracts in payout (annuitization)
   period                                                  -                -               93                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            14,142,368       12,248,574        1,049,155          801,126        1,946,203
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      317,751   $      492,174   $        7,056   $      109,823   $       27,651
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 FRANKLIN
                                                 SMALL CAP         ING GET         ING GET          ING GET          ING GET
                                                   VALUE            FUND -          FUND -           FUND -           FUND -
                                                SECURITIES         SERIES D        SERIES E         SERIES G         SERIES H
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          15,883          152,769           79,656           23,831           18,535

Net assets                                    $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,253,630       16,677,788        8,211,949        2,426,749        1,846,101
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       14,060   $      165,629   $       82,250   $       24,361   $       18,667
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET           ING GET         ING GET          ING GET          ING GET
                                                  FUND -            FUND -          FUND -           FUND -           FUND -
                                                 SERIES I          SERIES J        SERIES K         SERIES L         SERIES Q
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,092              386            1,736            1,049            4,385

Net assets                                    $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,092   $          386   $        1,736   $        1,049   $        4,385
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               108,453           38,653          170,525          103,788          415,218
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,095   $          389   $        1,724   $        1,046   $        4,156
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET                                             ING VP           ING VP
                                                  FUND -            ING VP          ING VP          EMERGING           MONEY
                                                 SERIES S          BALANCED          BOND            MARKETS          MARKET
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          32,661          659,370          408,185            8,172          257,477

Net assets                                    $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       32,661   $      633,395   $      401,878   $        8,172   $      257,358
Contracts in payout (annuitization)
   period                                                  -           25,975            6,307                -              119
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             3,066,746       52,749,610       28,846,973        1,241,948       19,901,635
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       30,731   $      768,131   $      380,609   $        7,610   $      256,679
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING
                                                                                    T. ROWE                          ING ALGER
                                                  ING VP           ING MFS           PRICE           ING DSI        AGGRESSIVE
                                                  NATURAL           TOTAL           EQUITY          ENHANCED         GROWTH -
                                                 RESOURCES         RETURN           INCOME            INDEX        INITIAL CLASS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          13,971            8,289            2,143              800               16

Net assets                                    $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       13,971   $        8,289   $        2,143   $          800   $           16
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               883,117          481,618          176,777          100,543            2,223
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,782   $        7,886   $        1,976   $          717   $           13
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING ALGER                            ING
                                                AGGRESSIVE                         AMERICAN                         ING GOLDMAN
                                                 GROWTH -                           CENTURY         ING BARON        SACHS(R)
                                                  SERVICE         ING ALGER          SMALL          SMALL CAP         CAPITAL
                                                   CLASS           GROWTH          CAP VALUE         GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,420            2,194            6,307           15,257              827

Net assets                                    $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,420   $        2,194   $        6,307   $       15,257   $          827
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,279,863          247,919          586,156        1,305,134           79,785
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,616   $        1,959   $        5,376   $       12,964   $          728
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING
                                                 JPMORGAN         JPMORGAN          ING MFS          ING MFS          ING MFS
                                                  FLEMING          MID CAP          CAPITAL          GLOBAL          RESEARCH
                                               INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH           EQUITY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         126,504            3,999          151,497            1,294          128,075

Net assets                                    $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      126,498   $        3,999   $      151,266   $        1,294   $      128,075
Contracts in payout (annuitization)
   period                                                  6                -              231                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,082,527          336,364        6,257,616          116,961       16,986,069
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      107,313   $        3,488   $      258,749   $        1,183   $      172,841
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING          ING SALOMON      ING SALOMON      ING SALOMON
                                                   OPCAP            PIMCO          BROTHERS         BROTHERS         BROTHERS
                                                 BALANCED           TOTAL         AGGRESSIVE       FUNDAMENTAL       INVESTORS
                                                   VALUE           RETURN           GROWTH            VALUE            VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,183           31,227          239,784            9,414            4,019

Net assets                                    $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,183   $       31,227   $      239,706   $        9,414   $        4,019
Contracts in payout (annuitization)
   period                                                  -                -               78                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               747,178        2,943,135        6,585,667          567,465          309,651
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,473   $       31,781   $      321,684   $        8,518   $        3,462
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING T.
                                                   ROWE            ING UBS                           ING VP           ING VP
                                                   PRICE          TACTICAL          ING VAN         STRATEGIC        STRATEGIC
                                                  GROWTH            ASSET           KAMPEN         ALLOCATION       ALLOCATION
                                                  EQUITY         ALLOCATION        COMSTOCK         BALANCED          GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         246,603              911           32,018           58,446           69,833

Net assets                                    $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      246,311   $          911   $       32,018   $       58,388   $       69,833
Contracts in payout (annuitization)
   period                                                292                -                -               58                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             5,437,777           30,092        3,026,273        4,573,208        5,242,745
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      259,424   $          799   $       28,419   $       60,200   $       73,469
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP
                                                STRATEGIC          ING VP          ING GET          ING GET          ING GET
                                                ALLOCATION       GROWTH AND       US CORE -        US CORE -        US CORE -
                                                  INCOME           INCOME          SERIES 1         SERIES 2         SERIES 3
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          33,837        2,310,967            2,378           20,639              207

Net assets                                    $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       33,698   $    2,142,872   $        2,378   $       20,639   $          207
Contracts in payout (annuitization)
   period                                                139          168,095                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,748,754      126,420,525          229,738        2,047,524           20,661
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       33,481   $    3,772,555   $        2,299   $       20,485   $          207
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    ING VP           ING VP           ING VP
                                                  ING VP           ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                TECHNOLOGY         GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          47,295           95,972          503,421          233,761           93,931

Net assets                                    $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       47,295   $       95,758   $      501,649   $      233,761   $       93,931
Contracts in payout (annuitization)
   period                                                  -              214            1,772                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,220,890       10,747,109       37,180,316       14,946,379        6,947,575
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       39,278   $      147,241   $      609,022   $      203,400   $       80,549
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                              INTERNATIONAL        SMALL            VALUE            GROWTH       INTERNATIONAL
                                                  EQUITY          COMPANY        OPPORTUNITY     OPPORTUNITIES        VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          11,933          167,432          133,176            1,297           32,591

Net assets                                    $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       11,867   $      167,123   $      133,176   $        1,297   $       32,591
Contracts in payout (annuitization)
   period                                                 66              309                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,580,545        9,578,465       11,024,519          259,971        2,960,108
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,547   $      134,949   $      146,065   $        1,197   $       27,291
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING VP           ING VP                          JANUS ASPEN
                                                  ING VP           MIDCAP          SMALLCAP       JANUS ASPEN        CAPITAL
                                                 MAGNACAP      OPPORTUNITIES    OPPORTUNITIES       BALANCED       APPRECIATION
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,571            4,191            8,045          385,094            3,177

Net assets                                    $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               177,738          681,398          545,064       16,757,771          153,645
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,314   $        3,720   $        7,254   $      401,454   $        2,762
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               JANUS ASPEN                        JANUS ASPEN      JANUS ASPEN
                                                 FLEXIBLE       JANUS ASPEN        MID CAP         WORLDWIDE          JANUS
                                                  INCOME           GROWTH           GROWTH           GROWTH           TWENTY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          89,994          239,988          459,241          536,188              563

Net assets                                    $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS

Accumulation units                            $       89,994   $      239,616   $      459,241   $      535,626   $          563
Contracts in payout (annuitization)
   period                                                  -              372                -              562
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             7,205,263       12,479,870       21,459,840       20,766,366           15,563
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       87,839   $      354,889   $      937,978   $      744,547   $          559
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  LORD              LORD
                                                 ABBETT            ABBETT
                                                 GROWTH            MID-CAP         MFS(R)         OPPENHEIMER      OPPENHEIMER
                                                  AND              VALUE -         TOTAL           DEVELOPING       AGGRESSIVE
                                                 INCOME           CLASS VC         RETURN           MARKETS           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          50,532           28,509           58,033            6,248                4

Net assets                                    $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       50,532   $       28,509   $       58,033   $        6,248   $            -
Contracts in payout (annuitization)
   period                                                  -                -                -                -                4
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,060,867        1,673,089        2,963,899          303,138              104
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       43,484   $       24,473   $       53,271   $        5,835   $            4
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                        OPPENHEIMER                         PIONEER
                                                  GLOBAL        OPPENHEIMER       STRATEGIC        PAX WORLD          EQUITY
                                                SECURITIES     MAIN STREET(R)        BOND           BALANCED          INCOME
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
at fair value                                 $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         251,043               32           32,607            3,605           10,691

Net assets                                    $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      251,043   $            -   $       32,599   $        3,605   $       10,691
Contracts in payout (annuitization)
   period                                                  -               32                8                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            10,009,688            1,654        6,456,746          174,340          590,971
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      216,222   $           30   $       30,196   $        3,384   $        9,413
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   PIONEER
                                                  PIONEER          MID CAP
                                                   FUND             VALUE
                                              --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,522   $       11,735
                                              --------------   --------------

Total assets                                           1,522           11,735

Net assets                                    $        1,522   $       11,735
                                              ==============   ==============

NET ASSETS
Accumulation units                            $        1,522   $       11,735
Contracts in payout (annuitization) period                 -                -
                                              --------------   --------------

Total net assets                              $        1,522   $       11,735
                                              ==============   ==============

Total number of shares                                81,385          573,254
                                              ==============   ==============

Cost of shares                                $        1,319   $       10,247
                                              ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                 AIM V.I.         AIM V.I.                          AIM V.I.        CENTURY(R)
                                                 CAPITAL            CORE           AIM V.I.         PREMIER           INCOME
                                               APPRECIATION        EQUITY           GROWTH           EQUITY          & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          386   $            -   $           58   $           27
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              386                -               58               27

Expenses:
   Mortality and expense risk and
     other charges                                       186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                            (186)             (19)            (152)            (129)              10

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (3,465)          (2,551)          (2,355)          (1,545)              (1)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (3,465)          (2,551)          (2,355)          (1,545)              (1)

Net unrealized appreciation
   (depreciation) of investments                       8,085           10,595            6,249            5,662              440
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,434   $        8,025   $        3,742   $        3,988   $          449
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    FIDELITY(R)
                                                                   CALVERT          CHAPMAN         EVERGREEN           VIP
                                                  BARON            SOCIAL           DEM(R)           SPECIAL           ASSET
                                                  GROWTH          BALANCED          EQUITY           VALUES         MANAGER(SM)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        1,073   $            -   $            -   $          694
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            1,073                -                -              694

Expenses:
   Mortality and expense risk and
     other charges                                         -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                               -              520                -             (118)             495

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -             (538)               -             (267)            (405)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          -             (538)               -             (267)            (405)

Net unrealized appreciation
   (depreciation) of investments                           -            9,048                -            4,137            3,010
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $            -   $        9,030   $            -   $        3,752   $        3,100
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               FIDELITY(R)      FIDELITY(R)                        FIDELITY(R)      FIDELITY(R)
                                                   VIP          VIP EQUITY-       FIDELITY(R)        VIP HIGH           VIP
                                              CONTRAFUND(R)        INCOME         VIP GROWTH         INCOME         INDEX 500
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
       Dividends                              $        1,892   $        4,318   $          797   $          291   $        1,161
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,892            4,318              797              291            1,161

Expenses:
   Mortality and expense risk and
     other charges                                     4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (2,805)           1,598           (2,540)             229              319

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                2,957           (2,223)          (8,623)             942           (4,305)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     2,957           (2,223)          (8,623)             942           (4,305)

Net unrealized appreciation
   (depreciation) of investments                     112,756           70,405           98,646              154           24,674
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      112,908   $       69,780   $        7,483   $        1,325   $       20,688
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  FRANKLIN           THE
                                               FIDELITY(R)       SMALL CAP       GROWTH FUND        ING GET          ING GET
                                                   VIP             VALUE        OF AMERICA(R)-       FUND -           FUND -
                                                 OVERSEAS        SECURITIES        CLASS A          SERIES D         SERIES E
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          111   $           23   $            -   $        7,793   $        3,807
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  111               23                -            7,793            3,807

Expenses:
   Mortality and expense risk and
     other charges                                       202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (91)             (93)              (2)           5,189            2,544

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                6,761              452                8           (7,603)            (905)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     6,761              452                8           (7,603)            (905)

Net unrealized appreciation
   (depreciation) of investments                       2,791            2,979                -            2,750             (405)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        9,461   $        3,338   $            6   $          336   $        1,234
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           FUND -           FUND -
                                                 SERIES G         SERIES H         SERIES I         SERIES J         SERIES K
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,111   $          857   $           39   $           14   $           58
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,111              857               39               14               58

Expenses:
   Mortality and expense risk and
     other charges                                       387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             724              563               19                7               34

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (150)             (25)               -               (1)               7
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (150)             (25)               -               (1)               7

Net unrealized appreciation
   (depreciation) of investments                        (350)            (191)              (4)              (2)             (23)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          224   $          347   $           15   $            4   $           18
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           ING VP           ING VP
                                                 SERIES L         SERIES Q         SERIES S         BALANCED           BOND
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           42   $            -   $           38   $       12,352   $        7,461
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   42                -               38           12,352            7,461

Expenses:
   Mortality and expense risk and
     other charges                                        15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              27              (61)            (465)           5,590            2,655

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -               30              381          (20,852)           6,513
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -               30              381          (20,852)           6,513

Net unrealized appreciation
   (depreciation) of investments                          (3)             213            1,679          114,905           12,637
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $           24   $          182   $        1,595   $       99,643   $       21,805
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING
                                                                                                                     T. ROWE
                                                  ING VP           ING VP           ING VP          ING MFS           PRICE
                                                 EMERGING          MONEY           NATURAL           TOTAL            EQUITY
                                                 MARKETS           MARKET         RESOURCES          RETURN           INCOME
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        5,601   $            -   $           37   $            5
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            5,601                -               37                5

Expenses:
   Mortality and expense risk and
     other charges                                        61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (61)           2,594             (123)              16               (2)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                1,993           (2,912)            (744)              (1)              23
Capital gains distributions                                -                -                -                -                2
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     1,993           (2,912)            (744)              (1)              25

Net unrealized appreciation
   (depreciation) of investments                         669              151            4,001              403              167
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,601   $         (167)  $        3,134   $          418   $          190
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING ALGER        ING ALGER                           ING
                                                 ING DSI         AGGRESSIVE       AGGRESSIVE                         AMERICAN
                                                 ENHANCED         GROWTH -         GROWTH -        ING ALGER      CENTURY SMALL
                                                  INDEX        INITIAL CLASS    SERVICE CLASS        GROWTH         CAP VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            3   $            -   $            -   $            -   $            7
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    3                -                -                -                7

Expenses:
   Mortality and expense risk and
     other charges                                         4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (1)               -              (41)             (11)             (33)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   16                3              306               47               44
Capital gains distributions                                -                -                -                -              157
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        16                3              306               47              201

Net unrealized appreciation
   (depreciation) of investments                          85                3              848              249              960
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          100   $            6   $        1,113   $          285   $        1,128
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     ING
                                                                   GOLDMAN           ING              ING
                                                ING BARON         SACHS(R)         JPMORGAN         JPMORGAN         ING MFS
                                                SMALL CAP         CAPITAL          FLEMING          MID CAP          CAPITAL
                                                  GROWTH           GROWTH       INTERNATIONAL        VALUE        OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $        1,151   $           11   $          272
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -            1,151               11              272

Expenses:
   Mortality and expense risk and
     other charges                                        87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (87)              (6)               5              (12)          (1,132)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  175               10           13,443               66           (9,998)
Capital gains distributions                                -                -                -               27                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       175               10           13,443               93           (9,998)

Net unrealized appreciation
   (depreciation) of investments                       2,280              112           19,848              486           43,736
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,368   $          116   $       33,296   $          567   $       32,606
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING              ING           ING SALOMON
                                                 ING MFS          ING MFS           OPCAP            PIMCO           BROTHERS
                                                  GLOBAL          RESEARCH         BALANCED          TOTAL          AGGRESSIVE
                                                  GROWTH           EQUITY           VALUE            RETURN           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          704   $           79   $          845   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              704               79              845                -

Expenses:
   Mortality and expense risk and
     other charges                                         7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (7)            (573)              43              563           (2,138)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   99           (8,730)              69              655          (11,102)
Capital gains distributions                                -                -                -              179                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        99           (8,730)              69              834          (11,102)

Net unrealized appreciation
   (depreciation) of investments                         116           34,528              692             (744)          76,768
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          208   $       25,225   $          804   $          653   $       63,528
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ING
                                               ING SALOMON         SALOMON                          ING UBS
                                                 BROTHERS         BROTHERS       ING T. ROWE        TACTICAL         ING VAN
                                               FUNDAMENTAL       INVESTORS       PRICE GROWTH        ASSET            KAMPEN
                                                  VALUE            VALUE            EQUITY         ALLOCATION        COMSTOCK
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           67   $           16   $          317   $            1   $          179
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   67               16              317                1              179

Expenses:
   Mortality and expense risk and
     other charges                                        41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              26               (8)          (1,770)              (6)              12

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  209               25           (1,850)              42              (57)
Capital gains distributions                                -                -                -                -              511
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       209               25           (1,850)              42              454

Net unrealized appreciation
   (depreciation) of investments                         900              574           55,811              116            3,979
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        1,135   $          591   $       52,191   $          152   $        4,445
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP
                                                STRATEGIC        STRATEGIC        STRATEGIC          ING VP          ING GET
                                                ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND       US CORE -
                                                 BALANCED          GROWTH           INCOME           INCOME          SERIES 1
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          789   $          555   $          752   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  789              555              752                -                -

Expenses:
   Mortality and expense risk and
     other charges                                       563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             226             (107)             411          (23,918)             (11)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (840)          (1,375)            (527)        (425,719)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (840)          (1,375)            (527)        (425,719)               -

Net unrealized appreciation
   (depreciation) of investments                       9,405           14,356            3,834          928,479               79
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        8,791   $       12,874   $        3,718   $      478,842   $           68
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET                                             ING VP
                                                US CORE -        US CORE -          ING VP           ING VP         INDEX PLUS
                                                 SERIES 2         SERIES 3        TECHNOLOGY         GROWTH          LARGECAP
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $            -   $            -   $        4,597
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -                -                -            4,597

Expenses:
   Mortality and expense risk and
     other charges                                        24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (24)               -             (329)            (881)             144

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -                -           (1,973)         (11,268)         (12,981)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -                -           (1,973)         (11,268)         (12,981)

Net unrealized appreciation
   (depreciation) of investments                         154                -           13,749           34,025          110,816
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          130   $            -   $       11,447   $       21,876   $       97,979
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                                INDEX PLUS       INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                  MIDCAP          SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          741   $          129   $          102   $          349   $          956
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  741              129              102              349              956

Expenses:
   Mortality and expense risk and
     other charges                                     1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (1,031)            (559)               3             (998)            (277)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (2,145)             (56)           1,452           (9,972)          (8,337)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (2,145)             (56)           1,452           (9,972)          (8,337)

Net unrealized appreciation
   (depreciation) of investments                      52,581           21,801            1,316           52,820           34,754
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       49,405   $       21,186   $        2,771   $       41,850   $       26,140
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP                            ING VP           ING VP
                                                  GROWTH       INTERNATIONAL        ING VP           MIDCAP          SMALLCAP
                                              OPPORTUNITIES        VALUE           MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          270   $           11   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              270               11                -                -

Expenses:
   Mortality and expense risk and
     other charges                                         6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (6)              70                1              (23)             (30)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   38             (610)             (41)             155             (356)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        38             (610)             (41)             155             (356)

Net unrealized appreciation
   (depreciation) of investments                         123            6,551              315              495            1,518
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          155   $        6,011   $          275   $          627   $        1,132
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  JANUS         JANUS ASPEN      JANUS ASPEN         JANUS         JANUS ASPEN
                                                  ASPEN           CAPITAL          FLEXIBLE          ASPEN           MID CAP
                                                 BALANCED       APPRECIATION        INCOME           GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        8,211   $            7   $        4,406   $          197   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                8,211                7            4,406              197                -

Expenses:
   Mortality and expense risk and
     other charges                                     3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           4,325              (22)           3,431           (2,049)          (4,273)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                4,890              (25)           2,292          (15,905)         (55,409)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     4,890              (25)           2,292          (15,905)         (55,409)

Net unrealized appreciation
   (depreciation) of investments                      36,186              573             (960)          76,212          179,054
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       45,401   $          526   $        4,763   $       58,258   $      119,372
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     LORD             LORD             LORD
                                                  JANUS                             ABBETT           ABBETT           ABBETT
                                                  ASPEN                             GROWTH          MID-CAP          MID-CAP
                                                 WORLDWIDE          JANUS             AND            VALUE -          VALUE -
                                                  GROWTH           TWENTY           INCOME           CLASS A         CLASS VC
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        5,588   $            3   $          291   $            -   $          129
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                5,588                3              291                -              129

Expenses:
   Mortality and expense risk and
     other charges                                     5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             277               (2)              16                -              (52)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (17,365)             (39)             (40)              (2)            (233)
Capital gains distributions                                -                -                -                -              266
                                              --------------   --------------   --------------   --------------   --------------
Total realized gain (loss) on investments
   and capital gains distributions                   (17,365)             (39)             (40)              (2)              33

Net unrealized appreciation
   (depreciation) of investments                     123,499              143            7,960                -            4,466
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      106,411   $          102   $        7,936   $           (2)  $        4,447
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  MFS(R)         DEVELOPING       AGGRESSIVE         GLOBAL        OPPENHEIMER
                                               TOTAL RETURN       MARKETS           GROWTH         SECURITIES     MAIN STREET(R)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          807   $          172   $            -   $        1,017   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  807              172                -            1,017                -

Expenses:
   Mortality and expense risk and
     other charges                                       513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------
Total expenses                                           513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             294              146                -             (560)               -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (263)           1,051                -           (6,014)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (263)           1,051                -           (6,014)               -

Net unrealized appreciation
   (depreciation) of investments                       7,216              383                1           67,124                7
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        7,247   $        1,580   $            1   $       60,550   $            7
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                          PIONEER                           PIONEER
                                                STRATEGIC        PAX WORLD          EQUITY          PIONEER          MID CAP
                                                   BOND           BALANCED          INCOME            FUND            VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,372   $           27   $          173   $           11   $           11
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,372               27              173               11               11

Expenses:
   Mortality and expense risk
     and other charges                                   262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           1,110                6              105                2              (38)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  969              (35)              (9)              (3)              85
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       969              (35)              (9)              (3)              85

Net unrealized appreciation
   (depreciation) of investments                       1,931              385            1,446              219            1,583
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,010   $          356   $        1,542   $          218   $        1,630
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  TEMPLETON
                                                                   FOREIGN
                                                               --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                   $            -
                                                               --------------

Total investment income                                                     -

Expenses:
   Mortality and expense risk and
     other changes                                                          6
                                                               --------------

Total expenses                                                              6
                                                               --------------

Net investment income (loss)                                               (6)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                     -
Capital gains distributions                                                 -
                                                               --------------

Total realized gain (loss) on investments
   and capital gains distributions                                          -

Net unrealized appreciation (depreciation)
   of investments                                                           -
                                                               --------------

Net increase (decrease) in net assets
   resulting from operations                                   $           (6)
                                                               ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AIM V.I.                                         AIM V.I.
                                                                    CAPITAL        AIM V.I.        AIM V.I.         PREMIER
                                                                 APPRECIATION     CORE EQUITY       GROWTH          EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      19,027   $      44,279   $      15,568   $      22,335

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (182)           (300)           (145)           (133)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,280)         (5,332)         (5,230)         (3,658)
   Net unrealized appreciation (depreciation) during the year           (1,536)         (1,623)            110          (3,591)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (4,998)         (7,255)         (5,265)         (7,382)

Changes from principal transactions:
   Total unit transactions                                               1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 (3,725)         (9,551)         (4,165)         (6,358)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         15,302          34,728          11,403          15,977

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (186)            (19)           (152)           (129)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,465)         (2,551)         (2,355)         (1,545)
   Net unrealized appreciation (depreciation) during the year            8,085          10,595           6,249           5,662
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,434           8,025           3,742           3,988

Changes from contract transactions:
   Total unit transactions                                                 826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,260           7,794           5,652           5,064
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,562   $      42,522   $      17,055   $      21,041
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AMERICAN
                                                                  CENTURY(R)                        CALVERT         CHAPMAN
                                                                    INCOME           BARON          SOCIAL          DEM(R)
                                                                   & GROWTH         GROWTH         BALANCED         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         629   $           -   $      58,340   $          92

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              2               -             904              (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (138)              -            (504)            (38)
   Net unrealized appreciation (depreciation) during the year              (89)              -          (8,105)             (8)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (225)              -          (7,705)            (47)

Changes from principal transactions:
   Total unit transactions                                                 748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                    523               -          (8,574)            (41)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          1,152               -          49,766              51

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             10               -             520               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)              -            (538)              -
   Net unrealized appreciation (depreciation) during the year              440               -           9,048               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      449               -           9,030               -

Changes from contract transactions:
   Total unit transactions                                                 890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  1,339               -          10,810             (51)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       2,491   $           -   $      60,576   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                                   EVERGREEN          VIP         FIDELITY(R)     FIDELITY(R)
                                                                    SPECIAL          ASSET            VIP         VIP EQUITY-
                                                                    VALUES        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       3,926   $      21,589   $     375,287   $     237,314

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (78)            591          (1,051)          1,285
   Net realized gain (loss) on investments and capital gains
      distributions                                                        144            (684)          3,613           3,748
   Net unrealized appreciation (depreciation) during the year           (1,182)         (2,082)        (44,845)        (54,582)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,116)         (2,175)        (42,283)        (49,549)

Changes from principal transactions:
   Total unit transactions                                               6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,441          (3,354)          7,069         (10,419)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          9,367          18,235         382,356         226,895

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (118)            495          (2,805)          1,598
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (267)           (405)          2,957          (2,223)
   Net unrealized appreciation (depreciation) during the year            4,137           3,010         112,756          70,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,752           3,100         112,908          69,780

Changes from contract transactions:
   Total unit transactions                                               4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,771           3,492         182,016         100,925
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      17,138   $      21,727   $     564,372   $     327,820
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                                                  FIDELITY(R)      VIP HIGH           VIP             VIP
                                                                  VIP GROWTH        INCOME         INDEX 500       OVERSEAS
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     388,351   $       2,694   $      96,097   $      14,766

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,706)            238             259             (63)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,719)           (295)         (5,339)         (1,464)
   Net unrealized appreciation (depreciation) during the year         (119,138)            132         (17,808)            234
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (125,563)             75         (22,888)         (1,293)

Changes from principal transactions:
     Total unit transactions                                            14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (110,607)            875         (23,429)           (690)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        277,744           3,569          72,668          14,076

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,540)            229             319             (91)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (8,623)            942          (4,305)          6,761
   Net unrealized appreciation (depreciation) during the year           98,646             154          24,674           2,791
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   87,483           1,325          20,688           9,461

Changes from contract transactions:
   Total unit transactions                                              14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                102,452           3,723          28,378          16,265
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     380,196   $       7,292   $     101,046   $      30,341
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FRANKLIN       THE GROWTH
                                                                   SMALL CAP        FUND OF         ING GET         ING GET
                                                                     VALUE        AMERICA(R) -      FUND -          FUND -
                                                                  SECURITIES        CLASS A        SERIES D        SERIES E
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         130   $           -   $     288,294   $     118,197

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (23)              -           7,760           2,971
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (281)              -          (3,074)           (463)
   Net unrealized appreciation (depreciation) during the year           (1,170)              -          (6,395)            396
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,474)              -          (1,709)          2,904

Changes from principal transactions:
   Total unit transactions                                               9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,821               -         (54,228)        (13,754)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          7,951               -         234,066         104,443

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (93)             (2)          5,189           2,544
   Net realized gain (loss) on investments and capital gains
      distributions                                                        452               8          (7,603)           (905)
   Net unrealized appreciation (depreciation) during the year            2,979               -           2,750            (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,338               6             336           1,234

Changes from contract transactions:
   Total unit transactions                                               4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,932               -         (81,297)        (24,787)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,883   $           -   $     152,769   $      79,656
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES G        SERIES H        SERIES I        SERIES J
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      33,746   $      25,808   $       1,252   $         381

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            779             548              22               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (98)            (19)             (1)              -
   Net unrealized appreciation (depreciation) during the year              396             262              21               9
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,077             791              42              16

Changes from principal transactions:
   Total unit transactions                                              (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (3,990)         (2,526)            (62)             13
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         29,756          23,282           1,190             394

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            724             563              19               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (150)            (25)              -              (1)
   Net unrealized appreciation (depreciation) during the year             (350)           (191)             (4)             (2)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      224             347              15               4

Changes from contract transactions:
   Total unit transactions                                              (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (5,925)         (4,747)            (98)             (8)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      23,831   $      18,535   $       1,092   $         386
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES K        SERIES L        SERIES Q        SERIES S
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       2,275   $       1,305   $       3,642   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             30             (15)             40              84
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)             (4)              1               1
   Net unrealized appreciation (depreciation) during the year               61              33              15             251
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       90              14              56             336

Changes from principal transactions:
   Total unit transactions                                                (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (227)           (118)          1,389          46,558
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,048           1,187           5,031          46,558

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             34              27             (61)           (465)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          7               -              30             381
   Net unrealized appreciation (depreciation) during the year              (23)             (3)            213           1,679
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       18              24             182           1,595

Changes from contract transactions:
   Total unit transactions                                                (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (312)           (138)           (646)        (13,897)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,736   $       1,049   $       4,385   $      32,661
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING VP          ING VP
                                                                    ING VP          ING VP         EMERGING          MONEY
                                                                   BALANCED          BOND           MARKETS         MARKET
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     768,043   $     409,596   $       5,519   $     374,569

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (329)          9,352             (60)         10,481
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (34,344)          3,536             (12)         (7,043)
   Net unrealized appreciation (depreciation) during the year          (50,314)         16,434            (365)         (1,172)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (84,987)         29,322            (437)          2,266

Changes from principal transactions:
   Total unit transactions                                             (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (170,118)         48,582            (499)         (5,723)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        597,925         458,178           5,020         368,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                          5,590           2,655             (61)          2,594
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (20,852)          6,513           1,993          (2,912)
   Net unrealized appreciation (depreciation) during the year          114,905          12,637             669             151
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   99,643          21,805           2,601            (167)

Changes from contract transactions:
   Total unit transactions                                             (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 61,445         (49,993)          3,152        (111,369)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     659,370   $     408,185   $       8,172   $     257,477
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                  ING T. ROWE
                                                                    ING VP          ING MFS          PRICE          ING DSI
                                                                    NATURAL          TOTAL          EQUITY         ENHANCED
                                                                   RESOURCES        RETURN          INCOME           INDEX
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      12,751   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (108)              -               -               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (496)              -               -              (5)
   Net unrealized appreciation (depreciation) during the year               60               -               -              (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (544)              -               -              (8)

Changes from principal transactions:
   Total unit transactions                                                (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (854)              -               -             126
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         11,897               -               -             126

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (123)             16              (2)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (744)             (1)             25              16
   Net unrealized appreciation (depreciation) during the year            4,001             403             167              85
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,134             418             190             100

Changes from contract transactions:
   Total unit transactions                                              (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  2,074           8,289           2,143             674
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      13,971   $       8,289   $       2,143   $         800
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING ALGER       ING ALGER                         ING
                                                                  AGGRESSIVE      AGGRESSIVE                       AMERICAN
                                                                   GROWTH -        GROWTH -        ING ALGER     CENTURY SMALL
                                                                 INITIAL CLASS   SERVICE CLASS      GROWTH         CAP VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -              (4)             (1)             (8)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -             (32)             (3)           (121)
   Net unrealized appreciation (depreciation) during the year                -             (45)            (14)            (29)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -             (81)            (18)           (158)

Changes from principal transactions:
   Total unit transactions                                                   -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -             902             255           1,834
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -             902             255           1,834

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -             (41)            (11)            (33)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          3             306              47             201
   Net unrealized appreciation (depreciation) during the year                3             848             249             960
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        6           1,113             285           1,128

Changes from contract transactions:
   Total unit transactions                                                  10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                             10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                     16           8,518           1,939           4,473
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $          16   $       9,420   $       2,194   $       6,307
                                                                 =============   =============   =============   =============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                      ING         ING GOLDMAN         ING             ING
                                                                     BARON         SACHS(R)        JPMORGAN        JPMORGAN
                                                                   SMALL CAP        CAPITAL         FLEMING         MID CAP
                                                                    GROWTH          GROWTH       INTERNATIONAL       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $     145,566   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (12)             (1)           (570)             (3)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (92)             (5)        (16,744)            (24)
   Net unrealized appreciation (depreciation) during the year               12             (13)         (1,963)             26
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (92)            (19)        (19,277)             (1)

Changes from principal transactions:
   Total unit transactions                                               3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  3,239             347         (37,727)          1,038
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,239             347         107,839           1,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (87)             (6)              5             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                          175              10          13,443              93
   Net unrealized appreciation (depreciation) during
      the year                                                           2,280             112          19,848             486
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    2,368             116          33,296             567

Changes from contract transactions:
   Total unit transactions                                               9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 12,018             480          18,665           2,961
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,257   $         827   $     126,504   $       3,999
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING MFS         ING MFS         ING MFS        ING OPCAP
                                                                    CAPITAL         GLOBAL         RESEARCH        BALANCED
                                                                 OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     216,006   $           -   $     172,262   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,732)             (1)         (1,247)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,396)             (6)         (9,552)             (1)
   Net unrealized appreciation (depreciation) during the year          (50,689)             (5)        (32,213)             18
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (64,817)            (12)        (43,012)             16

Changes from principal transactions:
   Total unit transactions                                             (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (86,856)            202         (57,770)            515
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        129,150             202         114,492             515

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (1,132)             (7)           (573)             43
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,998)             99          (8,730)             69
   Net unrealized appreciation (depreciation) during the year           43,736             116          34,528             692
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   32,606             208          25,225             804

Changes from contract transactions:
   Total unit transactions                                             (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 22,347           1,092          13,583           8,668
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     151,497   $       1,294   $     128,075   $       9,183
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  ING SALOMON     ING SALOMON     ING SALOMON
                                                                                   BROTHERS        BROTHERS        BROTHERS
                                                                   ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS
                                                                 TOTAL RETURN       GROWTH           VALUE           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $     305,237   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            159          (2,396)             (1)             (2)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        205         (13,796)             (8)            (16)
   Net unrealized appreciation (depreciation) during the year              190         (90,736)             (4)            (17)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      554        (106,928)            (13)            (35)

Changes from principal transactions:
   Total unit transactions                                              15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 16,279        (129,310)            244             635
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         16,279         175,927             244             635

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            563          (2,138)             26              (8)
   Net realized gain (loss) on investments and capital
      gains distributions                                                  834         (11,102)            209              25
   Net unrealized appreciation (depreciation)during the year              (744)         76,768             900             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      653          63,528           1,135             591

Changes from contract transactions:
   Total unit transactions                                              14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 14,948          63,857           9,170           3,384
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      31,227   $     239,784   $       9,414   $       4,019
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    ING UBS                         ING VP
                                                                  ING T. ROWE      TACTICAL         ING VAN        STRATEGIC
                                                                 PRICE GROWTH        ASSET          KAMPEN        ALLOCATION
                                                                    EQUITY        ALLOCATION       COMSTOCK        BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     223,753   $           -   $           -   $      57,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,678)             (2)              3             770
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (2,973)            (12)             (9)         (1,102)
   Net unrealized appreciation (depreciation) during the year          (50,934)             (4)           (380)         (5,687)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (55,585)            (18)           (386)         (6,019)

Changes from principal transactions:
   Total unit transactions                                               1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (53,864)            474           8,175          (9,192)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        169,889             474           8,175          47,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,770)             (6)             12             226
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,850)             42             454            (840)
   Net unrealized appreciation (depreciation) during the year           55,811             116           3,979           9,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   52,191             152           4,445           8,791

Changes from contract transactions:
   Total unit transactions                                              24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 76,714             437          23,843          10,600
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     246,603   $         911   $      32,018   $      58,446
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP            ING
                                                                   STRATEGIC       STRATEGIC        ING VP            GET
                                                                  ALLOCATION      ALLOCATION      GROWTH AND       U.S. CORE
                                                                    GROWTH          INCOME          INCOME         SERIES 1
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      67,010   $      37,096   $   3,399,498   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            391             801          (7,432)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,462)           (970)       (453,546)              -
   Net unrealized appreciation (depreciation) during the year           (8,838)         (1,819)       (363,307)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (9,909)         (1,988)       (824,285)              -

Changes from principal transactions:
   Total unit transactions                                              (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (10,964)         (5,486)     (1,258,080)              -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         56,046          31,610       2,141,418               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Operations:
   Net investment income (loss)                                           (107)            411         (23,918)            (11)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,375)           (527)       (425,719)              -
   Net unrealized appreciation (depreciation) during the year           14,356           3,834         928,479              79
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   12,874           3,718         478,842              68

Changes from contract transactions:
   Total unit transactions                                                 913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 13,787           2,227         169,549           2,378
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      69,833   $      33,837   $   2,310,967   $       2,378
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING  GET         ING GET
                                                                   U.S. CORE       U.S. CORE        ING VP          ING VP
                                                                   SERIES 2        SERIES 3       TECHNOLOGY        GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $      31,754   $     120,765

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              -               -            (297)         (1,011)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -         (19,418)        (10,292)
   Net unrealized appreciation (depreciation) during the year                -               -           3,470         (23,361)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -               -         (16,245)        (34,664)

Changes from principal transactions:
   Total unit transactions                                                   -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -               -          (8,753)        (44,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -               -          23,001          76,539

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (24)              -            (329)           (881)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -          (1,973)        (11,268)
   Net unrealized appreciation (depreciation) during the year              154               -          13,749          34,025
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      130               -          11,447          21,876

Changes from contract transactions:
   Total unit transactions                                              20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 20,639             207          24,294          19,433
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,639   $         207   $      47,295   $      95,972
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                  INDEX PLUS      INDEX PLUS      INDEX PLUS     INTERNATIONAL
                                                                   LARGECAP         MIDCAP         SMALLCAP         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     459,606   $      88,491   $      28,860   $      10,978

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (3,404)           (817)           (425)            (80)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (14,024)         (2,147)           (494)         (2,402)
   Net unrealized appreciation (depreciation) during the year          (92,339)        (20,160)         (9,009)           (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (109,767)        (23,124)         (9,928)         (2,887)

Changes from principal transactions:
   Total unit transactions                                              28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (81,146)         55,770          25,719          (2,730)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        378,460         144,261          54,579           8,248

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            144          (1,031)           (559)              3
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,981)         (2,145)            (56)          1,452
   Net unrealized appreciation (depreciation) during the year          110,816          52,581          21,801           1,316
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   97,979          49,405          21,186           2,771

Changes from contract transactions:
   Total unit transactions                                              26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                124,961          89,500          39,352           3,685
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     503,421   $     233,761   $      93,931   $      11,933
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                     SMALL           VALUE          GROWTH       INTERNATIONAL
                                                                    COMPANY       OPPORTUNITY    OPPORTUNITIES       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     134,200   $     118,660   $          10   $       1,529

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (741)           (727)             (1)             (5)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (11,913)         (5,360)            (14)           (281)
   Net unrealized appreciation (depreciation) during the year          (23,960)        (33,842)            (22)         (1,267)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (36,614)        (39,929)            (37)         (1,553)

Changes from principal transactions:
   Total unit transactions                                              17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (19,115)         (3,315)            148          11,296
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        115,085         115,345             158          12,825

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (998)           (277)             (6)             70
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,972)         (8,337)             38            (610)
   Net unrealized appreciation (depreciation) during the year           52,820          34,754             123           6,551
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   41,850          26,140             155           6,011

Changes from contract transactions:
   Total unit transactions                                              10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in assets derived from principal
   transactions                                                         10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 52,347          17,831           1,139          19,766
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     167,432   $     133,176   $       1,297   $      32,591
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                     JANUS
                                                                                    ING VP          ING VP           ASPEN
                                                                    ING VP          MIDCAP         SMALLCAP         SERIES
                                                                   MAGNACAP      OPPORTUNITIES   OPPORTUNITIES     BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $          30   $          59   $     338,450

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              1              (2)            (10)          5,176
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (3)            (45)           (143)          3,603
   Net unrealized appreciation (depreciation) during the year              (58)            (24)           (729)        (36,599)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (60)            (71)           (882)        (27,820)

Changes from principal transactions:
   Total unit transactions                                                 604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                    544             427           2,180          15,090
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                            544             457           2,239         353,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              1             (23)            (30)          4,325
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (41)            155            (356)          4,890
   Net unrealized appreciation (depreciation) during the year              315             495           1,518          36,186
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      275             627           1,132          45,401

Changes from contract transactions:
   Total unit transactions                                                 752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,027           3,734           5,806          31,554
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,571   $       4,191   $       8,045   $     385,094
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN     JANUS ASPEN        JANUS        JANUS ASPEN
                                                                    SERIES          SERIES           ASPEN          SERIES
                                                                    CAPITAL        FLEXIBLE         SERIES          MID CAP
                                                                 APPRECIATION       INCOME          GROWTH          GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         530   $      56,744   $     305,619   $     569,410

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             (8)          2,675          (2,624)         (4,630)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (57)            436          (8,168)        (29,447)
   Net unrealized appreciation (depreciation) during the year             (142)          3,209         (70,336)       (125,671)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (207)          6,320         (81,128)       (159,748)

Changes from principal transactions:
   Total unit transactions                                               1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,489          35,527        (106,453)       (200,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,019          92,271         199,166         369,184

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (22)          3,431          (2,049)         (4,273)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (25)          2,292         (15,905)        (55,409)
   Net unrealized appreciation (depreciation) during the year              573            (960)         76,212         179,054
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      526           4,763          58,258         119,372

Changes from contract transactions:

   Total unit transactions                                                 632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,158          (2,277)         40,822          90,057
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       3,177   $      89,994   $     239,988   $     459,241
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN                                     LORD ABBETT
                                                                    SERIES                        LORD ABBETT       MID-CAP
                                                                   WORLDWIDE         JANUS        GROWTH AND        VALUE -
                                                                    GROWTH          TWENTY          INCOME          CLASS A
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     783,656   $         497   $       1,226   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,079)             (2)             13               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      9,133            (130)             (2)              -
   Net unrealized appreciation (depreciation) during the year         (206,185)              6            (936)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (198,131)           (126)           (925)              -

Changes from principal transactions:
   Total unit transactions                                             (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                               (270,213)           (114)         10,946              21
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        513,443             383          12,172              21

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            277              (2)             16               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (17,365)            (39)            (40)             (2)
   Net unrealized appreciation (depreciation) during the year          123,499             143           7,960               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  106,411             102           7,936              (2)

Changes from contract transactions:
   Total unit transactions                                             (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 22,745             180          38,360             (21)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     536,188   $         563   $      50,532   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     LORD
                                                                    ABBETT
                                                                    MID-CAP         MFS(R)        OPPENHEIMER     OPPENHEIMER
                                                                    VALUE -          TOTAL        DEVELOPING      AGGRESSIVE
                                                                   CLASS VC         RETURN          MARKETS         GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         265   $      21,228   $         223   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             16             126               7               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (44)            116            (216)              -
   Net unrealized appreciation (depreciation) during the year             (436)         (2,403)             26              (1)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (464)         (2,161)           (183)             (1)

Changes from principal transactions:
   Total unit transactions                                              10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  9,859          18,110           1,071               3
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         10,124          39,338           1,294               3

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (52)            294             146               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         33            (263)          1,051               -
   Net unrealized appreciation (depreciation) during the year            4,466           7,216             383               1
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,447           7,247           1,580               1

Changes from contract transactions:
   Total unit transactions                                              13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 18,385          18,695           4,954               1
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      28,509   $      58,033   $       6,248   $           4
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER                     OPPENHEIMER
                                                                    GLOBAL        OPPENHEIMER      STRATEGIC       PAX WORLD
                                                                  SECURITIES     MAIN STREET(R)      BOND          BALANCED
                                                                 -------------   --------------  -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      86,986         $     -   $       9,817   $       2,309

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (615)              -             733              14
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,640)              -            (431)           (185)
   Net unrealized appreciation (depreciation) during the year          (23,058)             (5)            555             (54)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (30,313)             (5)            857            (225)

Changes from principal transactions:
   Total unit transactions                                              60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 30,414              28           6,845            (704)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        117,400              28          16,662           1,605

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (560)              -           1,110               6
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,014)              -             969             (35)
   Net unrealized appreciation (depreciation) during the year           67,124               7           1,931             385
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   60,550               7           4,010             356

Changes from contract transactions:
   Total unit transactions                                              73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                133,643               4          15,945           2,000
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     251,043   $          32   $      32,607   $       3,605
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                         PIONEER
                                                                    EQUITY          PIONEER         MID CAP        TEMPLETON
                                                                    INCOME           FUND            VALUE          FOREIGN
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $          88   $           9   $          81   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             35               1              (8)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (39)             (9)           (102)              -
   Net unrealized appreciation (depreciation) during the year             (169)            (16)            (99)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (173)            (24)           (209)              -

Changes from principal transactions:
   Total unit transactions                                               3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  3,694             423           2,062               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,782             432           2,143               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            105               2             (38)             (6)
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (9)             (3)             85               -
   Net unrealized appreciation (depreciation) during the year            1,446             219           1,583               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,542             218           1,630              (6)

Changes from contract transactions:
   Total unit transactions                                               5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  6,909           1,090           9,592               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      10,691   $       1,522   $      11,735   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund-Series I
         AIM V.I. Core Equity Fund-Series I
         AIM V.I. Growth Fund-Series I
         AIM V.I. Premier Equity Fund-Series I
      American Century(R) Income & Growth Fund-Advisor Class
      Baron Growth Fund**
      Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
      Evergreen Special Values Fund-Class A
      Fidelity(R) Variable Insurance Products:
         Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-
            Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio-
            Initial Class
         Fidelity(R) VIP Equity-Income Portfolio-
            Initial Class
         Fidelity(R) VIP Growth Portfolio-Initial Class
         Fidelity(R) VIP High Income Portfolio-
            Initial Class
         Fidelity(R) VIP Index 500 Portfolio-
            Initial Class
         Fidelity(R) VIP Overseas Portfolio-
            Initial Class
      Franklin Templeton Variable Insurance
           Products Trust:
         Franklin Small Cap Value Securities Fund-
           Class 2
      ING GET Funds:
         ING GET Fund - Series D
         ING GET Fund - Series E
         ING GET Fund - Series G
         ING GET Fund - Series H
         ING GET Fund - Series I
         ING GET Fund - Series J
         ING GET Fund - Series K
         ING GET Fund - Series L
         ING GET Fund - Series Q
         ING GET Fund - Series S*
      ING VP Balanced Portfolios, Inc. - Class R
      ING VP Bond Portfolio-Class R
      ING VP Emerging Markets Fund
      ING VP Money Market Portfolio-Class R
      ING VP Natural Resources Trust
      ING Investors Trust:
         ING MFS Total Return Portfolio - Service**
         ING T. Rowe Price Equity Income -
           Service**
      ING Partners, Inc.:
          ING DSI Enhanced Index Portfolio-Service
            Class*
         ING Alger Aggressive Growth
             Portfolio-Initial Class*
         ING Alger Aggressive Growth
            Portfolio-Service Class*
         ING Alger Growth Portfolio-Service Class
          ING American Century Small Cap Value
            Portfolio-Service Class*
         ING Baron Small Cap Growth
            Portfolio-Service Class*
         ING Goldman Sachs(R) Capital Growth
            Portfolio-Service Class*
         ING JPMorgan Fleming International
           Portfolio-Initial Class
         ING JPMorgan Mid Cap Value
           Portfolio-Service Class*
         ING MFS Capital Opportunities
           Portfolio-Initial Class
         ING MFS Global Growth Portfolio-Service
           Class*
         ING MFS Research Equity Portfolio-Initial
           Class
         ING OpCap Balanced Value
           Portfolio-Service Class*
         ING PIMCO Total Return Portfolio-Service
           Class*
         ING Salomon Brothers Aggressive Growth
           Portfolio-Initial Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

      ING Partners, Inc. (continued):
         ING Salomon Brothers Fundamental Value
           Portfolio-Service Class*
         ING Salomon Brothers Investors Value Portfolio-
           Service Class*
         ING T. Rowe Price Growth Equity Portfolio-
           Initial Class
         ING UBS Tactical Asset Allocation
           Portfolio-Service Class*
         ING Van Kampen Comstock Portfolio-
           Service Class*
      ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Balanced
           Portfolio-Class R
         ING VP Strategic Allocation Growth
           Portfolio-Class R
         ING VP Strategic Allocation Income
              Portfolio-Class R
      ING Variable Funds:
         ING VP Growth and Income Portfolio-Class R
      ING Variable Insurance Trust:
         ING GET US Core Portfolio - Series 1**
         ING GET US Core Portfolio - Series 2**
         ING GET US Core Portfolio - Series 3**
      ING Variable Portfolios, Inc.:
         ING VP Technology Portfolio-Class R
         ING VP Growth Portfolio-Class R
         ING VP Index Plus LargeCap Portfolio-
           Class R
         ING VP Index Plus MidCap Portfolio-
           Class R
         ING VP Index Plus SmallCap Portfolio-
           Class R
         ING VP International Equity Portfolio-
           Class R
         ING VP Small Company Portfolio-
           Class R
         ING VP Value Opportunity Portfolio-
           Class R
      ING Variable Products Trust:
         ING VP Growth Opportunities Portfolio-
           Class R
         ING VP International Value Portfolio-
           Class R
         ING VP MagnaCap Portfolio-
           Class R*
         ING VP MidCap Opportunities
           Portfolio-Class R
         ING VP SmallCap Opportunities
           Portfolio-Class R
      Janus Aspen Series:
         Janus Aspen Balanced Portfolio-
           Institutional Shares
         Janus Aspen Capital Appreciation
            Portfolio-Service Shares
         Janus Aspen Flexible Income
            Portfolio-Institutional Shares
         Janus Aspen Growth
           Portfolio-Institutional Shares
         Janus Aspen Mid Cap Growth
           Portfolio-Institutional Shares
         Janus Aspen Worldwide Growth
           Portfolio-Institutional Shares
      Janus Twenty Fund
      Lord Abbett Series Fund, Inc.:
         Lord Abbett Growth and Income Portfolio -
           Class VC
         Lord Abbett Mid-Cap Value Portfolio-
           Class VC
      MFS(R) Variable Insurance Trust(SM):
           MFS(R) Total Return Series-Initial Class
      Oppenheimer Developing Markets Fund -
         Class A
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth
           Fund/VA*
         Oppenheimer Global Securities Fund/VA
         Oppenheimer Main Street(R) Fund/VA*
         Oppenheimer Strategic Bond Fund/VA
      Pax World Balanced Fund, Inc.
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT Portfolio-
           Class I
         Pioneer Fund VCT Portfolio-Class I
         Pioneer Mid Cap Value VCT Portfolio-
           Class I

      *      Investment Division added in 2002
      **     Investment Division added in 2003

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The following Divisions were closed to Contractowners during 2003:

     Baron Growth Fund
     Chapman DEM(R) Equity Fund-Institutional Shares
     Templeton Foreign Fund, Inc.- Class A

     At December 21, 2003, the following Divisions were available, but did not have investments:

     AIM Growth Series:
        AIM Mid Cap Core Equity Fund - Class A
     AllianceBernstein Growth and Income Fund - Class A
     American Balance Fund(R) - Class R-3
     Ariel Appreciation Fund
     Ariel Fund
     Baron Asset Fund
     Euro Pacific Growth Fund(R) - Class R-3
     Fidelity(R) Advisor Mid Cap Fund - Class T
     Franklin Mutual Series Fund, Inc.:
        Franklin Mutual Discovery Fund - Class R
     Franklin Strategic Series:
        Franklin Small-Mid Cap Growth Fund - Class A
     The Growth Fund of America(R) - Class A
     The Growth Fund of America(R) - Class R-3
     ING Equity Trust:
        ING Financial Services Fund - Class A
        ING LargeCap Growth Fund - Class A
        ING Real Estate Fund - Class A
     ING Funds Trust:
        ING GNMA Income Fund - Class A
        ING Intermediate Bond Fund - Class A
     ING Mutual Funds:
        ING International Fund - Class Q
        ING International Small Cap Growth Fund - Class A
     ING Partners, Inc.:
        ING JPMorgan Fleming International Portfolio -
           Service Class
        ING Salomon Brothers Aggressive Growth Portfolio -
           Service Class
        ING T. Rowe Price Growth Equity Portfolio - Service
           Class

     INVESCO Health Science Fund - Investors Class
     The Income Fund of America(R) - Class R-3
     Janus Adviser Series:
        Janus Adviser Balanced Fund - Class I
        Janus Adviser Flexible Income Fund - Class I
     Legg Mason Value Trust, Inc. - Primary Class
     Lord Abbett Affiliated Fund - Class A
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Mid-Cap Value Portfolio - Class A
        Lord Abbett Small Cap Value Fund - Class A
     Massachusetts Investors Growth Stock Fund - Class A
     New Perspective Fund(R) - Class R-3
     Oppenheimer Capital Appreciation Fund
     Oppenheimer Global Fund - Class A
     Oppenheimer Main Street(R) Fund - Class A
     PIMCO NFJ Small-Cap Value Fund - Class A
     Pioneer Equity-Income VCT Portfolio - Class A
     Pioneer Fund - Class A
     Pioneer High Yield Fund - Class A
     Scudder Equity 500 Index Fund - Investment Class
     T. Rowe Price Mid-Cap Value Fund - Class R
     Templeton Growth Fund, Inc. - Class A
     UBS U.S. Small Cap Growth Fund - Class A
     Washington Mutual Investors Fund(SM) - Class R-3

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                        CURRENT NAME                                     FORMER NAME
     -----------------------------------------------    -----------------------------------------------
     Fidelity(R) Variable Insurance Products:           Fidelity(R) Variable Insurance Products II:
           Fidelity(R) VIP ASSET MANAGER(SM)                Fidelity(R) VIP II ASSET MANAGER(SM)
           Fidelity(R) VIP Contrafund(R)                    Fidelity(R) VIP II Contrafund(R)
           Fidelity(R) VIP Index 500                        Fidelity(R) VIP II Index 500
     ING Partners, Inc.:                                ING Partners, Inc.:
           ING MFS Research Equity                         ING MFS Research
           ING Salomon Brothers Fundamental Value          ING Salomon Brothers Capital
     Janus Aspen Series:                                Janus Aspen Series:
           Janus Aspen Mid Cap Growth                      Janus Aspen Aggressive Growth
     Oppenheimer Variable Account Funds:                Oppenheimer Variable Account Funds:
           Oppenheimer Main Street(R)                      Oppenheimer Main Street(R) Growth & Income

     During 2003, the Champman DEM(R) Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A were closed to Contractowners.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

     CONTRACT MAINTENANCE CHARGES

     For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                $     3,360   $   2,720   $     4,305   $   3,212
        AIM V.I. Core Equity                               3,229       3,479         4,639       7,235
        AIM V.I. Growth                                    3,261       1,503         4,032       3,078
        AIM V.I. Premier Equity                            2,727       1,780         5,382       4,492
     American Century(R) Income & Growth                   1,932       1,032         1,593         843
     Baron Growth                                            130         129             -           -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                            6,802       4,502         5,053       5,018
     Chapman DEM(R) Equity                                     2          53         1,891       1,886
     Evergreen Special Values                              5,901       2,000         8,955       2,195
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                  2,606       1,719         2,132       2,720
        Fidelity(R) VIP Contrafund(R)                     82,727      16,424        65,465      17,163
        Fidelity(R) VIP Equity-Income                     47,066      14,323        62,848      17,196
        Fidelity(R) VIP Growth                            35,922      23,493        35,080      22,830
        Fidelity(R) VIP High Income                       33,252      30,625        10,447       9,409
        Fidelity(R) VIP Index 500                         17,461       9,452        12,610      12,891
        Fidelity(R) VIP Overseas                         395,384     388,671       281,455     280,916
     Franklin Templeton Variable Insurance                                               -           -
        Products Trust:
        Franklin Small Cap Value Securities               16,848      12,347        11,106       1,680
     The Growth Fund of America(R) - Class A                 377         385             -           -
     ING GET Funds:
        ING GET Fund - Series D                            9,899      86,343        11,539      56,298
        ING GET Fund - Series E                            5,190      28,667         5,420      19,105
        ING GET Fund - Series G                            1,243       6,668         1,767       6,055
        ING GET Fund - Series H                            1,175       5,706         1,130       3,900
        ING GET Fund - Series I                               93         187            45         127
        ING GET Fund - Series J                               69          74            13           9
        ING GET Fund - Series K                              128         424            59         346
        ING GET Fund - Series L                               42         177             1         148
        ING GET Fund - Series Q                                -         889         1,722         348
        ING GET Fund - Series S                               84      16,041        47,018         713
     ING VP Balanced                                      37,020      69,628        17,169     102,630
     ING VP Bond                                          33,833     102,976        84,342      53,732
     ING VP Emerging Markets                              70,319      69,829        47,683      47,805
     ING VP Money Market                               1,131,288   1,239,896     1,389,100   1,386,608
     ING VP Natural Resources                              5,744       6,927         4,360       4,778

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                   (DOLLARS IN THOUSANDS)
     ING Investors Trust:
        ING MFS Total Return                         $     7,972   $      85   $         -   $       -
        ING T. Rowe Price Equity Income                    2,306         353             -           -
     ING Partners, Inc.:
        ING DSI Enhanced Index                               684         111           188          55
        ING Alger Aggressive Growth - Initial Class          111         101             -           -
        ING Alger Aggressive Growth - Service Class        9,052       1,688         1,108         130
        ING Alger Growth                                   2,164         521           286          14
        ING American Century Small Cap Value               3,972         503         3,070       1,086
        ING Baron Small Cap Growth                        10,703       1,140         4,072         754
        ING Goldman Sachs(R) Capital Growth                  588         230           497         132
        ING JPMorgan Fleming International               682,940     697,566       877,752     896,772
        ING JPMorgan Mid Cap Value                         3,093         684         1,323         286
        ING MFS Capital Opportunities                      7,070      18,461         7,581      31,352
        ING MFS Global Growth                              1,857         980           525         312
        ING MFS Research Equity                            5,467      17,682         3,898      19,904
        ING OpCap Balanced  Value                          8,320         413           620         120
        ING PIMCO Total Return                            35,648      20,611        17,098       1,052
        ING Salomon Brothers Aggressive Growth            24,087      25,896        10,302      35,081
        ING Salomon Brothers Fundamental Value            11,986       3,925           445         188
        ING Salomon Brother Investors Value                3,359         574           726          58
        ING T. Rowe Price Growth Equity                   34,215      11,462        17,850      17,806
        ING UBS Tactical Asset Allocation                    808         529           740         250
        ING Van Kampen Comstock                           20,406         485         8,601          36
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced               6,498       4,463         4,620       7,022
        ING VP Strategic Allocation Growth                 5,494       4,688         5,098       5,763
        ING VP Strategic Allocation Income                 4,504       5,584         5,482       8,179
     ING Variable Funds:
        ING VP Growth and Income                          14,919     348,130        28,885     470,112
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                         2,371          72             -           -
        ING GET US Core - Series 2                        20,499          14             -           -
        ING GET US Core - Series 3                           207           -             -           -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                 33,815      21,297        32,390      25,195
        ING VP Growth                                      9,981      13,305         7,859      18,432
        ING VP Index Plus LargeCap                        61,327      34,201        56,456      31,240
        ING VP Index Plus MidCap                          52,770      13,706        88,754      10,667
        ING VP Index Plus SmallCap                        33,506      15,899        47,752      11,943

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     ING Variable Portfolios, Inc. (continued):
        ING VP International Equity                  $    27,126   $  26,209   $    25,699   $  25,622
        ING VP Small Company                              81,863      72,364       115,601      98,843
        ING VP Value Opportunity                          10,678      19,264        45,669       9,782
     ING Variable Products Trust:
        ING VP Growth Opportunities                        1,325         347           262          77
        ING VP International Value                        17,423       3,598        15,013       2,169
        ING VP MagnaCap                                      958         205           612           7
        ING VP MidCap Opportunties                         4,145       1,061           737         241
        ING VP SmallCap Opportunities                      5,880       1,236         3,521         469
     Janus Aspen Series:
        Janus Aspen Balanced                              40,324      49,846        65,771      17,686
        Janus Aspen Capital Appreciation                   1,344         734         2,131         443
        Janus Aspen Flexible Income                       27,330      30,939        48,621      16,738
        Janus Aspen Growth                                11,473      30,958        12,205      40,153
        Janus Aspen Mid Cap Growth                        26,548      60,136        35,945      81,054
        Janus Aspen Worldwide Growth                      31,915     115,304        39,362     112,523
     Janus Twenty                                            141          65           179         168
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                     30,750         310        12,116         230
        Lord Abbett Mid-Cap Value - Class A                   93         112            21           -
        Lord Abbett Mid-Cap Value - Class VC              17,073       2,921        10,914         575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                               15,279       3,537        23,543       2,786
     Oppenheimer Developing Markets                       24,991      21,471         7,273       6,012
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                          1           1             5           1
        Oppenheimer Global Securities                     82,514       9,981        70,668      10,556
        Oppenheimer Main Street(R)                             -           3            36           3
        Oppenheimer Strategic Bond                        37,158      24,113        13,925       7,204
     Pax World Balanced                                    1,863         213           685       1,150
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                              7,522       2,050         4,146         244
        Pioneer Fund                                         990         116           514          66
        Pioneer Mid Cap Value                              9,551       1,627         2,985         689
     Templeton Foreign                                        60          60             -           -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                        121,881             169,039
        AIM V.I. Core Equity                                                 (30,959)           (343,354)
        AIM V.I. Growth                                                      420,791             189,557
        AIM V.I. Premier Equity                                              179,709              94,922
     American Century(R) Income & Growth                                     112,975              97,487
     Baron Growth                                                                 22                   -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                                              147,970              (8,328)
     Chapman DEM(R) Equity                                                         -              (2,573)
     Evergreen Special Values                                                299,098             502,950
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                                     24,732             (84,867)
        Fidelity(R) VIP Contrafund(R)                                      4,004,285           3,125,242
        Fidelity(R) VIP Equity-Income                                      2,232,358           2,601,117
        Fidelity(R) VIP Growth                                             1,287,068           1,083,971
        Fidelity(R) VIP High Income                                          337,345             118,575
        Fidelity(R) VIP Index 500                                            402,973             (76,688)
        Fidelity(R) VIP Overseas                                             789,491             412,766
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                  452,082             847,140
     ING GET Funds:
        ING GET Fund - Series D                                           (7,959,655)         (5,119,012)
        ING GET Fund - Series E                                           (2,482,898)         (1,630,786)
        ING GET Fund - Series G                                             (594,633)           (504,253)
        ING GET Fund - Series H                                             (485,782)           (327,405)
        ING GET Fund - Series I                                              (11,016)            (10,456)
        ING GET Fund - Series J                                               (1,059)               (247)
        ING GET Fund - Series K                                              (32,282)            (31,737)
        ING GET Fund - Series L                                              (15,766)            (13,498)
        ING GET Fund - Series Q                                              (80,054)            133,484
        ING GET Fund - Series S                                           (1,517,841)          4,623,710
     ING VP Balanced                                                      (1,112,753)         (4,288,778)
     ING VP Bond                                                          (3,323,438)            895,292
     ING VP Emerging Markets                                                 102,010              11,496
     ING VP Money Market                                                  (6,220,704)           (514,318)
     ING VP Natural Resources                                                (81,853)            (38,669)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Investors Trust:
        ING MFS Total Return                                                 700,937                   -
        ING T. Rowe Price Equity Income                                      165,547                   -
     ING Partners, Inc.:
        ING DSI Enhanced Index                                                81,415              19,200
        ING Alger Aggressive Growth - Initial Class                            1,154                   -
        ING Alger Aggressive Growth - Service Class                        1,121,316             165,744
        ING Alger Growth                                                     214,030              38,880
        ING American Century Small Cap Value                                 355,593             226,876
        ING Baron Small Cap Growth                                           940,630             372,442
        ING Goldman Sachs(R) Capital Growth                                   40,099              42,741
        ING JPMorgan Fleming International                                  (560,840)           (721,355)
        ING JPMorgan Mid Cap Value                                           225,796             113,165
        ING MFS Capital Opportunities                                       (537,394)         (1,173,796)
        ING MFS Global Growth                                                 94,892              24,287
        ING MFS Research Equity                                             (918,451)         (1,288,144)
        ING OpCap Balanced Value                                             692,988              59,218
        ING PIMCO Total Return                                             1,327,641           1,517,719
        ING Salomon Brothers Aggressive Growth                               328,935          (2,326,937)
        ING Salomon Brothers Fundamental Value                               554,916              22,856
        ING Salomon Brother Investors Value                                  253,762              67,275
        ING T. Rowe Price Growth Equity                                    1,554,224              63,416
        ING UBS Tactical Asset Allocation                                      7,611              42,475
        ING Van Kampen Comstock                                            1,967,779             982,853
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 108,957            (237,027)
        ING VP Strategic Allocation Growth                                    98,672             (78,417)
        ING VP Strategic Allocation Income                                  (108,451)           (253,276)
     ING Variable Funds:
        ING VP Growth and Income                                         (17,517,346)           (790,096)
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                                           231,302                   -
        ING GET US Core - Series 2                                         2,055,233                   -
        ING GET US Core - Series 3                                            20,674                   -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                                  3,763,655           1,759,349
        ING VP Growth                                                       (183,843)        (22,806,058)
        ING VP Index Plus LargeCap                                         2,013,333           1,834,250
        ING VP Index Plus MidCap                                           2,691,961           5,293,258
        ING VP Index Plus SmallCap                                         1,631,088           3,221,273
        ING VP International Equity                                          135,837              46,227
        ING VP Small Company                                                 617,906           1,138,936
        ING VP Value Opportunity                                            (669,895)          2,310,707

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Variable Products Trust:
        ING VP Growth Opportunities                                          137,247              25,196
        ING VP International Value                                         1,554,185           1,442,929
        ING VP MagnaCap                                                       97,929              79,533
        ING VP MidCap Opportunties                                           381,501              62,747
        ING VP SmallCap Opportunities                                        723,325             439,781
     Janus Aspen Series:
        Janus Aspen Balanced                                                (516,201)          2,716,798
        Janus Aspen Capital Appreciation                                      96,747             254,156
        Janus Aspen Flexible Income                                         (357,321)          1,849,774
        Janus Aspen Growth                                                (1,192,449)     (1,714,452,627)
        Janus Aspen Mid Cap Growth                                        (1,685,384)         (2,767,545)
        Janus Aspen Worldwide Growth                                      (5,189,406)         (4,136,407)
     Janus Twenty                                                             18,414               2,274
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                                      3,406,125           1,418,813
        Lord Abbett Mid-Cap Value - Class A                                        -               2,255
        Lord Abbett Mid-Cap Value - Class VC                               1,521,794           1,184,575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                                                  970,674           1,699,997
     Oppenheimer Developing Markets                                          283,558             120,880
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                              -                   -
        Oppenheimer Global Securities                                      5,451,438           4,562,324
        Oppenheimer Main Street(R)                                                 -                   -
        Oppenheimer Strategic Bond                                           996,074             550,284
     Pax World Balanced                                                      182,421             (58,236)
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                                                624,038             462,635
        Pioneer Fund                                                         107,358              56,238
        Pioneer Mid Cap Value                                                738,490             236,696

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified III                                  532.095   $     8.88   $          4,725
            Qualified VI                             1,061,604.680         8.76          9,299,657
            Qualified VIII                               1,716.667         8.76             15,038
            Qualified X (1.15)                           5,848.750         8.80             51,469
            Qualified X (1.25)                          85,636.644         8.76            750,177
            Qualified XII (0.05)                        22,414.811         8.98            201,285
            Qualified XII (0.15)                         4,486.869         9.90             44,420
            Qualified XII (0.25)                        27,214.379         9.18            249,828
            Qualified XII (0.35)                        22,409.300         9.14            204,821
            Qualified XII (0.45)                         2,225.055         9.10             20,248
            Qualified XII (0.55)                        12,055.359         9.05            109,101
            Qualified XII (0.60)                        16,905.759         9.03            152,659
            Qualified XII (0.65)                         5,328.413         9.01             48,009
            Qualified XII (0.70)                        37,537.709         8.99            337,464
            Qualified XII (0.75)                        20,975.251         8.97            188,148
            Qualified XII (0.80)                       160,001.788         8.95          1,432,016
            Qualified XII (0.85)                       101,589.026         8.93            907,190
            Qualified XII (0.90)                         3,991.021         8.91             35,560
            Qualified XII (0.95)                        91,829.055         8.88            815,442
            Qualified XII (1.00)                       245,970.654         8.86          2,179,300
            Qualified XII (1.05)                        17,248.303         8.84            152,475
            Qualified XII (1.10)                        19,873.696         8.82            175,286
            Qualified XII (1.15)                         6,641.250         8.80             58,443
            Qualified XII (1.20)                        21,903.303         8.78            192,311
            Qualified XII (1.25)                        23,113.699         8.76            202,476
            Qualified XII (1.30)                         3,132.380         8.74             27,377
            Qualified XII (1.35)                         3,007.110         8.72             26,222
            Qualified XII (1.40)                        12,365.747         8.70            107,582
            Qualified XII (1.50)                         7,894.804         8.66             68,369
            Qualified XV                                 4,770.316         8.86             42,265
            Qualified XVI                               21,151.732         8.66            183,174
            Qualified XVII                                 817.466         8.76              7,161
            Qualified XVIII                              6,130.023         8.76             53,699
            Qualified XXI                               10,286.547         8.92             91,756
            Qualified XXIV                              83,843.146         8.90            746,204
            Qualified XXV                               17,452.696         8.90            155,329
            Qualified XXVI                               4,297.066         8.86             38,072
            Qualified XXVII                            213,321.572         5.47          1,166,869
            Qualified XXXII                              1,939.219        10.25             19,877
                                                   ---------------                ----------------
                                                     2,409,463.360                $     20,561,504
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CORE EQUITY
        Contracts in accumulation period:
            Qualified VI                             2,531,856.088   $     7.72   $     19,545,929
            Qualified VIII                                 727.626         7.71              5,610
            Qualified X (1.15)                           1,241.290         7.75              9,620
            Qualified X (1.25)                         177,651.684         7.72          1,371,471
            Qualified XII (0.05)                        25,910.872         7.91            204,955
            Qualified XII (0.15)                         2,140.116        10.32             22,086
            Qualified XII (0.25)                        66,733.498         8.09            539,874
            Qualified XII (0.35)                        23,186.584         8.05            186,652
            Qualified XII (0.45)                         9,808.988         8.01             78,570
            Qualified XII (0.55)                        42,325.564         7.98            337,758
            Qualified XII (0.60)                        73,389.196         7.96            584,178
            Qualified XII (0.65)                         3,382.494         7.94             26,857
            Qualified XII (0.70)                        54,465.783         7.92            431,369
            Qualified XII (0.75)                        54,338.101         7.90            429,271
            Qualified XII (0.80)                       421,225.127         7.88          3,319,254
            Qualified XII (0.85)                       149,090.331         7.86          1,171,850
            Qualified XII (0.90)                         1,757.834         7.85             13,799
            Qualified XII (0.95)                       151,077.140         7.83          1,182,934
            Qualified XII (1.00)                       932,379.386         7.81          7,281,883
            Qualified XII (1.05)                        73,241.848         7.79            570,554
            Qualified XII (1.10)                        35,061.777         7.77            272,430
            Qualified XII (1.15)                        35,069.936         7.75            271,792
            Qualified XII (1.20)                        54,657.623         7.74            423,050
            Qualified XII (1.25)                        36,256.736         7.72            279,902
            Qualified XII (1.30)                         6,389.221         7.70             49,197
            Qualified XII (1.35)                         3,571.224         7.68             27,427
            Qualified XII (1.40)                        22,662.402         7.66            173,594
            Qualified XII (1.45)                         2,679.477         7.65             20,498
            Qualified XII (1.50)                         6,077.981         7.63             46,375
            Qualified XV                                 5,704.225         7.81             44,550
            Qualified XVI                               39,055.570         7.63            297,994
            Qualified XVII                               6,715.026         7.72             51,840
            Qualified XVIII                              9,960.492         7.72             76,895
            Qualified XXI                                5,119.720         7.86             40,241
            Qualified XXIV                              52,534.056         7.84            411,867
            Qualified XXV                               21,935.459         7.84            171,974
            Qualified XXVI                              22,411.139         7.81            175,031
            Qualified XXVII                            378,273.539         6.16          2,330,165
            Qualified XXXII                              4,157.281        10.37             43,111
                                                   ---------------                ----------------
                                                     5,544,222.434                $     42,522,407
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. GROWTH
        Contracts in accumulation period:
            Qualified III                                2,197.711   $     5.68   $         12,483
            Qualified VI                             1,388,622.122         5.47          7,595,763
            Qualified X (1.15)                           1,095.810         5.49              6,016
            Qualified X (1.25)                         117,002.376         5.47            640,003
            Qualified XII (0.05)                         7,737.011         5.62             43,482
            Qualified XII (0.15)                         1,828.256         8.60             15,723
            Qualified XII (0.25)                        29,956.371         5.73            171,650
            Qualified XII (0.35)                        17,087.193         5.70             97,397
            Qualified XII (0.45)                           288.029         5.68              1,636
            Qualified XII (0.55)                        19,240.708         5.65            108,710
            Qualified XII (0.60)                        17,757.092         5.64            100,150
            Qualified XII (0.65)                         7,603.382         5.62             42,731
            Qualified XII (0.70)                        51,288.949         5.61            287,731
            Qualified XII (0.75)                        36,736.428         5.60            205,724
            Qualified XII (0.80)                       312,002.867         5.58          1,740,976
            Qualified XII (0.85)                       118,546.859         5.57            660,306
            Qualified XII (0.90)                         8,878.957         5.56             49,367
            Qualified XII (0.95)                       107,652.165         5.54            596,393
            Qualified XII (1.00)                       330,345.208         5.53          1,826,809
            Qualified XII (1.05)                        32,898.369         5.52            181,599
            Qualified XII (1.10)                        24,025.408         5.51            132,380
            Qualified XII (1.15)                         8,684.153         5.49             47,676
            Qualified XII (1.20)                        66,502.920         5.48            364,436
            Qualified XII (1.25)                        35,694.516         5.47            195,249
            Qualified XII (1.30)                         1,069.174         5.45              5,827
            Qualified XII (1.35)                         2,359.559         5.44             12,836
            Qualified XII (1.40)                        28,200.922         5.43            153,131
            Qualified XII (1.45)                            26.014         5.42                141
            Qualified XII (1.50)                         3,622.963         5.40             19,564
            Qualified XV                                 7,171.893         5.55             39,804
            Qualified XVI                               45,020.556         5.40            243,111
            Qualified XVII                               8,544.059         5.47             46,736
            Qualified XVIII                              2,873.309         5.47             15,717
            Qualified XXI                               11,427.371         5.59             63,879
            Qualified XXIV                              50,868.525         5.56            282,829
            Qualified XXV                               12,573.021         5.56             69,906
            Qualified XXVI                              13,662.388         5.53             75,553
            Qualified XXVII                            209,074.999         4.16            869,752
            Qualified XXXII                              3,056.135        10.35             31,631
                                                   ---------------                ----------------
                                                     3,143,223.748                $     17,054,807
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. PREMIER EQUITY
        Currently payable annuity contracts:                                      $          4,275
        Contracts in accumulation period:
            Qualified III                                  350.548   $     7.30              2,559
            Qualified VI                             1,091,484.690         7.12          7,771,371
            Qualified VIII                                   4.635         7.12                 33
            Qualified X (1.15)                           8,615.363         7.16             61,686
            Qualified X (1.25)                          99,512.921         7.12            708,532
            Qualified XII (0.05)                        13,890.959         7.30            101,404
            Qualified XII (0.15)                         2,158.891         8.66             18,696
            Qualified XII (0.25)                        15,324.899         7.47            114,477
            Qualified XII (0.35)                        16,527.995         7.43            122,803
            Qualified XII (0.45)                       159,311.621         7.40          1,178,906
            Qualified XII (0.55)                        33,639.130         7.36            247,584
            Qualified XII (0.60)                        21,664.898         7.35            159,237
            Qualified XII (0.65)                         7,447.203         7.33             54,588
            Qualified XII (0.70)                       122,353.625         7.31            894,405
            Qualified XII (0.75)                        35,978.326         7.29            262,282
            Qualified XII (0.80)                       276,002.748         7.28          2,009,300
            Qualified XII (0.85)                        70,672.039         7.26            513,079
            Qualified XII (0.90)                         8,159.254         7.24             59,073
            Qualified XII (0.95)                       144,962.241         7.23          1,048,077
            Qualified XII (1.00)                       280,705.410         7.21          2,023,886
            Qualified XII (1.05)                        32,240.751         7.19            231,811
            Qualified XII (1.10)                        21,956.546         7.18            157,648
            Qualified XII (1.15)                        11,993.156         7.16             85,871
            Qualified XII (1.20)                        32,684.593         7.14            233,368
            Qualified XII (1.25)                        34,316.152         7.12            244,331
            Qualified XII (1.30)                         2,612.095         7.11             18,572
            Qualified XII (1.35)                         8,892.524         7.09             63,048
            Qualified XII (1.40)                        13,707.355         7.07             96,911
            Qualified XII (1.50)                         3,090.767         7.04             21,759
            Qualified XV                                 4,613.055         7.20             33,214
            Qualified XVI                               21,807.954         7.04            153,528
            Qualified XVII                              22,161.992         7.13            158,015
            Qualified XVIII                              2,870.547         7.13             20,467
            Qualified XXI                                3,960.413         7.25             28,713
            Qualified XXIV                              83,508.840         7.24            604,604
            Qualified XXV                                9,243.370         7.24             66,922
            Qualified XXVI                               2,560.749         7.21             18,463
            Qualified XXVII                            234,999.674         6.15          1,445,248
            Qualified XXXII                                227.977        10.33              2,355
                                                   ---------------                ----------------
                                                     2,956,215.906                $     21,041,101
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AMERICAN CENTURY(R) INCOME & GROWTH
        Contracts in accumulation period:
            Qualified XII
            (1.10)                                       2,250.577   $    27.72   $         62,386
            Qualified XXVII                            270,115.796         8.99          2,428,341
                                                   ---------------                ----------------
                                                       272,366.373                $      2,490,727
                                                   ===============                ================

        BARON GROWTH
        Contracts in accumulation period:
            Qualified XI                                    21.999   $    12.91   $            284
                                                   ---------------                ----------------
                                                            21.999                $            284
                                                   ===============                ================

        CALVERT SOCIAL BALANCED
        Contracts in accumulation period:
            Qualified III                                  686.743   $    27.08   $         18,597
            Qualified V                                    282.720        20.66              5,841
            Qualified VI                               937,301.421        20.41         19,130,322
            Qualified VIII                               5,692.769        18.53            105,487
            Qualified X (1.15)                           4,603.042        10.52             48,424
            Qualified X (1.25)                          53,828.872        10.46            563,050
            Qualified XII (0.05)                         2,665.530        21.12             56,296
            Qualified XII (0.15)                         7,123.301        10.30             73,370
            Qualified XII (0.25)                        76,499.911        11.23            859,094
            Qualified XII (0.35)                        90,708.774        11.17          1,013,217
            Qualified XII (0.40)                        65,250.289        15.57          1,015,947
            Qualified XII (0.45)                        20,774.077        11.11            230,800
            Qualified XII (0.55)                        10,935.837        11.05            120,841
            Qualified XII (0.60)                        12,991.652        11.02            143,168
            Qualified XII (0.65)                         8,298.089        10.99             91,196
            Qualified XII (0.70)                        58,482.648        10.95            640,385
            Qualified XII (0.75)                        93,435.989        10.92          1,020,321
            Qualified XII (0.80)                       198,552.223        11.47          2,277,394
            Qualified XII (0.85)                       211,315.869        15.25          3,222,567
            Qualified XII (0.90)                         9,574.470        11.32            108,383
            Qualified XII (0.95)                        81,000.991        15.13          1,225,545
            Qualified XII (1.00)                       381,327.056        15.08          5,750,412
            Qualified XII (1.05)                        31,600.133        15.02            474,634
            Qualified XII (1.10)                        40,704.345        14.96            608,937
            Qualified XII (1.15)                         9,193.087        14.90            136,977
            Qualified XII (1.20)                        12,574.613        14.85            186,733
            Qualified XII (1.25)                        11,778.229        14.79            174,200
            Qualified XII (1.30)                         4,323.490        14.73             63,685
            Qualified XII (1.35)                         3,004.700        14.68             44,109

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        CALVERT SOCIAL BALANCED (CONTINUED)
            Qualified XII (1.40)                        14,375.650   $    14.62   $        210,172
            Qualified XII (1.45)                         1,008.374        14.57             14,692
            Qualified XII (1.50)                           720.331        14.51             10,452
            Qualified XV                                 2,887.764        20.84             60,181
            Qualified XVI                               36,324.215        20.07            729,027
            Qualified XVII                                 717.932        20.41             14,653
            Qualified XVIII                              9,407.075        10.46             98,398
            Qualified XXI                                3,121.200        20.99             65,514
            Qualified XXIV                              29,407.591        15.15            445,525
            Qualified XXV                                5,754.243        20.74            119,343
            Qualified XXVI                                  23.934        20.64                494
            Qualified XXVII                            618,903.003        27.31         16,902,241
            Qualified XXVIII                            91,582.738        27.17          2,488,303
            Qualified XXXII                                662.390        10.21              6,763
                                                   ---------------                ----------------
                                                     3,259,407.310                $     60,575,690
                                                   ===============                ================

        EVERGREEN SPECIAL VALUES
        Contracts in accumulation period:
            Qualified XII (0.95)                        23,843.355   $    15.50   $        369,572
            Qualified XXVII                          1,093,806.523        15.33         16,768,054
                                                   ---------------                ----------------
                                                     1,117,649.878                $     17,137,626
                                                   ===============                ================

        FIDELITY(R) VIP ASSET MANAGER(SM)
        Contracts in accumulation period:
            Qualified XXVII                          1,144,415.416   $    17.45   $     19,970,049
            Qualified XXVIII                           101,232.373        17.36          1,757,394
                                                   ---------------                ----------------
                                                     1,245,647.789                $     21,727,443
                                                   ===============                ================

        FIDELITY(R) VIP CONTRAFUND(R)
        Contracts in accumulation period:
            Qualified III                               12,794.534   $    24.70   $        316,025
            Qualified V                                 12,621.807        21.69            273,767
            Qualified VI                             9,251,982.135        21.83        201,970,770
            Qualified VIII                               7,275.466        21.97            159,842
            Qualified X (1.15)                          74,793.331        24.74          1,850,387
            Qualified X (1.25)                         706,490.012        24.53         17,330,200
            Qualified XII (0.05)                        76,218.407        22.60          1,722,536
            Qualified XII (0.15)                         8,226.522        11.50             94,605
            Qualified XII (0.15)                        67,243.304        11.50            773,298

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
            Qualified XII (0.25)                       519,029.443   $    13.45   $      6,980,946
            Qualified XII (0.35)                       130,699.626        13.38          1,748,761
            Qualified XII (0.40)                       350,625.894        20.70          7,257,956
            Qualified XII (0.45)                       480,452.180        13.30          6,390,014
            Qualified XII (0.55)                       224,547.921        13.23          2,970,769
            Qualified XII (0.60)                       578,034.571        13.19          7,624,276
            Qualified XII (0.65)                        94,552.775        13.15          1,243,369
            Qualified XII (0.70)                       297,547.789        13.12          3,903,827
            Qualified XII (0.75)                       602,508.792        13.08          7,880,815
            Qualified XII (0.80)                     2,600,443.096        14.34         37,290,354
            Qualified XII (0.85)                       451,914.398        20.28          9,164,824
            Qualified XII (0.90)                        76,720.675        13.93          1,068,719
            Qualified XII (0.95)                       733,979.682        20.13         14,775,011
            Qualified XII (1.00)                     4,661,112.119        20.05         93,455,298
            Qualified XII (1.05)                       219,718.678        19.97          4,387,782
            Qualified XII (1.10)                       110,439.397        19.90          2,197,744
            Qualified XII (1.15)                        83,149.698        19.82          1,648,027
            Qualified XII (1.20)                        68,669.975        19.75          1,356,232
            Qualified XII (1.25)                        74,452.669        19.67          1,464,484
            Qualified XII (1.30)                         4,023.776        19.60             78,866
            Qualified XII (1.35)                         6,046.107        19.52            118,020
            Qualified XII (1.40)                        40,920.000        19.45            795,894
            Qualified XII (1.45)                         2,820.805        19.37             54,639
            Qualified XII (1.50)                        15,542.590        19.30            299,972
            Qualified XV                                38,783.588        22.30            864,874
            Qualified XVI                              185,515.603        21.47          3,983,020
            Qualified XVII                              26,962.391        21.83            588,589
            Qualified XVIII                             25,597.228        24.53            627,900
            Qualified XXI                               69,293.987        22.45          1,555,650
            Qualified XXIV                             205,147.120        20.14          4,131,663
            Qualified XXV                               94,145.291        22.19          2,089,084
            Qualified XXVI                              12,063.587        22.08            266,364
            Qualified XXVII                          3,526,153.714        24.91         87,836,489
            Qualified XXVIII                           941,238.378        24.78         23,323,887
            Qualified XXXII                             44,105.314        10.35            456,490
                                                   ---------------                ----------------
                                                    27,814,604.375                $    564,372,039
                                                   ===============                ================

        FIDELITY(R) VIP EQUITY-INCOME
        Contracts in accumulation period:
            Qualified III                                2,068.925   $    20.37   $         42,144
            Qualified V                                  1,140.669        19.13             21,821
            Qualified VI                             5,980,707.198        19.45         16,324,755
            Qualified VIII                               7,179.814        19.37            139,073

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
            Qualified X (1.15)                         127,574.247   $    24.58   $      3,135,775
            Qualified X (1.25)                         880,788.250        24.34         21,438,386
            Qualified XII (0.05)                        38,067.312        20.13            766,295
            Qualified XII (0.15)                        60,862.571        10.58            643,926
            Qualified XII (0.25)                       392,215.654        11.69          4,585,001
            Qualified XII (0.35)                       137,693.115        11.62          1,599,994
            Qualified XII (0.40)                       282,497.282        17.66          4,988,902
            Qualified XII (0.45)                       210,213.495        11.56          2,430,068
            Qualified XII (0.55)                       155,450.131        11.49          1,786,122
            Qualified XII (0.60)                       639,168.325        11.46          7,324,869
            Qualified XII (0.65)                        44,084.164        11.43            503,882
            Qualified XII (0.70)                       276,485.263        11.40          3,151,932
            Qualified XII (0.75)                       454,343.271        11.37          5,165,883
            Qualified XII (0.80)                     1,843,677.508        12.36         22,787,854
            Qualified XII (0.85)                       500,320.174        17.30          8,655,539
            Qualified XII (0.90)                        43,566.033        12.10            527,149
            Qualified XII (0.95)                       534,834.712        17.17          9,183,112
            Qualified XII (1.00)                     1,440,034.737        17.10         24,624,594
            Qualified XII (1.05)                       156,687.735        17.04          2,669,959
            Qualified XII (1.10)                       132,196.700        16.97          2,243,378
            Qualified XII (1.15)                        41,131.993        16.91            695,542
            Qualified XII (1.20)                        70,820.843        16.84          1,192,623
            Qualified XII (1.25)                        77,041.299        16.78          1,292,753
            Qualified XII (1.30)                        15,625.180        16.72            261,253
            Qualified XII (1.35)                         6,515.916        16.65            108,490
            Qualified XII (1.40)                        61,026.281        16.59          1,012,426
            Qualified XII (1.45)                         1,685.118        16.53             27,855
            Qualified XII (1.50)                         9,402.187        16.46            154,760
            Qualified XV                                32,241.872        19.87            640,646
            Qualified XVI                              179,752.065        19.13          3,438,657
            Qualified XVII                              17,326.118        19.45            336,993
            Qualified XVIII                             21,677.034        24.34            527,619
            Qualified XXI                               37,713.993        20.01            754,657
            Qualified XXIV                             139,460.943        17.18          2,395,939
            Qualified XXV                               51,438.645        19.77          1,016,942
            Qualified XXVI                              22,091.002        19.67            434,530
            Qualified XXVII                          2,209,984.275        20.54         45,393,077
            Qualified XXVIII                         1,126,700.636        20.43         23,018,494
            Qualified XXXII                             35,849.334        10.50            376,418
                                                   ---------------                ----------------
                                                    18,499,342.019                $    327,820,087
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP GROWTH
        Contracts in accumulation period:
            Qualified III                                1,037.361   $    17.05   $         17,687
            Qualified V                                    802.261        16.81             13,486
            Qualified VI                            10,095,141.651        16.83        169,901,234
            Qualified VIII                              10,364.357        17.03            176,505
            Qualified X (1.15)                          98,863.240        23.64          2,337,127
            Qualified X (1.25)                       1,157,472.149        23.41         27,096,423
            Qualified XII (0.05)                        34,964.811        17.42            609,087
            Qualified XII (0.15)                           317.044         9.27              2,939
            Qualified XII (0.15)                        87,160.626         9.27            807,979
            Qualified XII (0.25)                       629,166.696        11.26          7,084,417
            Qualified XII (0.35)                       154,119.554        11.20          1,726,139
            Qualified XII (0.45)                       481,243.307        11.13          5,356,238
            Qualified XII (0.55)                       248,666.486        11.07          2,752,738
            Qualified XII (0.60)                       555,651.812        11.04          6,134,396
            Qualified XII (0.65)                       121,964.124        11.01          1,342,825
            Qualified XII (0.70)                       418,415.301        10.98          4,594,200
            Qualified XII (0.75)                       748,472.785        10.95          8,195,777
            Qualified XII (0.80)                     2,701,906.772        11.96         32,314,805
            Qualified XII (0.85)                     1,135,915.693        15.74         17,879,313
            Qualified XII (0.90)                        81,135.917        11.61            941,988
            Qualified XII (0.95)                       829,139.885        15.62         12,951,165
            Qualified XII (1.00)                     2,905,115.424        15.56         45,203,596
            Qualified XII (1.05)                       284,567.807        15.50          4,410,801
            Qualified XII (1.10)                       154,335.363        15.44          2,382,938
            Qualified XII (1.15)                        64,097.011        15.39            986,453
            Qualified XII (1.20)                       197,515.395        15.33          3,027,911
            Qualified XII (1.25)                       100,005.894        15.27          1,527,090
            Qualified XII (1.30)                        26,754.240        15.21            406,932
            Qualified XII (1.35)                        15,079.670        15.15            228,457
            Qualified XII (1.40)                        76,227.634        15.09          1,150,275
            Qualified XII (1.45)                            83.976        15.04              1,263
            Qualified XII (1.50)                        17,712.483        14.98            265,333
            Qualified XV                                40,386.620        17.19            694,246
            Qualified XVI                              265,559.154        16.55          4,395,004
            Qualified XVII                              29,175.045        16.83            491,016
            Qualified XVIII                             51,529.047        23.41          1,206,295
            Qualified XXI                              104,175.736        17.31          1,803,282
            Qualified XXIV                             307,461.740        15.63          4,805,627
            Qualified XXV                              213,267.738        17.11          3,649,011
            Qualified XXVI                              44,849.589        17.02            763,340
            Qualified XXXII                             54,250.532        10.33            560,408
                                                   ---------------                ----------------
                                                    24,544,071.930                $    380,195,746
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP HIGH INCOME
        Currently payable annuity contracts:                                      $         92,976
        Contracts in accumulation period:
            Qualified XXVII                            481,946.219   $     8.33          4,014,612
            Qualified XXVIII                           384,545.531         8.28          3,184,037
                                                   ---------------                ----------------
                                                       866,491.750                $      7,291,625
                                                   ===============                ================

        FIDELITY(R) VIP INDEX 500
        Contracts in accumulation period:
            Qualified XXVII                          4,214,321.173   $    21.49   $     90,565,762
            Qualified XXVIII                           490,421.245        21.37         10,480,302
                                                   ---------------                ----------------
                                                     4,704,742.418                $    101,046,064
                                                   ===============                ================

        FIDELITY(R) VIP OVERSEAS
        Contracts in accumulation period:
            Qualified V                                 13,386.475   $    13.16   $        176,166
            Qualified VI                             1,102,294.527        13.34         14,704,609
            Qualified VIII                                 646.812        13.33              8,622
            Qualified X (1.15)                          12,759.798        13.88            177,106
            Qualified X (1.25)                         138,072.125        13.74          1,897,111
            Qualified XII (0.05)                        12,173.787        13.81            168,120
            Qualified XII (0.15)                         3,248.018        10.85             35,241
            Qualified XII (0.25)                        68,750.566         9.71            667,568
            Qualified XII (0.35)                        29,587.461         9.65            285,519
            Qualified XII (0.45)                        45,979.896         9.60            441,407
            Qualified XII (0.55)                        13,808.482         9.55            131,871
            Qualified XII (0.60)                        53,560.084         9.52            509,892
            Qualified XII (0.65)                        15,331.823         9.49            145,499
            Qualified XII (0.70)                        46,370.645         9.47            439,130
            Qualified XII (0.75)                        29,082.839         9.44            274,542
            Qualified XII (0.80)                       139,066.826        10.52          1,462,983
            Qualified XII (0.85)                        50,628.137        13.15            665,760
            Qualified XII (0.90)                         9,972.710        10.48            104,514
            Qualified XII (0.95)                        48,526.820        13.05            633,275
            Qualified XII (1.00)                       226,727.308        13.00          2,947,455
            Qualified XII (1.05)                        23,146.177        12.95            299,743
            Qualified XII (1.10)                        11,515.271        12.90            148,547
            Qualified XII (1.15)                        12,472.529        12.85            160,272
            Qualified XII (1.20)                        14,661.562        12.80            187,668
            Qualified XII (1.25)                        12,354.667        12.75            157,522
            Qualified XII (1.30)                         3,721.260        12.70             47,260
            Qualified XII (1.35)                           967.589        12.65             12,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP OVERSEAS (CONTINUED)
            Qualified XII (1.40)                         4,455.476   $    12.60   $         56,139
            Qualified XII (1.45)                             8.917        12.56                112
            Qualified XII (1.50)                         3,207.914        12.51             40,131
            Qualified XV                                 7,677.476        13.63            104,644
            Qualified XVI                               25,284.604        13.12            331,734
            Qualified XVII                               4,452.849        13.34             59,401
            Qualified XVIII                              2,318.777        13.74             31,860
            Qualified XXI                               11,576.822        13.72            158,834
            Qualified XXIV                              39,231.164        13.06            512,359
            Qualified XXV                               20,647.345        13.56            279,978
            Qualified XXVI                               2,043.588        13.49             27,568
            Qualified XXVII                            245,549.190         7.40          1,817,064
            Qualified XXXII                              3,022.887        10.53             31,831
                                                   ---------------                ----------------
                                                     2,508,291.203                $     30,341,297
                                                   ===============                ================

        FRANKLIN SMALL CAP VALUE SECURITIES
        Contracts in accumulation period:
            NYSUT 457                                   20,814.779   $    13.33   $        277,461
            Qualified V                                      1.001        11.99                 12
            Qualified VI                               503,485.216        12.04          6,061,962
            Qualified X (1.15)                           3,701.659        12.06             44,642
            Qualified X (1.25)                          53,542.774        12.04            644,655
            Qualified XII (0.15)                         2,343.485        12.28             28,778
            Qualified XII (0.55)                        13,337.419        12.24            163,250
            Qualified XII (0.60)                         4,495.339        12.23             54,978
            Qualified XII (0.65)                        11,900.737        12.21            145,308
            Qualified XII (0.70)                        21,929.180        12.20            267,536
            Qualified XII (0.75)                        15,641.872        12.18            190,518
            Qualified XII (0.80)                       114,047.576        12.17          1,387,959
            Qualified XII (0.85)                        46,716.214        12.15            567,602
            Qualified XII (0.90)                         1,974.629        12.14             23,972
            Qualified XII (0.95)                        71,085.891        12.12            861,561
            Qualified XII (1.00)                       325,064.823        12.11          3,936,535
            Qualified XII (1.05)                         9,264.599        12.09            112,009
            Qualified XII (1.10)                        10,329.636        12.08            124,782
            Qualified XII (1.15)                         3,163.267        12.06             38,149
            Qualified XII (1.20)                         4,293.361        12.05             51,735
            Qualified XII (1.25)                         9,228.738        12.04            111,114
            Qualified XII (1.30)                            42.346        12.02                509
            Qualified XII (1.35)                           636.553        12.01              7,645
            Qualified XII (1.40)                         1,647.123        11.99             19,749
            Qualified XII (1.45)                             8.013        11.98                 96

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FRANKLIN SMALL CAP VALUE SECURITIES
          (CONTINUED)
            Qualified XII (1.50)                           123.244   $    11.96   $          1,474
            Qualified XV                                 1,391.997        12.12             16,871
            Qualified XVI                                7,736.120        11.96             92,524
            Qualified XVIII                              3,036.213        12.04             36,556
            Qualified XXI                                6,038.702        12.17             73,491
            Qualified XXIV                              23,921.152        12.15            290,642
            Qualified XXV                                5,324.631        12.18             64,854
            Qualified XXVI                              11,150.494        12.14            135,367
            Qualified XXVIII                             3,299.738        11.44             37,749
            Qualified XXXII                              1,106.473        10.35             11,452
                                                   ---------------                ----------------
                                                     1,311,824.994                $     15,883,497
                                                   ===============                ================

        ING GET FUND - SERIES D
        Contracts in accumulation period:
            Qualified VI                             6,504,922.048   $    10.16   $     66,090,008
            Qualified X (1.15)                          73,043.898        10.16            742,126
            Qualified X (1.25)                       1,563,335.335        10.16         15,883,487
            Qualified XII (0.15)                        47,929.159        10.22            489,836
            Qualified XII (0.30)                        72,227.916        10.46            755,504
            Qualified XII (0.50)                        68,957.944        10.70            737,850
            Qualified XII (0.60)                         6,638.310        10.65             70,698
            Qualified XII (0.70)                        27,429.273        10.59            290,476
            Qualified XII (0.80)                        17,201.898        10.54            181,308
            Qualified XII (0.85)                       101,155.376        10.51          1,063,143
            Qualified XII (0.90)                         8,019.466        10.48             84,044
            Qualified XII (0.95)                        52,459.235        10.45            548,199
            Qualified XII (1.00)                       143,364.717        10.43          1,495,294
            Qualified XII (1.05)                       800,473.654        10.40          8,324,926
            Qualified XII (1.10)                       129,008.679        10.37          1,337,820
            Qualified XII (1.20)                       458,850.582        10.32          4,735,338
            Qualified XII (1.25)                     2,223,430.029        10.29         22,879,095
            Qualified XII (1.30)                        46,054.971        10.26            472,524
            Qualified XII (1.35)                         9,345.117        10.24             95,694
            Qualified XII (1.40)                         4,823.017        10.21             49,243
            Qualified XII (1.50)                         5,511.811        10.16             56,000
            Qualified XII (1.75)                           692.024        10.03              6,941
            Qualified XV                                25,078.101        10.32            258,806
            Qualified XVI                               56,106.979        10.03            562,753
            Qualified XVII                              35,979.921        10.16            365,556
            Qualified XVIII                            344,368.111        10.16          3,498,780
            Qualified XXI                               25,002.791        10.39            259,779
            Qualified XXIV                              40,154.546        10.34            415,198

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES D (CONTINUED)
            Qualified XXV                               39,103.568   $    10.37   $        405,504
            Qualified XXVI                              13,053.295        10.32            134,710
            Qualified XXVII                          1,809,461.914        10.24         18,528,890
            Qualified XXXII                            194,705.794        10.01          1,949,005
                                                   ---------------                ----------------
                                                    14,947,889.479                $    152,768,535
                                                   ===============                ================

        ING GET FUND - SERIES E
        Contracts in accumulation period:
            Qualified VI                             3,235,659.656   $    10.46   $     33,845,000
            Qualified X (1.15)                         128,208.985        10.35          1,326,963
            Qualified X (1.25)                         803,411.315        10.34          8,307,273
            Qualified XII (0.15)                        58,019.070        10.75            623,705
            Qualified XII (0.30)                        82,382.775        10.74            884,791
            Qualified XII (0.70)                         7,427.029        10.84             80,509
            Qualified XII (0.80)                        15,061.261        10.79            162,511
            Qualified XII (0.85)                        67,003.436        10.77            721,627
            Qualified XII (0.95)                       103,372.295        10.72          1,108,151
            Qualified XII (1.00)                        42,534.112        10.70            455,115
            Qualified XII (1.05)                       476,085.286        10.67          5,079,830
            Qualified XII (1.10)                        24,204.132        10.65            257,774
            Qualified XII (1.15)                           394.727        10.62              4,192
            Qualified XII (1.20)                        99,697.642        10.60          1,056,795
            Qualified XII (1.25)                     1,157,239.452        10.57         12,232,021
            Qualified XII (1.30)                        14,864.929        10.55            156,825
            Qualified XII (1.35)                         1,820.228        10.53             19,167
            Qualified XII (1.40)                         1,181.619        10.50             12,407
            Qualified XII (1.50)                         3,782.314        10.46             39,563
            Qualified XII (1.55)                           725.983        10.43              7,572
            Qualified XII (1.75)                         2,971.470        10.34             30,725
            Qualified XV                                 2,042.830        10.60             21,654
            Qualified XVI                               16,552.805        10.34            171,156
            Qualified XVII                              60,907.457        10.46            637,092
            Qualified XVIII                             50,495.745        10.34            522,126
            Qualified XXI                               13,412.090        10.67            143,107
            Qualified XXIV                              19,892.750        10.62            211,261
            Qualified XXV                               94,876.217        10.68          1,013,278
            Qualified XXVI                              39,806.491        10.63            423,143
            Qualified XXVII                            830,140.227        10.54          8,749,678
            Qualified XXXII                            134,819.760        10.02          1,350,894
                                                   ---------------                ----------------
                                                     7,588,994.088                $     79,655,905
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES G
        Contracts in accumulation period:
            Qualified VI                               819,381.783   $    10.32   $      8,456,020
            Qualified X (1.15)                          52,876.004        10.21            539,864
            Qualified X (1.25)                         292,513.320        10.21          2,986,561
            Qualified XII (0.15)                        25,193.037        10.77            271,329
            Qualified XII (0.30)                         4,238.469        10.58             44,843
            Qualified XII (0.80)                         1,379.868        10.63             14,668
            Qualified XII (0.85)                         5,460.792        10.61             57,939
            Qualified XII (0.90)                           359.396        10.59              3,806
            Qualified XII (0.95)                        10,822.064        10.56            114,281
            Qualified XII (1.00)                        17,091.366        10.54            180,143
            Qualified XII (1.05)                        90,495.057        10.52            952,008
            Qualified XII (1.10)                        60,806.863        10.49            637,864
            Qualified XII (1.15)                         1,860.841        10.47             19,483
            Qualified XII (1.20)                        26,572.344        10.45            277,681
            Qualified XII (1.25)                       371,930.777        10.43          3,879,238
            Qualified XII (1.30)                         4,173.173        10.40             43,401
            Qualified XII (1.35)                         1,290.270        10.38             13,393
            Qualified XII (1.40)                         3,563.900        10.36             36,922
            Qualified XII (1.45)                        24,104.449        10.34            249,240
            Qualified XV                                 1,107.177        10.45             11,570
            Qualified XVI                                5,332.517        10.21             54,445
            Qualified XVII                              29,533.140        10.32            304,782
            Qualified XVIII                             66,776.592        10.21            681,789
            Qualified XXI                                2,651.806        10.52             27,897
            Qualified XXIV                               6,207.545        10.47             64,993
            Qualified XXV                                8,457.495        10.54             89,142
            Qualified XXVI                               8,877.004        10.48             93,031
            Qualified XXVII                            347,903.750        10.40          3,618,199
            Qualified XXXII                             10,603.896        10.01            106,145
                                                   ---------------                ----------------
                                                     2,301,564.695                $     23,830,677
                                                   ===============                ================

        ING GET FUND - SERIES H
        Contracts in accumulation period:
            Qualified VI                               790,420.439   $    10.47   $      8,275,702
            Qualified X (1.15)                          57,281.600        10.38            594,583
            Qualified X (1.25)                         141,793.828        10.37          1,470,402
            Qualified XII (0.15)                        12,751.705        10.85            138,356
            Qualified XII (0.30)                         3,361.883        10.73             36,073
            Qualified XII (0.50)                           330.614        10.91              3,607
            Qualified XII (0.80)                         4,885.237        10.77             52,614
            Qualified XII (0.85)                         1,991.814        10.75             21,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES H (CONTINUED)
            Qualified XII (0.90)                         1,483.225   $    10.73   $         15,915
            Qualified XII (0.95)                        13,465.266        10.71            144,213
            Qualified XII (1.00)                         7,925.257        10.69             84,721
            Qualified XII (1.05)                       184,574.883        10.67          1,969,414
            Qualified XII (1.10)                         7,154.323        10.64             76,122
            Qualified XII (1.20)                        12,316.698        10.60            130,557
            Qualified XII (1.25)                       188,841.588        10.58          1,997,944
            Qualified XII (1.30)                         1,294.697        10.56             13,672
            Qualified XII (1.35)                         9,442.979        10.54             99,529
            Qualified XII (1.40)                         5,907.415        10.52             62,146
            Qualified XII (1.45)                         1,273.403        10.49             13,358
            Qualified XV                                   500.849        10.60              5,309
            Qualified XVI                                9,554.002        10.37             99,075
            Qualified XVII                              33,874.881        10.47            354,670
            Qualified XVIII                             52,833.752        10.37            547,886
            Qualified XXI                                1,214.058        10.67             12,954
            Qualified XXV                                  297.196        10.70              3,180
            Qualified XXVI                               1,931.955        10.64             20,556
            Qualified XXVII                            188,536.837        10.56          1,990,949
            Qualified XXXII                             29,903.091        10.03            299,928
                                                   ---------------                ----------------
                                                     1,765,143.475                $     18,534,847
                                                   ===============                ================

        ING GET FUND - SERIES I
        Contracts in accumulation period:
            Qualified X (1.25)                          97,121.186   $    10.29   $        999,377
            Qualified XVIII                              4,329.155        10.29             44,547
            Qualified XXXII                              4,810.479        10.02             48,201
                                                   ---------------                ----------------
                                                       106,260.820                $      1,092,125
                                                   ===============                ================

        ING GET FUND - SERIES J
        Contracts in accumulation period:
            Qualified X (1.25)                          25,838.998   $    10.18   $        263,041
            Qualified XVIII                              6,627.505        10.18             67,468
            Qualified XXXII                              5,513.573        10.02             55,246
                                                   ---------------                ----------------
                                                        37,980.076                $        385,755
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES K
        Contracts in accumulation period:
            Qualified X (1.25)                           9,057.771   $    10.23   $         92,661
            Qualified XXVII                            155,769.460        10.38          1,616,887
            Qualified XXXII                              2,637.363        10.01             26,400
                                                   ---------------                ----------------
                                                       167,464.594                $      1,735,948
                                                   ===============                ================

        ING GET FUND - SERIES L
        Contracts in accumulation period:
            Qualified XXVII                            101,479.594   $    10.34   $      1,049,299
                                                   ---------------                ----------------
                                                       101,479.594                $      1,049,299
                                                   ===============                ================

        ING GET FUND - SERIES Q
        Contracts in accumulation period:
            Qualified XXVII                            417,591.048   $    10.50   $      4,384,706
                                                   ---------------                ----------------
                                                       417,591.048                $      4,384,706
                                                   ===============                ================

        ING GET FUND - SERIES S
        Contracts in accumulation period:
            Qualified VI                             1,252,664.824   $    10.49   $     13,140,454
            Qualified X (1.15)                          37,775.500        10.49            396,265
            Qualified X (1.25)                         206,738.895        10.49          2,168,691
            Qualified XII (0.15)                         5,818.148        10.69             62,196
            Qualified XII (0.30)                         5,447.453        10.60             57,743
            Qualified XII (0.50)                        79,722.629        10.65            849,046
            Qualified XII (0.80)                         5,125.755        10.60             54,333
            Qualified XII (0.85)                        24,432.106        10.59            258,736
            Qualified XII (0.95)                        18,050.804        10.57            190,797
            Qualified XII (1.00)                        63,375.095        10.56            669,241
            Qualified XII (1.05)                       434,008.626        10.55          4,578,791
            Qualified XII (1.10)                        54,458.199        10.55            574,534
            Qualified XII (1.20)                        32,623.647        10.53            343,527
            Qualified XII (1.25)                       468,406.844        10.52          4,927,640
            Qualified XII (1.30)                         2,395.148        10.51             25,173
            Qualified XII (1.35)                        20,008.095        10.50            210,085
            Qualified XII (1.40)                           112.107        10.49              1,176
            Qualified XII (1.45)                           736.260        10.48              7,716
            Qualified XII (1.50)                           526.813        10.48              5,521
            Qualified XII (1.55)                           615.759        10.47              6,447
            Qualified XII (1.65)                         1,745.837        10.45             18,244
            Qualified XV                                   390.702        10.54              4,118

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES S (CONTINUED)
            Qualified XVI                               17,755.120   $    10.45   $        185,541
            Qualified XVII                               8,900.286        10.49             93,364
            Qualified XVIII                             15,805.338        10.49            165,798
            Qualified XXI                                  174.337        10.56              1,841
            Qualified XXIV                               2,532.417        10.55             26,717
            Qualified XXV                                  560.245        10.59              5,933
            Qualified XXVII                            342,075.973        10.53          3,602,060
            Qualified XXXII                              2,885.728        10.09             29,117
                                                   ---------------                ----------------
                                                     3,105,868.690                $     32,660,845
                                                   ===============                ================

        ING VP BALANCED
        Currently payable annuity contracts:                                      $     25,974,871
        Contracts in accumulation period:
            Qualified I                                 30,265.395   $    31.18            943,675
            Qualified III                                  127.661        30.91              3,946
            Qualified IX                                 1,842.451        22.52             41,492
            Qualified V                                  2,407.861        23.28             56,055
            Qualified VI                            12,798,574.214        23.54        301,278,437
            Qualified VII                              160,714.078        22.73          3,653,031
            Qualified VIII                               5,003.615        21.85            109,329
            Qualified X (1.15)                         181,399.201        23.78          4,313,673
            Qualified X (1.25)                       2,611,812.489        23.54         61,482,066
            Qualified XII (0.00)                            59.870        10.74                643
            Qualified XII (0.00)                        74,603.166        10.74            801,238
            Qualified XII (0.05)                       107,890.111        24.37          2,629,282
            Qualified XII (0.25)                       919,699.178        12.17         11,192,739
            Qualified XII (0.35)                       380,307.851        12.10          4,601,725
            Qualified XII (0.40)                       113,357.728        17.34          1,965,623
            Qualified XII (0.45)                        95,340.316        12.03          1,146,944
            Qualified XII (0.55)                       171,664.244        11.97          2,054,821
            Qualified XII (0.60)                       713,921.543        11.93          8,517,084
            Qualified XII (0.65)                        70,492.773        11.90            838,864
            Qualified XII (0.70)                       732,351.558        11.87          8,693,013
            Qualified XII (0.75)                       473,074.725        11.83          5,596,474
            Qualified XII (0.80)                     2,632,730.977        12.59         33,146,083
            Qualified XII (0.85)                     1,098,089.871        16.98         18,645,566
            Qualified XII (0.90)                        32,731.600        12.31            402,926
            Qualified XII (0.95)                       485,183.442        16.85          8,175,341
            Qualified XII (1.00)                     3,294,261.644        16.79         55,310,653
            Qualified XII (1.05)                       167,845.069        16.73          2,808,048
            Qualified XII (1.10)                        99,803.481        16.66          1,662,726
            Qualified XII (1.15)                        75,376.205        16.60          1,251,245

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BALANCED (CONTINUED)
            Qualified XII (1.20)                        84,713.664   $    16.54   $      1,401,164
            Qualified XII (1.25)                        33,012.629        16.47            543,718
            Qualified XII (1.30)                           894.028        16.41             14,671
            Qualified XII (1.35)                         1,104.282        16.35             18,055
            Qualified XII (1.40)                        25,464.005        16.28            414,554
            Qualified XII (1.45)                            10.111        16.22                164
            Qualified XII (1.50)                         4,501.547        16.16             72,745
            Qualified XIX                               12,930.820        31.70            409,907
            Qualified XV                                67,624.906        24.05          1,626,379
            Qualified XVI                              265,096.890        23.15          6,136,993
            Qualified XVII                             205,419.766        23.93          4,915,695
            Qualified XVIII                            344,719.849        23.93          8,249,146
            Qualified XX                                50,033.471        31.43          1,572,552
            Qualified XXI                               85,541.223        24.21          2,070,953
            Qualified XXIV                             324,730.528        16.87          5,478,204
            Qualified XXIX                                 776.739        30.91             24,009
            Qualified XXV                              211,239.085        24.05          5,080,300
            Qualified XXVI                              18,318.053        23.93            438,351
            Qualified XXVII                          1,296,684.568        31.17         40,417,658
            Qualified XXVIII                           151,308.368        31.07          4,701,151
            Qualified XXX                               90,890.939        30.68          2,788,534
            Qualified XXXII                            557,495.401        10.22          5,697,603
                                                   ---------------                ----------------
                                                    31,363,443.189                $    659,370,119
                                                   ===============                ================

        ING VP BOND
        Currently payable annuity contracts:                                      $      6,307,083
        Contracts in accumulation period:
            Qualified I                                  8,428.571   $    71.26            600,620
            Qualified III                                  183.787        70.19             12,900
            Qualified IX                                   644.759        17.27             11,135
            Qualified V                                  1,589.140        18.14             28,827
            Qualified VI                             9,306,487.127        18.10        168,447,417
            Qualified VII                              116,307.976        16.80          1,953,974
            Qualified VIII                              19,344.117        16.66            322,273
            Qualified X (1.15)                         163,117.004        18.29          2,983,410
            Qualified X (1.25)                       1,341,944.752        18.10         24,289,200
            Qualified XII (0.00)                           469.573        11.70              5,494
            Qualified XII (0.00)                        55,312.393        11.70            647,155
            Qualified XII (0.05)                        25,129.472        18.73            470,675
            Qualified XII (0.25)                       382,554.725        14.18          5,424,626
            Qualified XII (0.35)                       176,919.504        14.10          2,494,565
            Qualified XII (0.45)                       140,680.671        14.02          1,972,343

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BOND (CONTINUED)
            Qualified XII (0.55)                        83,138.379   $    13.94   $      1,158,949
            Qualified XII (0.60)                       365,592.014        13.90          5,081,729
            Qualified XII (0.65)                       118,160.678        13.86          1,637,707
            Qualified XII (0.70)                       295,020.333        13.82          4,077,181
            Qualified XII (0.75)                       300,264.902        13.79          4,140,653
            Qualified XII (0.80)                     1,267,394.476        13.94         17,667,479
            Qualified XII (0.85)                       897,843.074        15.81         14,194,899
            Qualified XII (0.90)                        29,605.260        13.88            410,921
            Qualified XII (0.95)                       506,342.192        15.69          7,944,509
            Qualified XII (1.00)                     2,524,137.236        15.63         39,452,265
            Qualified XII (1.05)                       191,372.254        15.57          2,979,666
            Qualified XII (1.10)                        85,777.563        15.51          1,330,410
            Qualified XII (1.15)                        64,924.660        15.45          1,003,086
            Qualified XII (1.20)                        80,736.193        15.39          1,242,530
            Qualified XII (1.25)                        53,048.532        15.33            813,234
            Qualified XII (1.30)                         9,238.834        15.27            141,077
            Qualified XII (1.35)                         9,276.726        15.21            141,099
            Qualified XII (1.40)                        35,549.868        15.16            538,936
            Qualified XII (1.45)                         3,098.675        15.10             46,790
            Qualified XII (1.50)                        15,265.492        15.04            229,593
            Qualified XIX                                1,966.000        71.97            141,493
            Qualified XV                                15,468.956        18.49            286,021
            Qualified XVI                              187,468.764        17.80          3,336,944
            Qualified XVII                             208,941.795        18.28          3,819,456
            Qualified XVIII                            389,958.425        18.28          7,128,440
            Qualified XX                                10,960.765        70.88            776,899
            Qualified XXI                               27,953.169        18.62            520,488
            Qualified XXIV                             159,751.593        15.70          2,508,100
            Qualified XXIX                               2,324.191        70.19            163,135
            Qualified XXV                               95,167.225        18.49          1,759,642
            Qualified XXVI                              23,126.591        18.39            425,298
            Qualified XXVII                            672,360.953        70.76         47,576,261
            Qualified XXVIII                           231,171.392        70.54         16,306,830
            Qualified XXX                               23,368.471        69.65          1,627,614
            Qualified XXXII                            159,725.598        10.04          1,603,645
                                                   ---------------                ----------------
                                                    20,884,614.800                $    408,184,676
                                                   ===============                ================

        ING VP EMERGING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            696,442.449   $     8.41   $      5,857,081
            Qualified XXVIII                           276,245.704         8.38          2,314,939
                                                   ---------------                ----------------
                                                       972,688.153                $      8,172,020
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET
        Currently payable annuity contracts:                                      $        119,187
        Contracts in accumulation period:
            Qualified I                                  7,982.661   $    48.85            389,953
            Qualified III                                1,197.520        47.99             57,469
            Qualified IX                                 1,174.339        13.99             16,429
            Qualified V                                  5,267.857        13.72             72,275
            Qualified VI                             6,120,534.458        13.93         85,259,045
            Qualified VII                              173,566.499        13.88          2,409,103
            Qualified VIII                               8,960.627        13.41            120,162
            Qualified X (1.15)                         131,947.050        14.07          1,856,495
            Qualified X (1.25)                       1,330,997.846        13.93         18,540,800
            Qualified XII (0.00)                             5.024        10.35                 52
            Qualified XII (0.00)                         9,616.618        10.35             99,532
            Qualified XII (0.05)                        38,193.412        14.42            550,749
            Qualified XII (0.25)                       390,337.644        12.14          4,738,699
            Qualified XII (0.35)                       121,133.637        12.07          1,462,083
            Qualified XII (0.45)                       109,629.333        12.00          1,315,552
            Qualified XII (0.55)                       156,244.845        11.93          1,864,001
            Qualified XII (0.60)                       110,222.353        11.90          1,311,646
            Qualified XII (0.65)                        52,087.110        11.87            618,274
            Qualified XII (0.70)                       568,366.610        11.83          6,723,777
            Qualified XII (0.75)                       317,873.814        11.80          3,750,911
            Qualified XII (0.80)                     1,729,116.275        11.92         20,611,066
            Qualified XII (0.85)                       627,302.414        12.84          8,054,563
            Qualified XII (0.90)                        45,066.836        11.82            532,690
            Qualified XII (0.95)                       599,767.347        12.74          7,641,036
            Qualified XII (1.00)                     2,350,678.329        12.69         29,830,108
            Qualified XII (1.05)                       217,302.214        12.65          2,748,873
            Qualified XII (1.10)                       192,899.365        12.60          2,430,532
            Qualified XII (1.15)                       102,165.418        12.55          1,282,176
            Qualified XII (1.20)                       101,500.880        12.50          1,268,761
            Qualified XII (1.25)                        85,894.377        12.45          1,069,385
            Qualified XII (1.30)                        20,579.775        12.41            255,395
            Qualified XII (1.35)                        10,100.000        12.36            124,836
            Qualified XII (1.40)                        54,736.962        12.31            673,812
            Qualified XII (1.45)                         3,539.886        12.26             43,399
            Qualified XII (1.50)                        16,498.854        12.22            201,616
            Qualified XIX                                1,652.446        48.85             80,722
            Qualified XV                                25,361.630        14.23            360,896
            Qualified XVI                              120,948.540        13.70          1,656,995
            Qualified XVII                             254,936.612        13.93          3,551,267

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET (CONTINUED)
            Qualified XVIII                            447,375.090   $    13.93   $      6,231,935
            Qualified XX                                23,604.626        47.99          1,132,786
            Qualified XXI                               39,760.782        14.33            569,772
            Qualified XXIV                             146,478.980        12.75          1,867,607
            Qualified XXIX                               1,059.971        47.99             50,868
            Qualified XXV                               65,924.666        14.23            938,108
            Qualified XXVI                              32,058.616        14.16            453,950
            Qualified XXVII                            456,502.474        49.72         22,697,303
            Qualified XXVIII                           184,265.238        48.76          8,984,773
            Qualified XXX                                8,422.344        47.62            401,072
            Qualified XXXII                             45,490.700        10.00            454,907
                                                   ---------------                ----------------
                                                    17,666,330.904                $    257,477,403
                                                   ===============                ================

        ING VP NATURAL RESOURCES
        Contracts in accumulation period:
            Qualified III                                  670.860   $    15.58   $         10,452
            Qualified V                                     62.405        17.13              1,069
            Qualified VI                               283,978.227        16.81          4,773,674
            Qualified VIII                               1,447.975        14.57             21,097
            Qualified XII (0.05)                           272.529        17.40              4,742
            Qualified XII (0.15)                         2,643.403        12.81             33,862
            Qualified XII (0.25)                        24,100.543        11.06            266,552
            Qualified XII (0.45)                         9,978.336        10.94            109,163
            Qualified XII (0.55)                         2,605.055        10.88             28,343
            Qualified XII (0.60)                        12,469.954        10.85            135,299
            Qualified XII (0.65)                            89.556        10.82                969
            Qualified XII (0.70)                        12,145.969        10.79            131,055
            Qualified XII (0.75)                        16,961.896        10.76            182,510
            Qualified XII (0.80)                       106,275.533        11.73          1,246,612
            Qualified XII (0.85)                        25,760.328        13.41            345,446
            Qualified XII (0.90)                         1,077.721        11.67             12,577
            Qualified XII (0.95)                        11,487.078        13.31            152,893
            Qualified XII (1.00)                        70,279.864        13.26            931,911
            Qualified XII (1.05)                         4,883.573        13.21             64,512
            Qualified XII (1.10)                         3,147.720        13.16             41,424
            Qualified XII (1.15)                         3,823.341        13.11             50,124
            Qualified XII (1.20)                         2,505.819        13.06             32,726
            Qualified XII (1.25)                           106.303        13.01              1,383
            Qualified XII (1.30)                            60.340        12.96                782
            Qualified XII (1.40)                           140.513        12.86              1,807
            Qualified XV                                 6,922.481        17.17            118,859
            Qualified XVI                                4,147.853        16.53             68,564

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP NATURAL RESOURCES (CONTINUED)
            Qualified XVII                                 718.204   $    16.81   $         12,073
            Qualified XXI                                2,366.281        17.29             40,913
            Qualified XXIV                               7,395.721        13.32             98,511
            Qualified XXV                                1,381.670        17.13             23,668
            Qualified XXVI                                 643.059        17.00             10,932
            Qualified XXVII                            239,847.104        15.71          3,767,998
            Qualified XXVIII                            79,719.604        15.66          1,248,409
                                                   ---------------                ----------------
                                                       940,116.818                $     13,970,911
                                                   ===============                ================

        ING MFS TOTAL RETURN
        Contracts in accumulation period:
            Qualified V                                     74.202   $    11.28   $            837
            Qualified VI                               394,705.357        11.76          4,641,735
            Qualified XII (0.55)                         3,682.211        12.03             44,297
            Qualified XII (0.60)                           935.245        12.03             11,251
            Qualified XII (0.65)                         2,253.450        12.03             27,109
            Qualified XII (0.70)                         6,110.815        12.02             73,452
            Qualified XII (0.75)                           236.023        12.02              2,837
            Qualified XII (0.80)                        45,904.584        12.00            550,855
            Qualified XII (0.85)                         3,102.588        11.98             37,169
            Qualified XII (0.95)                        16,439.014        11.97            196,775
            Qualified XII (1.00)                       184,119.716        11.97          2,203,913
            Qualified XII (1.05)                         5,447.786        11.97             65,210
            Qualified XII (1.10)                            81.605        11.96                976
            Qualified XII (1.15)                           556.940        11.96              6,661
            Qualified XII (1.20)                         2,346.656        11.96             28,066
            Qualified XII (1.25)                         1,615.063        11.95             19,300
            Qualified XII (1.30)                           169.372        11.95              2,024
            Qualified XII (1.35)                            52.803        11.95                631
            Qualified XII (1.40)                         1,227.364        11.95             14,667
            Qualified XII (1.45)                             2.847        11.94                 34
            Qualified XV                                   476.923        11.31              5,394
            Qualified XVI                                1,047.445        11.74             12,297
            Qualified XVII                              12,943.490        11.29            146,132
            Qualified XXI                                   96.290        11.32              1,090
            Qualified XXIV                              16,754.240        11.32            189,658
            Qualified XXV                                  194.881        11.33              2,208
            Qualified XXVI                                 360.035        11.31              4,072
                                                   ---------------                ----------------
                                                       700,936.945                $      8,288,650
                                                   ===============                ================

        ING T. ROWE PRICE EQUITY INCOME
        Contracts in accumulation period:
            Qualified VI                               118,664.711   $    12.95   $      1,536,708
            Qualified XII (0.55)                         1,730.592        13.01             22,515

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE EQUITY INCOME
          (CONTINUED)
            Qualified XII (0.60)                           576.556   $    13.01   $          7,501
            Qualified XII (0.65)                         2,562.337        13.01             33,336
            Qualified XII (0.70)                             3.769        13.00                 49
            Qualified XII (0.80)                        11,180.586        12.98            145,124
            Qualified XII (0.85)                         5,120.756        12.96             66,365
            Qualified XII (0.95)                         3,113.591        12.95             40,321
            Qualified XII (1.00)                        15,411.429        12.95            199,578
            Qualified XII (1.05)                           434.390        12.94              5,621
            Qualified XII (1.10)                           525.580        12.94              6,801
            Qualified XII (1.25)                           773.086        12.93              9,996
            Qualified XII (1.40)                            59.288        12.92                766
            Qualified XV                                   705.246        12.20              8,604
            Qualified XVI                                2,862.413        12.93             37,011
            Qualified XXI                                   87.142        12.21              1,064
            Qualified XXIV                               1,221.949        12.21             14,920
            Qualified XXV                                   35.106        12.22                429
            Qualified XXVI                                 478.033        12.20              5,832
                                                   ---------------                ----------------
                                                       165,546.560                $      2,142,541
                                                   ===============                ================

        ING DSI ENHANCED INDEX
        Contracts in accumulation period:
            Qualified VI                                51,191.026   $     7.80   $        399,290
            Qualified X (1.15)                           2,585.884        10.13             26,195
            Qualified X (1.25)                           4,171.280         9.61             40,086
            Qualified XII (0.60)                         1,511.884         7.91             11,959
            Qualified XII (0.65)                           117.468         7.90                928
            Qualified XII (0.70)                            38.023         7.89                300
            Qualified XII (0.75)                            19.012         7.89                150
            Qualified XII (0.80)                        14,494.924         7.88            114,220
            Qualified XII (0.85)                           203.049         7.87              1,598
            Qualified XII (0.95)                         2,567.388         7.85             20,154
            Qualified XII (1.00)                        10,066.454         7.84             78,921
            Qualified XII (1.05)                         3,677.678         7.84             28,833
            Qualified XII (1.10)                         2,210.217         7.83             17,306
            Qualified XII (1.15)                           886.956         7.82              6,936
            Qualified XII (1.20)                           174.776         7.81              1,365
            Qualified XII (1.25)                           492.308         7.80              3,840
            Qualified XII (1.30)                            69.577         7.79                542
            Qualified XII (1.35)                            65.982         7.79                514
            Qualified XII (1.40)                           359.383         7.78              2,796
            Qualified XII (1.50)                            71.778         7.76                557
            Qualified XVI                                4,372.551         7.76             33,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING DSI ENHANCED INDEX (CONTINUED)
            Qualified XVII                               1,096.282   $     7.80   $          8,551
            Qualified XXIV                                  30.241         7.87                238
            Qualified XXV                                  141.318         7.89              1,115
                                                   ---------------                ----------------
                                                       100,615.439                $        800,325
                                                   ---------------

        ING ALGER AGGRESSIVE GROWTH - INITIAL
        CLASS
        Contracts in accumulation period:
            Qualified XXXI                               1,153.787   $    14.26   $         16,453
                                                   ---------------                ----------------
                                                         1,153.787                $         16,453
                                                   ===============                ================

        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS
        Contracts in accumulation period:
            Qualified VI                               713,645.886   $     7.17   $      5,116,841
            Qualified VIII                                 566.480         7.16              4,056
            Qualified X (1.15)                           2,838.241        10.46             29,688
            Qualified X (1.25)                          50,767.676        10.24            519,861
            Qualified XII (0.45)                         6,125.103         7.29             44,652
            Qualified XII (0.55)                           644.154         7.27              4,683
            Qualified XII (0.60)                        17,546.768         7.27            127,565
            Qualified XII (0.65)                         4,684.986         7.26             34,013
            Qualified XII (0.70)                         3,396.965         7.25             24,628
            Qualified XII (0.75)                        64,099.862         7.24            464,083
            Qualified XII (0.80)                        35,465.698         7.23            256,417
            Qualified XII (0.85)                        32,517.566         7.23            235,102
            Qualified XII (0.90)                         1,036.011         7.22              7,480
            Qualified XII (0.95)                        47,191.955         7.21            340,254
            Qualified XII (1.00)                       184,364.862         7.20          1,327,427
            Qualified XII (1.05)                         4,261.528         7.20             30,683
            Qualified XII (1.10)                         4,522.392         7.19             32,516
            Qualified XII (1.15)                           610.306         7.18              4,382
            Qualified XII (1.20)                         3,352.580         7.17             24,038
            Qualified XII (1.25)                         6,235.146         7.17             44,706
            Qualified XII (1.30)                            64.944         7.16                465
            Qualified XII (1.35)                             1.958         7.15                 14
            Qualified XII (1.40)                         4,213.025         7.14             30,081
            Qualified XII (1.50)                           494.951         7.13              3,529
            Qualified XV                                11,139.944         7.21             80,319
            Qualified XVI                               26,666.340         7.13            190,131
            Qualified XVII                               5,876.848         7.17             42,137
            Qualified XVIII                                715.157        10.49              7,502
            Qualified XXI                                2,644.675         7.23             19,121
            Qualified XXIV                              27,549.584         7.22            198,908
            Qualified XXV                               20,464.365         7.24            148,162

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS (CONTINUED)
            Qualified XXVI                               2,661.911   $     7.22   $         19,219
            Qualified XXXII                                692.233        10.30              7,130
                                                   ---------------                ----------------
                                                     1,287,060.100                $      9,419,793
                                                   ===============                ================

        ING ALGER GROWTH
        Contracts in accumulation period:
            Qualified VI                               112,672.738   $     8.62   $        971,239
            Qualified X (1.25)                          10,386.233         9.08             94,307
            Qualified XII (0.15)                           244.949         8.81              2,158
            Qualified XII (0.55)                         2,231.200         8.75             19,523
            Qualified XII (0.60)                         1,738.329         8.74             15,193
            Qualified XII (0.65)                           592.440         8.73              5,172
            Qualified XII (0.70)                         2,118.119         8.72             18,470
            Qualified XII (0.75)                         2,211.940         8.71             19,266
            Qualified XII (0.80)                        39,059.655         8.70            339,819
            Qualified XII (0.85)                         7,542.693         8.69             65,546
            Qualified XII (0.90)                            28.111         8.68                244
            Qualified XII (0.95)                         5,249.250         8.67             45,511
            Qualified XII (1.00)                        45,765.935         8.66            396,333
            Qualified XII (1.05)                         3,154.798         8.65             27,289
            Qualified XII (1.10)                         1,038.310         8.64              8,971
            Qualified XII (1.15)                           593.395         8.63              5,121
            Qualified XII (1.20)                         2,972.738         8.62             25,625
            Qualified XII (1.25)                         2,792.227         8.62             24,069
            Qualified XII (1.40)                           617.578         8.59              5,305
            Qualified XII (1.50)                         1,835.122         8.57             15,727
            Qualified XV                                   582.930         8.67              5,054
            Qualified XVI                                1,133.372         8.57              9,713
            Qualified XVII                               3,315.777         8.62             28,582
            Qualified XXI                                  750.575         8.70              6,530
            Qualified XXIV                               1,439.586         8.69             12,510
            Qualified XXV                                1,383.238         8.71             12,048
            Qualified XXVI                                 225.807         8.68              1,960
            Qualified XXXII                              1,233.044        10.38             12,799
                                                   ---------------                ----------------
                                                       252,910.089                $      2,194,084
                                                   ===============                ================

        ING AMERICAN CENTURY SMALL CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               347,202.405   $    10.81   $      3,753,258
            Qualified X (1.15)                          15,801.385        10.83            171,129
            Qualified X (1.25)                          46,786.864        10.81            505,766
            Qualified XII (0.55)                         2,154.296        10.94             23,568
            Qualified XII (0.60)                           665.416        10.93              7,273

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING AMERICAN CENTURY SMALL CAP VALUE
          (CONTINUED)
            Qualified XII (0.65)                         2,083.517   $    10.92   $         22,752
            Qualified XII (0.70)                         9,749.725        10.92            106,467
            Qualified XII (0.75)                           171.586        10.91              1,872
            Qualified XII (0.80)                        24,846.789        10.90            270,830
            Qualified XII (0.85)                        17,021.304        10.89            185,362
            Qualified XII (0.90)                         2,242.555        10.88             24,399
            Qualified XII (0.95)                        13,129.991        10.87            142,723
            Qualified XII (1.00)                        69,707.735        10.86            757,026
            Qualified XII (1.05)                         2,930.507        10.85             31,796
            Qualified XII (1.10)                         1,689.022        10.84             18,309
            Qualified XII (1.15)                         2,652.816        10.83             28,730
            Qualified XII (1.20)                         2,295.194        10.82             24,834
            Qualified XII (1.25)                         1,134.043        10.81             12,259
            Qualified XII (1.35)                           125.926        10.80              1,360
            Qualified XII (1.40)                         3,999.166        10.79             43,151
            Qualified XII (1.45)                            13.544        10.78                146
            Qualified XII (1.50)                           174.373        10.77              1,878
            Qualified XV                                   231.003        10.87              2,511
            Qualified XVI                                6,055.989        10.77             65,223
            Qualified XVII                               1,909.806        10.81             20,645
            Qualified XVIII                              1,025.230        10.86             11,134
            Qualified XXI                                  293.119        10.90              3,195
            Qualified XXIV                               3,821.232        10.88             41,575
            Qualified XXV                                2,515.857        10.91             27,448
            Qualified XXVI                                  38.879        10.88                423
                                                   ---------------                ----------------
                                                       582,469.274                $      6,307,042
                                                   ===============                ================

        ING BARON SMALL CAP GROWTH
        Contracts in accumulation period:
            NYSUT 457                                  121,636.685   $    13.03   $      1,584,926
            Qualified VI                               640,334.673        11.45          7,331,832
            Qualified X (1.15)                          12,247.690        11.47            140,481
            Qualified X (1.25)                          38,745.676        11.45            443,638
            Qualified XII (0.15)                         2,498.112        11.65             29,103
            Qualified XII (0.55)                         1,179.706        11.58             13,661
            Qualified XII (0.60)                         1,712.532        11.57             19,814
            Qualified XII (0.65)                         8,963.062        11.56            103,613
            Qualified XII (0.70)                         9,295.152        11.55            107,359
            Qualified XII (0.75)                         3,531.802        11.54             40,757
            Qualified XII (0.80)                       224,099.913        11.53          2,583,872
            Qualified XII (0.85)                        22,344.358        11.52            257,407
            Qualified XII (0.90)                           476.542        11.51              5,485
            Qualified XII (0.95)                        20,763.043        11.50            238,775
            Qualified XII (1.00)                       142,763.620        11.49          1,640,354

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING BARON SMALL CAP GROWTH (CONTINUED)
            Qualified XII (1.05)                         2,374.761   $    11.49   $         27,286
            Qualified XII (1.10)                         3,277.352        11.48             37,624
            Qualified XII (1.15)                         2,541.935        11.47             29,156
            Qualified XII (1.20)                         2,646.248        11.46             30,326
            Qualified XII (1.25)                         6,757.642        11.45             77,375
            Qualified XII (1.35)                         2,464.129        11.43             28,165
            Qualified XII (1.40)                         2,488.354        11.42             28,417
            Qualified XII (1.50)                           532.983        11.40              6,076
            Qualified XV                                 1,792.522        11.50             20,614
            Qualified XVI                               11,562.281        11.40            131,810
            Qualified XVII                               1,066.725        11.45             12,214
            Qualified XVIII                                571.802        11.49              6,570
            Qualified XXI                                8,264.874        11.53             95,294
            Qualified XXIV                              10,787.066        11.52            124,267
            Qualified XXV                                2,591.421        11.54             29,905
            Qualified XXVI                               2,042.746        11.51             23,512
            Qualified XXXII                                716.618        10.23              7,331
                                                   ---------------                ----------------
                                                     1,313,072.025                $     15,257,019
                                                   ===============                ================

        ING GOLDMAN SACHS(R) CAPITAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                26,245.590   $    10.09   $        264,818
            Qualified X (1.15)                           3,764.126         9.84             37,039
            Qualified X (1.25)                          13,719.094         9.27            127,176
            Qualified XII (0.60)                         1,566.471        10.23             16,025
            Qualified XII (0.65)                           352.153        10.22              3,599
            Qualified XII (0.70)                         5,701.175        10.21             58,209
            Qualified XII (0.75)                            18.529        10.20                189
            Qualified XII (0.80)                         9,184.086        10.18             93,494
            Qualified XII (0.85)                           626.352        10.17              6,370
            Qualified XII (0.90)                            85.039        10.16                864
            Qualified XII (0.95)                         1,900.493        10.15             19,290
            Qualified XII (1.00)                         7,582.742        10.14             76,889
            Qualified XII (1.05)                           441.560        10.13              4,473
            Qualified XII (1.10)                         2,041.502        10.12             20,660
            Qualified XII (1.15)                         1,150.148        10.11             11,628
            Qualified XII (1.20)                           551.287        10.10              5,568
            Qualified XII (1.25)                           259.068        10.09              2,614
            Qualified XII (1.35)                           123.260        10.06              1,240
            Qualified XII (1.40)                           534.428        10.05              5,371
            Qualified XII (1.45)                           605.478        10.04              6,079
            Qualified XII (1.50)                           474.975        10.03              4,764

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GOLDMAN SACHS(R) CAPITAL GROWTH
          (CONTINUED)
            Qualified XV                                   648.571   $    10.15   $          6,583
            Qualified XVI                                  276.271        10.03              2,771
            Qualified XXI                                    9.037        10.18                 92
            Qualified XXIV                               2,094.887        10.17             21,305
            Qualified XXV                                2,593.235        10.20             26,451
            Qualified XXXII                                290.260        10.37              3,010
                                                   ---------------                ----------------
                                                        82,839.817                $        826,571
                                                   ===============                ================

        ING JPMORGAN FLEMING INTERNATIONAL
        Currently payable annuity contracts:                                      $          5,601
        Contracts in accumulation period:
            Qualified III                                1,887.002   $    19.31             36,438
            Qualified V                                    168.450        18.13              3,054
            Qualified VI                             2,190,758.585        18.52         40,572,849
            Qualified VIII                              18,581.090        15.60            289,865
            Qualified X (1.15)                          30,213.897        18.71            565,302
            Qualified X (1.25)                         265,772.678        18.52          4,922,110
            Qualified XII (0.05)                        33,260.929        19.17            637,612
            Qualified XII (0.15)                             3.758         9.58                 36
            Qualified XII (0.15)                        25,701.357         9.58            246,219
            Qualified XII (0.25)                       253,284.519         9.56          2,421,400
            Qualified XII (0.35)                       159,550.789         9.51          1,517,328
            Qualified XII (0.45)                        54,422.516         9.46            514,837
            Qualified XII (0.55)                        44,447.447         9.40            417,806
            Qualified XII (0.60)                       188,555.651         9.38          1,768,652
            Qualified XII (0.65)                         9,713.583         9.35             90,822
            Qualified XII (0.70)                       122,127.360         9.32          1,138,227
            Qualified XII (0.75)                       199,552.688         9.30          1,855,840
            Qualified XII (0.80)                       594,567.144        10.47          6,225,118
            Qualified XII (0.85)                       416,310.629        12.89          5,366,244
            Qualified XII (0.90)                        14,013.161        10.41            145,877
            Qualified XII (0.95)                       193,123.065        12.79          2,470,044
            Qualified XII (1.00)                     1,055,499.137        12.74         13,447,059
            Qualified XII (1.05)                        77,592.986        12.69            984,655
            Qualified XII (1.10)                        32,186.561        12.65            407,160
            Qualified XII (1.15)                        18,650.000        12.60            234,990
            Qualified XII (1.20)                        25,441.594        12.55            319,292
            Qualified XII (1.25)                         9,373.040        12.50            117,163
            Qualified XII (1.30)                            97.992        12.45              1,220
            Qualified XII (1.35)                         1,440.773        12.41             17,880
            Qualified XII (1.40)                         5,542.557        12.36             68,506
            Qualified XII (1.45)                         1,147.522        12.31             14,126
            Qualified XII (1.50)                         3,713.040        12.27             45,559
            Qualified XV                                20,826.004        18.92            394,028
            Qualified XVI                               51,484.734        18.21            937,537

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING JPMORGAN FLEMING INTERNATIONAL
          (CONTINUED)
            Qualified XVII                                 935.745   $    18.52   $         17,330
            Qualified XVIII                              4,904.967        18.52             90,840
            Qualified XXI                               24,846.666        19.05            473,329
            Qualified XXIV                              39,739.141        12.80            508,661
            Qualified XXV                               11,412.480        18.83            214,897
            Qualified XXVI                               1,852.750        18.73             34,702
            Qualified XXVII                          1,754,269.234        19.47         34,155,622
            Qualified XXVIII                           128,136.476        19.41          2,487,129
            Qualified XXXII                             30,493.163        10.53            321,093
                                                   ---------------                ----------------
                                                     8,115,602.860                $    126,504,059
                                                   ===============                ================

        ING JPMORGAN MID CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               184,071.052   $    11.78   $      2,168,357
            Qualified X (1.15)                           2,612.129        11.79             30,797
            Qualified X (1.25)                          21,348.641        11.78            251,487
            Qualified XII (0.45)                            97.150        11.93              1,159
            Qualified XII (0.55)                            55.667        11.91                663
            Qualified XII (0.60)                         1,074.454        11.90             12,786
            Qualified XII (0.65)                           568.040        11.89              6,754
            Qualified XII (0.70)                        14,669.697        11.88            174,276
            Qualified XII (0.75)                           126.622        11.87              1,503
            Qualified XII (0.80)                         2,467.707        11.86             29,267
            Qualified XII (0.85)                         9,542.447        11.85            113,078
            Qualified XII (0.90)                           705.912        11.84              8,358
            Qualified XII (0.95)                        17,546.999        11.83            207,581
            Qualified XII (1.00)                        52,794.247        11.82            624,028
            Qualified XII (1.05)                         2,816.850        11.81             33,267
            Qualified XII (1.10)                         2,299.576        11.80             27,135
            Qualified XII (1.15)                           553.605        11.79              6,527
            Qualified XII (1.20)                         3,971.053        11.78             46,779
            Qualified XII (1.25)                         1,084.550        11.78             12,776
            Qualified XII (1.35)                         1,777.721        11.76             20,906
            Qualified XII (1.40)                           449.702        11.75              5,284
            Qualified XII (1.50)                           376.556        11.73              4,417
            Qualified XV                                   300.930        11.83              3,560
            Qualified XVI                                3,007.758        11.73             35,281
            Qualified XVII                               2,454.329        11.78             28,912
            Qualified XXI                                  576.475        11.86              6,837
            Qualified XXIV                               4,365.823        11.85             51,735
            Qualified XXV                                6,075.822        11.87             72,120
            Qualified XXVI                               1,100.169        11.84             13,026
            Qualified XXXII                                 69.727        10.24                714
                                                   ---------------                ----------------
                                                       338,961.410                $      3,999,370
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS CAPITAL OPPORTUNITIES
        Currently payable annuity contracts:                                      $        231,093
        Contracts in accumulation period:
            Qualified III                                  892.890   $    26.02             23,233
            Qualified V                                    872.401        21.16             18,460
            Qualified VI                             2,119,819.010        21.41         45,385,325
            Qualified VIII                               8,636.467        18.40            158,911
            Qualified X (1.15)                           9,839.316         9.36             92,096
            Qualified X (1.25)                         247,143.394         9.31          2,300,905
            Qualified XII (0.05)                        14,309.567        22.16            317,100
            Qualified XII (0.15)                        16,162.657         8.73            141,100
            Qualified XII (0.25)                       118,848.795         9.96          1,183,734
            Qualified XII (0.35)                        97,695.358         9.91            968,161
            Qualified XII (0.40)                       105,144.728        14.51          1,525,650
            Qualified XII (0.45)                        26,301.421         9.85            259,069
            Qualified XII (0.55)                        55,855.510         9.80            547,384
            Qualified XII (0.60)                       110,100.614         9.77          1,075,683
            Qualified XII (0.65)                        24,938.398         9.74            242,900
            Qualified XII (0.70)                       192,732.544         9.71          1,871,433
            Qualified XII (0.75)                       143,877.502         9.69          1,394,173
            Qualified XII (0.80)                       554,495.517        10.93          6,060,636
            Qualified XII (0.85)                       376,545.883        14.21          5,350,717
            Qualified XII (0.90)                        18,218.726        10.52            191,661
            Qualified XII (0.95)                       234,750.780        14.10          3,309,986
            Qualified XII (1.00)                     1,368,664.128        14.05         19,229,731
            Qualified XII (1.05)                        60,765.715        14.00            850,720
            Qualified XII (1.10)                        44,712.913        13.94            623,298
            Qualified XII (1.15)                        32,812.239        13.89            455,762
            Qualified XII (1.20)                        36,383.526        13.84            503,548
            Qualified XII (1.25)                        20,661.393        13.78            284,714
            Qualified XII (1.30)                         1,999.272        13.73             27,450
            Qualified XII (1.35)                         1,051.023        13.68             14,378
            Qualified XII (1.40)                        17,905.502        13.63            244,052
            Qualified XII (1.50)                         4,475.961        13.52             60,515
            Qualified XV                                18,851.577        21.87            412,284
            Qualified XVI                               34,926.211        21.06            735,546
            Qualified XVII                               2,168.239        21.41             46,422
            Qualified XVIII                              5,694.092         9.31             53,012
            Qualified XXI                               19,791.825        22.02            435,816
            Qualified XXIV                              53,129.128        14.11            749,652
            Qualified XXV                               25,447.886        21.76            553,746
            Qualified XXVI                               4,882.641        21.66            105,758
            Qualified XXVII                          1,836,501.792        26.23         48,171,442
            Qualified XXVIII                           199,931.740        26.15          5,228,215
            Qualified XXXII                              5,933.527        10.35             61,412
                                                   ---------------                ----------------
                                                     8,273,871.808                $    151,496,883
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS GLOBAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                54,283.656   $    10.83   $        587,892
            Qualified X (1.15)                           2,556.037        10.85             27,733
            Qualified X (1.25)                           9,878.855        10.83            106,988
            Qualified XII (0.65)                           183.547        10.94              2,008
            Qualified XII (0.70)                         3,531.839        10.93             38,603
            Qualified XII (0.75)                           909.341        10.92              9,930
            Qualified XII (0.80)                         2,816.040        10.91             30,723
            Qualified XII (0.85)                         2,790.917        10.90             30,421
            Qualified XII (0.90)                             9.917        10.89                108
            Qualified XII (0.95)                         7,248.713        10.88             78,866
            Qualified XII (1.00)                        24,101.931        10.88            262,229
            Qualified XII (1.05)                         1,364.305        10.87             14,830
            Qualified XII (1.10)                           725.230        10.86              7,876
            Qualified XII (1.15)                           652.995        10.85              7,085
            Qualified XII (1.20)                         2,984.779        10.84             32,355
            Qualified XII (1.25)                           622.161        10.83              6,738
            Qualified XII (1.35)                            96.762        10.81              1,046
            Qualified XII (1.40)                           386.018        10.80              4,169
            Qualified XII (1.50)                           169.295        10.78              1,825
            Qualified XV                                   295.221        10.88              3,212
            Qualified XXI                                   42.805        10.91                467
            Qualified XXIV                               2,348.899        10.90             25,603
            Qualified XXV                                1,174.267        10.92             12,823
            Qualified XXVI                                   5.418        10.89                 59
                                                   ---------------                ----------------
                                                       119,178.948                $      1,293,589
                                                   ===============                ================

        ING MFS RESEARCH EQUITY
        Contracts in accumulation period:
            Qualified I                                    602.964   $     9.11   $          5,493
            Qualified III                                  584.430        12.01              7,019
            Qualified IX                                 2,751.502        11.65             32,055
            Qualified V                                  1,218.897        13.60             16,577
            Qualified VI                             4,602,681.228        13.85         63,747,135
            Qualified VII                               83,945.346        11.71            983,000
            Qualified VIII                              11,217.295        11.68            131,018
            Qualified X (1.15)                           4,872.052        13.99             68,160
            Qualified X (1.25)                         484,939.495        13.85          6,716,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS RESEARCH EQUITY (CONTINUED)
            Qualified XII (0.05)                        26,809.002   $    14.33   $        384,173
            Qualified XII (0.15)                        64,994.384         9.26            601,848
            Qualified XII (0.25)                       317,180.326         9.20          2,918,059
            Qualified XII (0.35)                       132,581.311         9.15          1,213,119
            Qualified XII (0.40)                        66,038.672         9.18            606,235
            Qualified XII (0.45)                        47,768.351         9.10            434,692
            Qualified XII (0.55)                        43,066.850         9.05            389,755
            Qualified XII (0.60)                       175,941.463         9.02          1,586,992
            Qualified XII (0.65)                        67,670.555         9.00            609,035
            Qualified XII (0.70)                       135,422.519         8.97          1,214,740
            Qualified XII (0.75)                       168,815.531         8.95          1,510,899
            Qualified XII (0.80)                       494,179.939         9.87          4,877,556
            Qualified XII (0.85)                       586,104.672         8.99          5,269,081
            Qualified XII (0.90)                        17,591.745         9.57            168,353
            Qualified XII (0.95)                       284,368.834         8.92          2,536,570
            Qualified XII (1.00)                     1,074,704.500         8.89          9,554,123
            Qualified XII (1.05)                        56,375.706         8.85            498,925
            Qualified XII (1.10)                        45,679.478         8.82            402,893
            Qualified XII (1.15)                        52,502.051         8.78            460,968
            Qualified XII (1.20)                        50,580.457         8.75            442,579
            Qualified XII (1.25)                        14,768.004         8.72            128,777
            Qualified XII (1.30)                         1,816.705         8.68             15,769
            Qualified XII (1.40)                         5,695.708         8.62             49,097
            Qualified XII (1.50)                         3,955.322         8.55             33,818
            Qualified XIX                                3,646.542         9.11             33,220
            Qualified XV                                20,671.782        14.14            292,299
            Qualified XVI                              105,874.817        13.62          1,442,015
            Qualified XVII                              93,467.942        13.85          1,294,531
            Qualified XVIII                             25,230.181        13.85            349,438
            Qualified XX                                 4,690.008        12.01             56,327
            Qualified XXI                               37,739.607        14.24            537,412
            Qualified XXIV                             158,490.369         8.93          1,415,319
            Qualified XXIX                               1,222.148        12.01             14,678
            Qualified XXV                               29,398.081        14.07            413,631
            Qualified XXVI                              13,635.831        14.01            191,038
            Qualified XXVII                            858,894.033        13.24         11,371,757
            Qualified XXVIII                            68,628.182        13.20            905,892
            Qualified XXX                               60,055.416        11.91            715,260
            Qualified XXXII                            138,029.497        10.34          1,427,225
                                                   ---------------                ----------------
                                                    10,747,099.730                $    128,074,967
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING OPCAP BALANCED VALUE
        Contracts in accumulation period:
            Qualified VI                               403,313.559   $    12.39   $      4,997,055
            Qualified VIII                                 892.252        12.39             11,055
            Qualified X (1.15)                          11,412.186        10.75            122,681
            Qualified X (1.25)                          66,000.583        10.29            679,146
            Qualified XII (0.55)                           110.334        12.58              1,388
            Qualified XII (0.60)                         2,769.690        12.57             34,815
            Qualified XII (0.65)                           639.522        12.55              8,026
            Qualified XII (0.70)                         4,387.879        12.54             55,024
            Qualified XII (0.75)                         3,219.394        12.53             40,339
            Qualified XII (0.80)                        35,226.379        12.51            440,682
            Qualified XII (0.85)                        17,039.600        12.50            212,995
            Qualified XII (0.90)                           409.535        12.48              5,111
            Qualified XII (0.95)                        29,964.876        12.47            373,662
            Qualified XII (1.00)                       118,332.183        12.46          1,474,419
            Qualified XII (1.05)                         3,090.836        12.44             38,450
            Qualified XII (1.10)                         5,104.827        12.43             63,453
            Qualified XII (1.15)                         2,076.329        12.42             25,788
            Qualified XII (1.20)                         1,371.290        12.40             17,004
            Qualified XII (1.25)                         3,839.548        12.39             47,572
            Qualified XII (1.30)                           136.834        12.38              1,694
            Qualified XII (1.35)                             1.213        12.37                 15
            Qualified XII (1.40)                           939.919        12.35             11,608
            Qualified XII (1.50)                           115.329        12.33              1,422
            Qualified XV                                   589.816        12.47              7,355
            Qualified XVI                                4,377.859        12.33             53,979
            Qualified XVII                               4,710.250        12.39             58,360
            Qualified XXI                                1,003.437        12.51             12,553
            Qualified XXIV                               7,773.019        12.49             97,085
            Qualified XXV                               20,140.702        12.53            252,363
            Qualified XXVI                               2,093.990        12.48             26,133
            Qualified XXXII                              1,123.181        10.31             11,580
                                                   ---------------                ----------------
                                                       752,206.351                $      9,182,812
                                                   ===============                ================

        ING PIMCO TOTAL RETURN
        Contracts in accumulation period:
            NYSUT 457                                  189,541.362   $    10.13   $      1,920,054
            Qualified VI                             1,363,706.812        11.01         15,014,412
            Qualified VIII                                 443.869        11.01              4,887
            Qualified X (1.15)                             224.479        11.03              2,476
            Qualified X (1.25)                         147,674.478        11.01          1,625,896
            Qualified XII (0.15)                         3,240.625        11.20             36,295

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING PIMCO TOTAL RETURN (CONTINUED)
            Qualified XII (0.45)                        14,204.122   $    11.16   $        158,518
            Qualified XII (0.55)                        13,853.411        11.14            154,327
            Qualified XII (0.60)                        21,807.457        11.13            242,717
            Qualified XII (0.65)                        13,179.227        11.12            146,553
            Qualified XII (0.70)                        24,374.798        11.11            270,804
            Qualified XII (0.75)                        55,353.424        11.10            614,423
            Qualified XII (0.80)                        91,271.081        11.10          1,013,109
            Qualified XII (0.85)                        59,741.839        11.09            662,537
            Qualified XII (0.90)                        20,125.722        11.08            222,993
            Qualified XII (0.95)                       185,400.000        11.07          2,052,378
            Qualified XII (1.00)                       415,621.881        11.06          4,596,778
            Qualified XII (1.05)                        25,165.701        11.05            278,081
            Qualified XII (1.10)                        16,758.786        11.04            185,017
            Qualified XII (1.15)                        12,015.594        11.03            132,532
            Qualified XII (1.20)                        17,091.016        11.02            188,343
            Qualified XII (1.25)                        19,253.406        11.01            211,980
            Qualified XII (1.30)                         4,202.273        11.00             46,225
            Qualified XII (1.35)                         3,593.904        10.99             39,497
            Qualified XII (1.40)                         7,013.935        10.98             77,013
            Qualified XII (1.45)                           792.252        10.97              8,691
            Qualified XII (1.50)                         4,380.401        10.97             48,053
            Qualified XV                                12,577.597        11.07            139,234
            Qualified XVI                               24,560.620        10.97            269,430
            Qualified XVII                               3,555.404        11.01             39,145
            Qualified XVIII                              1,185.986        11.06             13,117
            Qualified XXI                                5,072.342        11.10             56,303
            Qualified XXIV                              14,593.592        11.08            161,697
            Qualified XXV                               11,029.370        11.10            122,426
            Qualified XXVI                               9,291.516        11.08            102,950
            Qualified XXVIII                            31,234.720        11.06            345,456
            Qualified XXXII                              2,227.046        10.02             22,315
                                                   ---------------                ----------------
                                                     2,845,360.048                $     31,226,662
                                                   ===============                ================

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
        Currently payable annuity contracts:                                      $         77,873
        Contracts in accumulation period:
            Qualified III                                5,527.692   $    13.00             71,860
            Qualified V                                  1,261.333        12.75             16,082
            Qualified VI                             7,469,333.953        12.90         96,354,408
            Qualified VIII                              12,687.195        13.51            171,404
            Qualified X (1.15)                          62,500.077        13.03            814,376
            Qualified X (1.25)                         866,224.961        12.90         11,174,302

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS AGGRESSIVE GROWTH
          (CONTINUED)
            Qualified XII (0.05)                       115,779.026   $    13.35   $      1,545,650
            Qualified XII (0.15)                       106,846.393         9.01            962,686
            Qualified XII (0.25)                       563,410.998         7.82          4,405,874
            Qualified XII (0.35)                       298,733.204         7.77          2,321,157
            Qualified XII (0.40)                       294,978.000         9.00          2,654,802
            Qualified XII (0.45)                       103,792.108         7.73            802,313
            Qualified XII (0.55)                        76,487.891         7.68            587,427
            Qualified XII (0.60)                       493,972.585         7.66          3,783,830
            Qualified XII (0.65)                        40,779.843         7.64            311,558
            Qualified XII (0.70)                       341,696.457         7.62          2,603,727
            Qualified XII (0.75)                       538,408.948         7.60          4,091,908
            Qualified XII (0.80)                     2,228,249.511         8.18         18,227,081
            Qualified XII (0.85)                       901,390.465         8.81          7,941,250
            Qualified XII (0.90)                        56,061.626         7.87            441,205
            Qualified XII (0.95)                       556,545.143         8.75          4,869,770
            Qualified XII (1.00)                     3,231,773.479         8.71         28,148,747
            Qualified XII (1.05)                       249,182.488         8.68          2,162,904
            Qualified XII (1.10)                        94,672.255         8.65            818,915
            Qualified XII (1.15)                        77,676.539         8.61            668,795
            Qualified XII (1.20)                       142,848.718         8.58          1,225,642
            Qualified XII (1.25)                        66,465.614         8.55            568,281
            Qualified XII (1.30)                         7,086.956         8.51             60,310
            Qualified XII (1.35)                         1,737.146         8.48             14,731
            Qualified XII (1.40)                        22,621.657         8.45            191,153
            Qualified XII (1.45)                            26.128         8.42                220
            Qualified XII (1.50)                        11,484.505         8.39             96,355
            Qualified XV                                17,631.108        13.18            232,378
            Qualified XVI                              136,527.760        12.68          1,731,172
            Qualified XVII                              16,315.504        12.90            210,470
            Qualified XVIII                             20,392.791        12.90            263,067
            Qualified XXI                              114,337.830        13.27          1,517,263
            Qualified XXII                                 235.356        13.35              3,142
            Qualified XXIV                             245,112.228         8.75          2,144,732
            Qualified XXV                               92,956.674        13.11          1,218,662
            Qualified XXVI                              20,703.065        13.05            270,175
            Qualified XXVII                          2,191,574.676        13.11         28,731,544
            Qualified XXVIII                           371,342.081        13.07          4,853,441
            Qualified XXXII                             40,065.875        10.52            421,493
                                                   ---------------                ----------------
                                                    22,307,437.842                $    239,784,135
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS FUNDAMENTAL VALUE
        Contracts in accumulation period:
            Qualified VI                               319,789.413   $    16.53   $      5,286,119
            Qualified X (1.25)                          26,125.890        10.39            271,448
            Qualified XII (0.55)                           621.990        16.78             10,437
            Qualified XII (0.60)                         2,354.117        16.76             39,455
            Qualified XII (0.65)                           331.661        16.74              5,552
            Qualified XII (0.70)                         3,047.699        16.73             50,988
            Qualified XII (0.75)                         2,752.783        16.71             45,999
            Qualified XII (0.80)                        59,760.275        16.69            997,399
            Qualified XII (0.85)                        10,460.648        16.67            174,379
            Qualified XII (0.90)                         1,605.105        16.65             26,725
            Qualified XII (0.95)                        14,233.173        16.64            236,840
            Qualified XII (1.00)                       104,198.255        16.62          1,731,775
            Qualified XII (1.05)                         3,117.771        16.60             51,755
            Qualified XII (1.10)                         1,487.395        16.58             24,661
            Qualified XII (1.15)                         2,398.249        16.56             39,715
            Qualified XII (1.20)                           736.737        16.55             12,193
            Qualified XII (1.25)                         1,180.218        16.53             19,509
            Qualified XII (1.35)                             0.909        16.49                 15
            Qualified XII (1.40)                           612.440        16.48             10,093
            Qualified XII (1.50)                           275.669        16.44              4,532
            Qualified XV                                   185.757        16.64              3,091
            Qualified XVI                                2,526.034        16.44             41,528
            Qualified XVII                               3,088.385        16.53             51,051
            Qualified XVIII                                463.798        10.69              4,958
            Qualified XXI                                1,608.508        16.69             26,846
            Qualified XXIV                               3,072.989        16.66             51,196
            Qualified XXV                                9,856.972        16.71            164,710
            Qualified XXVI                               1,878.678        16.65             31,280
                                                   ---------------                ----------------
                                                       577,771.518                $      9,414,249
                                                   ===============                ================

        ING SALOMON BROTHERS INVESTORS VALUE
        Contracts in accumulation period:
            Qualified VI                               166,130.087   $    12.73   $      2,114,836
            Qualified X (1.15)                           4,438.976        10.16             45,100
            Qualified X (1.25)                          21,517.004         9.88            212,588
            Qualified XII (0.55)                         2,305.495        12.92             29,787
            Qualified XII (0.60)                         3,471.727        12.91             44,820
            Qualified XII (0.65)                         1,436.462        12.89             18,516
            Qualified XII (0.70)                         6,871.196        12.88             88,501
            Qualified XII (0.75)                         1,331.026        12.86             17,117
            Qualified XII 0.80)                          9,855.720        12.85            126,646

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS INVESTORS VALUE
          (CONTINUED)
            Qualified XII (0.85)                         4,173.287   $    12.84   $         53,585
            Qualified XII (0.90)                           740.406        12.82              9,492
            Qualified XII (0.95)                        13,914.598        12.81            178,246
            Qualified XII (1.00)                        60,810.938        12.80            778,380
            Qualified XII (1.05)                           625.821        12.78              7,998
            Qualified XII (1.10)                           621.378        12.77              7,935
            Qualified XII (1.15)                           614.745        12.75              7,838
            Qualified XII (1.20)                         1,027.551        12.74             13,091
            Qualified XII (1.25)                         2,345.483        12.73             29,858
            Qualified XII (1.40)                           973.601        12.69             12,355
            Qualified XII (1.50)                           250.553        12.66              3,172
            Qualified XV                                 1,465.964        12.81             18,779
            Qualified XVI                                1,748.341        12.66             22,134
            Qualified XVIII                                630.128        10.19              6,421
            Qualified XXI                                  286.303        12.85              3,679
            Qualified XXIV                               6,384.490        12.83             81,913
            Qualified XXV                                1,205.054        12.86             15,497
            Qualified XXVI                               4,132.839        12.82             52,983
            Qualified XXXII                              1,727.735        10.42             18,003
                                                   ---------------                ----------------
                                                       321,036.908                $      4,019,270
                                                   ===============                ================

        ING T. ROWE PRICE GROWTH EQUITY
        Currently payable annuity contracts:                                      $        291,719
        Contracts in accumulation period:
            Qualified III                                2,064.391   $    21.68             44,756
            Qualified V                                  2,281.098        18.94             43,204
            Qualified VI                             5,305,707.287        18.80         99,747,297
            Qualified VIII                               6,342.545        19.18            121,650
            Qualified X (1.15)                          41,742.985        21.24            886,621
            Qualified X (1.25)                         503,621.083        21.06         10,606,260
            Qualified XII (0.05)                        21,202.674        19.45            412,392
            Qualified XII (0.15)                           690.646        10.37              7,162
            Qualified XII (0.15)                        32,149.180        10.37            333,387
            Qualified XII (0.25)                       317,265.477        12.05          3,823,049
            Qualified XII (0.35)                        71,721.017        11.99            859,935
            Qualified XII (0.40)                       134,384.641        18.23          2,449,832
            Qualified XII (0.45)                        83,327.433        11.92            993,263
            Qualified XII (0.55)                        59,254.093        11.85            702,161
            Qualified XII (0.60)                       254,412.267        11.82          3,007,153
            Qualified XII (0.65)                        47,932.824        11.79            565,128
            Qualified XII (0.70)                       215,590.893        11.75          2,533,193
            Qualified XII (0.75)                       331,183.362        11.72          3,881,469
            Qualified XII (0.80)                     1,253,252.525        12.87         16,129,360
            Qualified XII (0.85)                       318,275.294        17.85          5,681,214

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE GROWTH EQUITY
          (CONTINUED)
            Qualified XII (0.90)                        30,895.817   $    12.43   $        384,035
            Qualified XII (0.95)                       380,043.115        17.72          6,734,364
            Qualified XII (1.00)                     1,232,989.292        17.65         21,762,261
            Qualified XII (1.05)                       121,621.673        17.58          2,138,109
            Qualified XII (1.10)                        63,305.593        17.52          1,109,114
            Qualified XII (1.15)                        23,142.235        17.45            403,832
            Qualified XII (1.20)                        45,410.242        17.38            789,230
            Qualified XII (1.25)                        28,394.631        17.32            491,795
            Qualified XII (1.30)                         5,378.725        17.25             92,783
            Qualified XII (1.35)                         2,783.178        17.18             47,815
            Qualified XII (1.40)                        19,592.582        17.12            335,425
            Qualified XII (1.45)                           357.067        17.05              6,088
            Qualified XII (1.50)                         1,848.146        16.99             31,400
            Qualified XV                                15,550.209        19.20            298,564
            Qualified XVI                              111,932.089        18.48          2,068,505
            Qualified XVII                              24,998.085        18.80            469,964
            Qualified XVIII                             20,290.313        21.06            427,314
            Qualified XXI                               48,392.033        19.33            935,418
            Qualified XXII                                  51.363        19.45                999
            Qualified XXIV                             113,726.678        17.73          2,016,374
            Qualified XXV                               55,851.728        19.10          1,066,768
            Qualified XXVI                              25,227.091        19.01            479,567
            Qualified XXVII                          1,670,473.330        21.86         36,516,547
            Qualified XXVIII                           671,146.168        21.79         14,624,275
            Qualified XXXI                               1,660.692        13.00             21,589
            Qualified XXXII                             22,238.825        10.38            230,839
                                                   ---------------                ----------------
                                                    13,739,702.615                $    246,603,179
                                                   ===============                ================

        ING UBS TACTICAL ASSET ALLOCATION
        Contracts in accumulation period:
            Qualified VI                                13,349.747   $    29.59   $        395,019
            Qualified X (1.25)                          28,571.099         9.55            272,854
            Qualified XII (0.55)                           378.762        30.04             11,378
            Qualified XII (0.60)                           743.367        30.00             22,301
            Qualified XII (0.65)                            26.894        29.97                806
            Qualified XII (0.70)                           149.399        29.94              4,473
            Qualified XII (0.75)                            88.532        29.91              2,648
            Qualified XII (0.80)                           239.893        29.88              7,168
            Qualified XII (0.85)                           361.260        29.84             10,780
            Qualified XII (0.95)                           223.942        29.78              6,669
            Qualified XII (1.00)                         1,984.975        29.75             59,053
            Qualified XII (1.05)                           206.023        29.72              6,123
            Qualified XII (1.10)                            17.621        29.68                523

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING UBS TACTICAL ASSET ALLOCATION
          (CONTINUED)
            Qualified XII (1.15)                            51.535   $    29.65   $          1,528
            Qualified XII (1.20)                         1,047.670        29.62             31,032
            Qualified XII (1.25)                         1,126.428        29.59             33,331
            Qualified XII (1.40)                           139.132        29.49              4,103
            Qualified XII (1.50)                            64.594        29.43              1,901
            Qualified XVI                                  264.016        29.43              7,770
            Qualified XXIV                                 150.386        29.83              4,486
            Qualified XXV                                  853.995        29.91             25,543
            Qualified XXVI                                  46.293        29.81              1,380
                                                   ---------------                ----------------
                                                        50,085.563                $        910,869
                                                   ===============                ================

        ING VAN KAMPEN COMSTOCK
        Contracts in accumulation period:
            NYSUT 457                                  302,672.173   $    12.47   $      3,774,322
            Qualified VI                             1,310,403.572        10.64         13,942,694
            Qualified X (1.15)                          14,877.299        10.66            158,592
            Qualified X (1.25)                          63,213.628        10.64            672,593
            Qualified XII (0.15)                           100.832        10.82              1,091
            Qualified XII (0.55)                           142.565        10.76              1,534
            Qualified XII (0.60)                         3,399.163        10.75             36,541
            Qualified XII (0.65)                           390.326        10.75              4,196
            Qualified XII (0.70)                        15,518.901        10.74            166,673
            Qualified XII (0.75)                        28,893.383        10.73            310,026
            Qualified XII (0.80)                       345,077.612        10.72          3,699,232
            Qualified XII (0.85)                        35,509.711        10.71            380,309
            Qualified XII (0.90)                         1,487.103        10.70             15,912
            Qualified XII (0.95)                        33,092.236        10.69            353,756
            Qualified XII (1.00)                       660,397.846        10.68          7,053,049
            Qualified XII (1.05)                         9,135.895        10.67             97,480
            Qualified XII (1.10)                         3,059.662        10.66             32,616
            Qualified XII (1.15)                         4,602.908        10.66             49,067
            Qualified XII (1.20)                         4,412.300        10.65             46,991
            Qualified XII (1.25)                         4,064.662        10.64             43,248
            Qualified XII (1.30)                           388.241        10.63              4,127
            Qualified XII (1.35)                           235.876        10.62              2,505
            Qualified XII (1.40)                         1,448.916        10.61             15,373
            Qualified XII (1.45)                            28.679        10.60                304
            Qualified XII (1.50)                           258.263        10.59              2,735
            Qualified XV                                 3,989.897        10.69             42,652
            Qualified XVI                                9,550.236        10.59            101,137
            Qualified XVII                               4,429.229        10.64             47,127

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VAN KAMPEN COMSTOCK (CONTINUED)
            Qualified XVIII                              6,116.667   $    10.68   $         65,326
            Qualified XXI                                  750.840        10.72              8,049
            Qualified XXIV                              76,703.174        10.71            821,491
            Qualified XXV                                5,029.823        10.73             53,970
            Qualified XXVI                                 682.617        10.70              7,304
            Qualified XXXII                                568.260        10.46              5,944
                                                   ---------------                ----------------
                                                     2,950,632.495                $     32,017,966
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION BALANCED
        Currently payable annuity contracts:                                      $         57,623
        Contracts in accumulation period:
            Qualified V                                     28.800   $    15.59                449
            Qualified VI                             1,738,315.126        15.80         27,465,379
            Qualified X (1.15)                          10,610.423        16.31            173,056
            Qualified X (1.25)                         216,638.775        16.17          3,503,049
            Qualified XII (0.00)                        10,328.910        10.55            108,970
            Qualified XII (0.05)                        20,028.257        16.35            327,462
            Qualified XII (0.25)                        89,555.195        10.78            965,405
            Qualified XII (0.35)                         5,919.403        10.72             63,456
            Qualified XII (0.40)                       184,581.426        14.86          2,742,880
            Qualified XII (0.45)                        10,544.184        10.66            112,401
            Qualified XII (0.55)                         3,979.717        10.60             42,185
            Qualified XII (0.60)                        12,588.363        10.57            133,059
            Qualified XII (0.65)                       102,180.361        10.54          1,076,981
            Qualified XII (0.70)                        81,971.361        10.51            861,519
            Qualified XII (0.75)                       164,824.237        10.48          1,727,358
            Qualified XII (0.80)                       194,851.542        11.02          2,147,264
            Qualified XII (0.85)                       114,704.807        14.56          1,670,102
            Qualified XII (0.90)                           525.046        10.82              5,681
            Qualified XII (0.95)                        78,120.692        14.45          1,128,844
            Qualified XII (1.00)                       256,283.461        14.39          3,687,919
            Qualified XII (1.05)                        78,983.612        14.34          1,132,625
            Qualified XII (1.10)                        75,674.790        14.28          1,080,636
            Qualified XII (1.15)                        17,205.552        14.23            244,835
            Qualified XII (1.20)                       327,870.572        14.17          4,645,926
            Qualified XII (1.25)                        21,896.884        14.12            309,184
            Qualified XII (1.30)                         4,870.149        14.07             68,523
            Qualified XII (1.35)                            32.120        14.01                450
            Qualified XII (1.40)                        25,054.943        13.96            349,767
            Qualified XII (1.45)                           197.986        13.90              2,752
            Qualified XII (1.50)                         6,057.040        13.85             83,890
            Qualified XV                                 2,794.424        16.14             45,102

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION BALANCED
          (CONTINUED)
            Qualified XVI                               35,932.433   $    15.54   $        558,390
            Qualified XVII                              10,241.559        16.17            165,606
            Qualified XVIII                             11,545.076        16.55            191,071
            Qualified XXI                                6,848.000        16.25            111,280
            Qualified XXII                                 508.930        16.35              8,321
            Qualified XXIV                               7,691.079        14.46            111,213
            Qualified XXV                                6,373.049        16.14            102,861
            Qualified XXVII                             49,779.912        15.93            792,994
            Qualified XXVIII                            24,329.975        15.88            386,360
            Qualified XXXII                              5,152.734        10.24             52,764
                                                   ---------------                ----------------
                                                     4,015,620.905                $     58,445,592
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION GROWTH
        Contracts in accumulation period:
            Qualified III                                  321.517   $    16.08   $          5,170
            Qualified VI                             2,208,844.217        16.08         35,518,215
            Qualified VIII                                   8.588        16.07                138
            Qualified X (1.15)                          30,633.453        16.68            510,966
            Qualified X (1.25)                         268,308.283        16.54          4,437,819
            Qualified XII (0.00)                            74.374        10.38                772
            Qualified XII (0.00)                         5,789.884        10.38             60,099
            Qualified XII (0.05)                         4,907.272        16.64             81,657
            Qualified XII (0.25)                       150,984.615        10.14          1,530,984
            Qualified XII (0.35)                         8,961.249        10.09             90,419
            Qualified XII (0.40)                        66,223.454        14.88            985,405
            Qualified XII (0.45)                        16,183.350        10.03            162,319
            Qualified XII (0.55)                         2,413.641         9.97             24,064
            Qualified XII (0.60)                         5,823.340         9.94             57,884
            Qualified XII (0.65)                       281,342.540         9.92          2,790,918
            Qualified XII (0.70)                       115,950.657         9.89          1,146,752
            Qualified XII (0.75)                       220,663.996         9.86          2,175,747
            Qualified XII (0.80)                       214,052.581        10.46          2,238,990
            Qualified XII (0.85)                       186,384.352        14.57          2,715,620
            Qualified XII (0.90)                         3,044.780        10.25             31,209
            Qualified XII (0.95)                        87,531.812        14.46          1,265,710
            Qualified XII (1.00)                       514,283.900        14.41          7,410,831
            Qualified XII (1.05)                        92,837.700        14.35          1,332,221
            Qualified XII (1.10)                        51,467.063        14.30            735,979
            Qualified XII (1.15)                        22,300.562        14.24            317,560
            Qualified XII (1.20)                        54,980.902        14.19            780,179
            Qualified XII (1.25)                        14,992.569        14.13            211,845
            Qualified XII (1.30)                         5,547.230        14.08             78,105
            Qualified XII (1.35)                           227.156        14.03              3,187

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION GROWTH
          (CONTINUED)
            Qualified XII (1.40)                        11,676.593   $    13.97   $        163,122
            Qualified XII (1.45)                           929.167        13.92             12,934
            Qualified XII (1.50)                         9,371.089        13.87            129,977
            Qualified XV                                 3,718.088        16.42             61,051
            Qualified XVI                               40,615.750        15.81            642,135
            Qualified XVII                                 682.918        16.45             11,234
            Qualified XVIII                              4,743.913        16.92             80,267
            Qualified XXI                               10,039.722        16.54            166,057
            Qualified XXII                               1,445.854        16.64             24,059
            Qualified XXIV                              23,106.220        14.47            334,347
            Qualified XXV                               12,205.055        16.42            200,407
            Qualified XXVI                                 494.247        16.34              8,076
            Qualified XXVII                             54,494.263        16.21            883,352
            Qualified XXVIII                            19,709.653        16.16            318,508
            Qualified XXXII                              9,415.907        10.31             97,078
                                                   ---------------                ----------------
                                                     4,837,733.476                $     69,833,368
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION INCOME
        Currently payable annuity contracts:                                      $        139,330
        Contracts in accumulation period:
            Qualified III                                1,111.418   $    15.94             17,716
            Qualified VI                               902,309.912        15.94         14,382,820
            Qualified X (1.15)                          33,847.059        16.15            546,630
            Qualified X (1.25)                         210,476.265        16.01          3,369,725
            Qualified XII (0.00)                           555.307        10.74              5,964
            Qualified XII (0.00)                         6,490.503        10.74             69,708
            Qualified XII (0.05)                        31,344.546        16.50            517,185
            Qualified XII (0.25)                        29,897.892        11.86            354,589
            Qualified XII (0.35)                        10,641.356        11.80            125,568
            Qualified XII (0.40)                        59,349.380        15.31            908,639
            Qualified XII (0.45)                        11,018.841        11.73            129,251
            Qualified XII (0.55)                        12,106.855        11.67            141,287
            Qualified XII (0.60)                         6,035.082        11.63             70,188
            Qualified XII (0.65)                         5,924.224        11.60             68,721
            Qualified XII (0.70)                        54,390.925        11.57            629,303
            Qualified XII (0.75)                        50,090.035        11.54            578,039
            Qualified XII (0.80)                       145,136.882        11.93          1,731,483
            Qualified XII (0.85)                        67,736.933        15.00          1,016,054
            Qualified XII (0.90)                         2,464.122        11.79             29,052
            Qualified XII (0.95)                        44,191.734        14.88            657,573
            Qualified XII (1.00)                       276,553.001        14.83          4,101,281
            Qualified XII (1.05)                        38,276.912        14.77            565,350

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION INCOME
          (CONTINUED)
            Qualified XII (1.10)                        28,751.121   $    14.71   $        422,929
            Qualified XII (1.15)                         8,613.165        14.66            126,269
            Qualified XII (1.20)                        20,710.822        14.60            302,378
            Qualified XII (1.25)                         8,080.000        14.55            117,564
            Qualified XII (1.30)                         2,875.707        14.49             41,669
            Qualified XII (1.35)                           137.119        14.44              1,980
            Qualified XII (1.40)                         7,472.253        14.38            107,451
            Qualified XII (1.45)                           101.675        14.33              1,457
            Qualified XII (1.50)                         1,230.974        14.27             17,566
            Qualified XV                                   530.817        16.29              8,647
            Qualified XVI                               18,307.015        15.68            287,054
            Qualified XVII                              16,709.436        16.32            272,698
            Qualified XVIII                             35,085.296        16.39            575,048
            Qualified XXI                                4,511.098        16.40             73,982
            Qualified XXIV                               3,842.310        14.89             57,212
            Qualified XXV                                7,298.895        16.28            118,826
            Qualified XXVI                                 498.518        16.20              8,076
            Qualified XXVII                             49,924.503        16.08            802,786
            Qualified XXVIII                            16,714.847        16.03            267,939
            Qualified XXXII                              6,893.713        10.18             70,178
                                                   ---------------                ----------------
                                                     2,238,238.468                $     33,837,165
                                                   ===============                ================

        ING VP GROWTH AND INCOME
        Currently payable annuity contracts:                                      $    168,095,249
        Contracts in accumulation period:
            Qualified I                                 57,848.585   $   245.51         14,202,406
            Qualified III                                  294.840       186.23             54,908
            Qualified IX                                 8,965.563        18.12            162,456
            Qualified V                                    696.493        18.82             13,108
            Qualified VI                            55,129,399.580        19.02      1,048,561,180
            Qualified VII                            4,716,596.274        17.98         84,804,401
            Qualified VIII                              52,589.632        17.65            928,207
            Qualified X (1.15)                         443,340.240        19.21          8,516,566
            Qualified X (1.25)                       8,911,586.225        19.02        169,498,370
            Qualified XII (0.00)                       534,159.447         9.05          4,834,143
            Qualified XII (0.05)                       310,107.063        19.68          6,102,907
            Qualified XII (0.25)                     3,821,284.321         8.10         30,952,403
            Qualified XII (0.35)                       684,493.913         8.05          5,510,176
            Qualified XII (0.40)                       185,234.743        13.24          2,452,508
            Qualified XII (0.45)                       463,259.176         8.01          3,710,706
            Qualified XII (0.55)                       655,875.000         7.96          5,220,765
            Qualified XII (0.60)                     2,670,005.920         7.94         21,199,847
            Qualified XII (0.65)                       322,235.607         7.92          2,552,106

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH AND INCOME (CONTINUED)
            Qualified XII (0.70)                     1,655,663.244   $     7.89   $     13,063,183
            Qualified XII (0.75)                     2,493,571.665         7.87         19,624,409
            Qualified XII (0.80)                     7,714,135.888         8.61         66,418,710
            Qualified XII (0.85)                     4,448,546.877        12.97         57,697,653
            Qualified XII (0.90)                       208,104.442         8.33          1,733,510
            Qualified XII (0.95)                     2,504,148.873        12.87         32,228,396
            Qualified XII (1.00)                    11,175,836.505        12.82        143,274,224
            Qualified XII (1.05)                       440,192.639        12.77          5,621,260
            Qualified XII (1.10)                       290,138.571        12.73          3,693,464
            Qualified XII (1.15)                       268,967.902        12.68          3,410,513
            Qualified XII (1.20)                       240,746.714        12.63          3,040,631
            Qualified XII (1.25)                       102,355.008        12.58          1,287,626
            Qualified XII (1.30)                        10,758.899        12.53            134,809
            Qualified XII (1.35)                         8,525.461        12.49            106,483
            Qualified XII (1.40)                        40,201.206        12.44            500,103
            Qualified XII (1.45)                           120.743        12.39              1,496
            Qualified XII (1.50)                        15,852.918        12.34            195,625
            Qualified XIX                               21,163.867       249.58          5,282,078
            Qualified XV                               428,543.615        19.42          8,322,317
            Qualified XVI                              863,597.272        18.70         16,149,269
            Qualified XVII                           2,901,192.758        19.33         56,080,056
            Qualified XVIII                          3,034,797.465        19.33         58,662,635
            Qualified XX                                70,610.216       189.32         13,367,926
            Qualified XXI                              286,831.237        19.56          5,610,419
            Qualified XXII                                 894.459        19.67             17,594
            Qualified XXIV                           1,122,704.658        12.88         14,460,436
            Qualified XXIX                               1,712.415       186.23            318,903
            Qualified XXV                              555,079.454        19.42         10,779,643
            Qualified XXVI                              76,221.107        19.33          1,473,354
            Qualified XXVII                            907,961.903       187.76        170,478,927
            Qualified XXVIII                            15,106.443       187.17          2,827,473
            Qualified XXX                               47,536.245       184.80          8,784,698
            Qualified XXXII                            855,351.052        10.46          8,946,972
                                                   ---------------                ----------------
                                                   121,775,144.343                $  2,310,967,207
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 1
        Contracts in accumulation period:
            Qualified XXVII                            231,301.945   $    10.28   $      2,377,784
                                                   ---------------                ----------------
                                                       231,301.945                $      2,377,784
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET U.S. CORE - SERIES 2
        Contracts in accumulation period:
            Qualified V                                  1,392.722   $    10.03   $         13,969
            Qualified VI                               319,283.167        10.04          3,205,603
            Qualified XII (0.80)                       452,117.015        10.05          4,543,776
            Qualified XII (1.00)                       985,723.606        10.04          9,896,665
            Qualified XII (1.25)                           200.598        10.03              2,012
            Qualified XVII                              15,326.892        10.04            153,882
            Qualified XXVII                             64,205.578        10.04            644,624
            Qualified XXVIII                           216,983.167        10.04          2,178,511
                                                   ---------------                ----------------
                                                     2,055,232.745                $     20,639,042
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 3
        Contracts in accumulation period:
            Qualified VI                                 6,375.200   $    10.00   $         63,752
            Qualified X (1.25)                           6,428.600        10.00             64,286
            Qualified XII (0.80)                         2,827.427         9.99             28,246
            Qualified XXVII                              3,607.600        10.00             36,076
            Qualified XXVIII                             1,435.000        10.00             14,350
                                                   ---------------                ----------------
                                                        20,673.827                $        206,710
                                                   ===============                ================

        ING VP TECHNOLOGY
        Contracts in accumulation period:
            Qualified V                                  2,220.435   $     3.67   $          8,149
            Qualified VI                             5,560,963.521         3.70         20,575,565
            Qualified VIII                               1,749.322         3.69              6,455
            Qualified X (1.15)                          79,810.242         3.71            296,096
            Qualified X (1.25)                         340,052.433         3.70          1,258,194
            Qualified XII (0.00)                        25,361.921         9.06            229,779
            Qualified XII (0.05)                       161,993.650         3.78            612,336
            Qualified XII (0.25)                       265,668.407         3.83          1,017,510
            Qualified XII (0.35)                        57,346.598         3.82            219,064
            Qualified XII (0.55)                        76,442.479         3.79            289,717
            Qualified XII (0.60)                       245,025.660         3.78            926,197
            Qualified XII (0.65)                        11,821.694         3.78             44,686
            Qualified XII (0.70)                        97,529.177         3.77            367,685
            Qualified XII (0.75)                       150,698.403         3.76            566,626
            Qualified XII (0.80)                     1,424,607.715         3.76          5,356,525
            Qualified XII (0.85)                       262,849.333         3.75            985,685
            Qualified XII (0.90)                        17,133.421         3.74             64,079
            Qualified XII (0.95)                       413,690.910         3.74          1,547,204
            Qualified XII (1.00)                     1,703,627.882         3.73          6,354,532
            Qualified XII (1.05)                        52,892.742         3.72            196,761
            Qualified XII (1.10)                        47,125.336         3.71            174,835

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP TECHNOLOGY (CONTINUED)
            Qualified XII (1.15)                        22,386.252   $     3.71   $         83,053
            Qualified XII (1.20)                        84,296.756         3.70            311,898
            Qualified XII (1.25)                        50,843.090         3.69            187,611
            Qualified XII (1.30)                           132.520         3.69                489
            Qualified XII (1.35)                         7,675.815         3.68             28,247
            Qualified XII (1.40)                        20,643.052         3.67             75,760
            Qualified XII (1.50)                         4,834.427         3.66             17,694
            Qualified XV                                20,959.091         3.74             78,387
            Qualified XVI                               62,907.922         3.66            230,243
            Qualified XVII                              13,255.228         3.73             49,442
            Qualified XVIII                              8,959.249         3.73             33,418
            Qualified XXI                              139,563.033         3.76            524,757
            Qualified XXIV                             179,377.599         3.75            672,666
            Qualified XXV                              113,616.710         3.77            428,335
            Qualified XXVI                              16,269.681         3.76             61,174
            Qualified XXVII                            915,252.745         3.64          3,331,520
            Qualified XXXII                              8,037.914        10.26             82,469
                                                   ---------------                ----------------
                                                    12,667,622.365                $     47,294,843
                                                   ===============                ================

        ING VP GROWTH
        Currently payable annuity contracts:                                      $        213,823
        Contracts in accumulation period:
            Qualified III                                1,222.125   $    10.26             12,539
            Qualified VI                             3,045,564.175        13.51         41,145,572
            Qualified VIII                               1,591.111        13.50             21,480
            Qualified X (1.15)                          29,689.191        13.60            403,773
            Qualified X (1.25)                         371,563.657        13.51          5,019,825
            Qualified XII (0.00)                        47,094.463         8.85            416,786
            Qualified XII (0.05)                        30,112.670        13.97            420,674
            Qualified XII (0.25)                       129,316.027         9.11          1,178,069
            Qualified XII (0.35)                        81,287.417         9.06            736,464
            Qualified XII (0.40)                       277,097.249        14.18          3,929,239
            Qualified XII (0.45)                       125,309.555         9.00          1,127,786
            Qualified XII (0.55)                        16,868.044         8.95            150,969
            Qualified XII (0.60)                        55,609.630         8.93            496,594
            Qualified XII (0.65)                        24,604.606         8.90            218,981
            Qualified XII (0.70)                       226,515.540         8.88          2,011,458
            Qualified XII (0.75)                       383,607.571         8.85          3,394,927
            Qualified XII (0.80)                       843,691.542        10.05          8,479,100
            Qualified XII (0.85)                       133,977.809        13.88          1,859,612
            Qualified XII (0.90)                        22,925.283         9.73            223,063

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH (CONTINUED)
            Qualified XII (0.95)                       155,150.689   $    13.79   $      2,139,528
            Qualified XII (1.00)                       973,610.262        13.74         13,377,405
            Qualified XII (1.05)                        88,043.390        13.69          1,205,314
            Qualified XII (1.10)                        27,282.930        13.65            372,412
            Qualified XII (1.15)                        27,923.750        13.60            379,763
            Qualified XII (1.20)                        34,155.867        13.55            462,812
            Qualified XII (1.25)                        27,790.377        13.51            375,448
            Qualified XII (1.30)                         8,072.288        13.46            108,653
            Qualified XII (1.35)                         1,336.066        13.42             17,930
            Qualified XII (1.40)                        13,147.345        13.37            175,780
            Qualified XII (1.45)                         1,401.275        13.33             18,679
            Qualified XII (1.50)                         6,483.284        13.28             86,098
            Qualified XV                                 6,513.633        13.79             89,823
            Qualified XVI                               55,705.497        13.28            739,769
            Qualified XVII                              31,187.343        13.51            421,341
            Qualified XVIII                             42,086.759        13.82            581,639
            Qualified XXI                               32,605.332        13.88            452,562
            Qualified XXIV                              75,902.029        13.80          1,047,448
            Qualified XXV                               65,888.405        13.80            909,260
            Qualified XXVI                              18,941.515        13.73            260,067
            Qualified XXVII                            222,349.605         5.06          1,125,089
            Qualified XXXII                             15,889.061        10.33            164,134
                                                   ---------------                ----------------
                                                     7,779,114.367                $     95,971,688
                                                   ===============                ================

        ING VP INDEX PLUS LARGECAP
        Currently payable annuity contracts:                                      $      1,772,364
        Contracts in accumulation period:
            Qualified V                                    232.300   $    16.78              3,898
            Qualified VI                            12,437,634.865        16.98        211,191,040
            Qualified VIII                               4,142.782        16.97             70,303
            Qualified X (1.15)                         134,887.661        17.10          2,306,579
            Qualified X (1.25)                       1,129,974.323        16.98         19,186,964
            Qualified XII (0.00)                         2,835.832         9.74             27,621
            Qualified XII (0.00)                        82,914.476         9.74            807,587
            Qualified XII (0.05)                       399,918.270        17.57          7,026,564
            Qualified XII (0.25)                       606,047.026        10.76          6,521,066
            Qualified XII (0.35)                        97,591.589        10.70          1,044,230
            Qualified XII (0.40)                       401,590.868        17.85          7,168,397
            Qualified XII (0.45)                       401,289.380        10.64          4,269,719
            Qualified XII (0.55)                       239,180.152        10.58          2,530,526

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS LARGECAP (CONTINUED)
            Qualified XII (0.60)                       270,329.858   $    10.55   $      2,851,980
            Qualified XII (0.65)                        62,412.155        10.53            657,200
            Qualified XII (0.70)                       261,291.048        10.50          2,743,556
            Qualified XII (0.75)                       868,786.150        10.47          9,096,191
            Qualified XII (0.80)                     3,475,310.997        11.64         40,452,620
            Qualified XII (0.85)                       821,901.487        17.48         14,366,838
            Qualified XII (0.90)                        64,084.862        11.23            719,673
            Qualified XII (0.95)                       676,178.040        17.35         11,731,689
            Qualified XII (1.00)                     4,324,533.950        17.29         74,771,192
            Qualified XII (1.05)                       239,182.588        17.23          4,121,116
            Qualified XII (1.10)                       160,364.473        17.17          2,753,458
            Qualified XII (1.15)                        65,867.134        17.10          1,126,328
            Qualified XII (1.20)                        78,790.082        17.04          1,342,583
            Qualified XII (1.25)                        90,606.478        16.98          1,538,498
            Qualified XII (1.30)                        16,185.875        16.92            273,865
            Qualified XII (1.35)                         7,272.835        16.86            122,620
            Qualified XII (1.40)                        63,683.979        16.79          1,069,254
            Qualified XII (1.45)                           533.891        16.73              8,932
            Qualified XII (1.50)                        12,701.499        16.67            211,734
            Qualified XIV                                2,235.512        16.98             37,959
            Qualified XV                                42,075.087        17.34            729,582
            Qualified XVI                              186,465.449        16.70          3,113,973
            Qualified XVII                              70,965.828        17.09          1,212,806
            Qualified XVIII                             75,021.013        17.37          1,303,115
            Qualified XXI                              120,968.614        17.46          2,112,112
            Qualified XXIV                             111,794.358        17.37          1,941,868
            Qualified XXV                              120,188.062        17.34          2,084,061
            Qualified XXVI                              22,931.924        17.26            395,805
            Qualified XXVII                          2,418,495.269        17.12         41,404,639
            Qualified XXVIII                           844,513.717        17.06         14,407,404
            Qualified XXXII                             76,298.362        10.38            791,977
                                                   ---------------                ----------------
                                                    31,590,210.100                $    503,421,486
                                                   ===============                ================

        ING VP INDEX PLUS MIDCAP
        Contracts in accumulation period:
            Qualified III                                  382.283   $    16.99   $          6,495
            Qualified V                                    593.511        16.18              9,603
            Qualified VI                             5,001,907.353        16.32         81,631,128

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS MIDCAP (CONTINUED)
            Qualified VIII                               3,172.304   $    16.32   $         51,772
            Qualified X (1.15)                          44,161.876        16.42            725,138
            Qualified X (1.25)                         435,317.157        16.32          7,104,376
            Qualified XII (0.00)                           154.422        11.76              1,816
            Qualified XII (0.05)                       188,383.066        16.83          3,170,487
            Qualified XII (0.15)                        46,147.498        11.79            544,079
            Qualified XII (0.25)                       146,203.450        17.68          2,584,877
            Qualified XII (0.35)                        84,568.772        17.58          1,486,719
            Qualified XII (0.40)                        98,071.311        17.08          1,675,058
            Qualified XII (0.45)                       152,269.279        17.48          2,661,667
            Qualified XII (0.55)                        81,313.176        17.38          1,413,223
            Qualified XII (0.60)                       302,362.262        17.33          5,239,938
            Qualified XII (0.65)                        59,841.956        17.28          1,034,069
            Qualified XII (0.70)                       139,627.858        17.23          2,405,788
            Qualified XII (0.75)                       200,049.098        17.19          3,438,844
            Qualified XII (0.80)                     1,703,943.881        16.75         28,541,060
            Qualified XII (0.85)                       340,100.778        16.70          5,679,683
            Qualified XII (0.90)                        16,410.631        16.65            273,237
            Qualified XII (0.95)                       334,281.927        16.60          5,549,080
            Qualified XII (1.00)                     1,475,862.017        16.56         24,440,275
            Qualified XII (1.05)                       131,115.869        16.51          2,164,723
            Qualified XII (1.10)                        91,228.311        16.46          1,501,618
            Qualified XII (1.15)                        27,867.113        16.42            457,578
            Qualified XII (1.20)                        57,702.993        16.37            944,598
            Qualified XII (1.25)                        64,629.350        16.32          1,054,751
            Qualified XII (1.30)                        12,239.067        16.28            199,252
            Qualified XII (1.35)                         4,942.021        16.23             80,209
            Qualified XII (1.40)                        40,269.159        16.18            651,555
            Qualified XII (1.45)                           542.379        16.14              8,754
            Qualified XII (1.50)                         7,102.859        16.09            114,285
            Qualified XV                                19,607.952        16.60            325,492
            Qualified XVI                               87,242.635        16.09          1,403,734
            Qualified XVII                              16,748.223        16.32            273,331
            Qualified XVIII                             22,748.407        16.32            371,254
            Qualified XXI                               47,855.682        16.72            800,147
            Qualified XXIV                             144,459.892        16.63          2,402,368
            Qualified XXV                               82,713.917        16.67          1,378,841
            Qualified XXVI                              21,076.552        16.59            349,660
            Qualified XXVII                          1,232,142.265        17.13         21,106,597
            Qualified XXVIII                         1,075,119.555        17.08         18,363,042
            Qualified XXXII                             13,867.682        10.18            141,173
                                                   ---------------                ----------------
                                                    14,056,347.749                $    233,761,374
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP
        Contracts in accumulation period:
            Qualified III                                  404.818   $    12.66   $          5,125
            Qualified VI                             2,650,449.959        12.19         32,308,985
            Qualified VIII                                 814.520        12.19              9,929
            Qualified X (1.15)                          39,667.292        12.26            486,321
            Qualified X (1.25)                         219,909.023        12.19          2,680,691
            Qualified XII (0.00)                           108.354        12.09              1,310
            Qualified XII (0.00)                        10,442.184        12.09            126,246
            Qualified XII (0.05)                       157,126.651        12.57          1,975,082
            Qualified XII (0.25)                        86,954.546        13.42          1,166,930
            Qualified XII (0.35)                        47,520.914        13.34            633,929
            Qualified XII (0.45)                        55,774.227        13.27            740,124
            Qualified XII (0.55)                        30,179.015        13.20            398,363
            Qualified XII (0.60)                       145,109.498        13.16          1,909,641
            Qualified XII (0.65)                        27,776.982        13.12            364,434
            Qualified XII (0.70)                        61,910.933        13.08            809,795
            Qualified XII (0.75)                       133,343.908        13.05          1,740,138
            Qualified XII (0.80)                       694,475.379        12.51          8,687,887
            Qualified XII (0.85)                       194,812.991        12.47          2,429,318
            Qualified XII (0.90)                         7,681.753        12.44             95,561
            Qualified XII (0.95)                       191,912.016        12.40          2,379,709
            Qualified XII (1.00)                       729,175.182        12.37          9,019,897
            Qualified XII (1.05)                        36,243.309        12.33            446,880
            Qualified XII (1.10)                        24,474.960        12.30            301,042
            Qualified XII (1.15)                        18,737.684        12.26            229,724
            Qualified XII (1.20)                        15,699.510        12.23            192,005
            Qualified XII (1.25)                        41,584.824        12.19            506,919
            Qualified XII (1.30)                           389.885        12.16              4,741
            Qualified XII (1.35)                         2,682.673        12.12             32,514
            Qualified XII (1.40)                        21,695.037        12.09            262,293
            Qualified XII (1.45)                           217.179        12.05              2,617
            Qualified XII (1.50)                         5,706.073        12.02             68,587
            Qualified XV                                11,491.855        12.40            142,499
            Qualified XVI                               51,117.388        12.02            614,431
            Qualified XVII                              12,551.354        12.19            153,001
            Qualified XVIII                             37,252.830        12.19            454,112
            Qualified XXI                               18,770.136        12.49            234,439
            Qualified XXIV                              61,797.021        12.42            767,519
            Qualified XXV                               38,562.490        12.45            480,103
            Qualified XXVI                              10,241.404        12.39            126,891

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP (CONTINUED)
            Qualified XXVII                            810,650.039   $    12.77   $     10,352,001
            Qualified XXVIII                           821,680.833        12.73         10,459,997
            Qualified XXXII                             12,695.196        10.20            129,491
                                                   ---------------                ----------------
                                                     7,539,791.825                $     93,931,221
                                                   ===============                ================

        ING VP INTERNATIONAL EQUITY
        Currently payable annuity contracts:                                      $         66,051
        Contracts in accumulation period:
            Qualified VI                               670,636.073   $     8.15          5,465,684
            Qualified VIII                                  13.006         8.15                106
            Qualified X (1.15)                           1,072.683         8.20              8,796
            Qualified X (1.25)                          88,586.013         8.15            721,976
            Qualified XII (0.05)                         2,477.262         8.40             20,809
            Qualified XII (0.15)                         1,743.592         9.52             16,599
            Qualified XII (0.25)                        20,866.469         8.41            175,487
            Qualified XII (0.35)                         9,839.952         8.36             82,262
            Qualified XII (0.40)                        83,086.987         8.53            708,732
            Qualified XII (0.45)                        25,807.461         8.31            214,460
            Qualified XII (0.55)                         2,237.122         8.27             18,501
            Qualified XII (0.60)                        23,258.495         8.24            191,650
            Qualified XII (0.65)                         3,407.786         8.22             28,012
            Qualified XII (0.70)                        50,983.049         8.20            418,061
            Qualified XII (0.75)                        40,123.868         8.17            327,812
            Qualified XII (0.80)                        60,408.134         8.36            505,012
            Qualified XII (0.85)                        45,890.887         8.34            382,730
            Qualified XII (0.90)                         2,064.303         8.32             17,175
            Qualified XII (0.95)                        40,438.962         8.29            335,239
            Qualified XII (1.00)                       136,591.778         8.27          1,129,614
            Qualified XII (1.05)                         5,882.281         8.24             48,470
            Qualified XII (1.10)                         9,763.017         8.22             80,252
            Qualified XII (1.15)                         5,251.585         8.20             43,063
            Qualified XII (1.20)                         5,978.335         8.17             48,843
            Qualified XII (1.25)                        10,368.221         8.15             84,501
            Qualified XII (1.35)                           621.455         8.11              5,040
            Qualified XII (1.40)                         5,217.574         8.08             42,158
            Qualified XII (1.50)                         2,052.363         8.04             16,501
            Qualified XV                                 1,628.709         8.29             13,502
            Qualified XVI                               11,564.552         8.04             92,979
            Qualified XVIII                             19,835.215         8.15            161,657
            Qualified XXI                                5,207.665         8.35             43,484
            Qualified XXIV                              18,616.847         8.31            154,706

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL EQUITY (CONTINUED)
            Qualified XXV                               10,559.064   $     8.33   $         87,957
            Qualified XXVI                               1,197.947         8.28              9,919
            Qualified XXVII                             27,704.664         5.79            160,410
            Qualified XXXII                                466.350        10.52              4,906
                                                   ---------------                ----------------
                                                     1,451,449.726                $     11,933,116
                                                   ===============                ================

        ING VP SMALL COMPANY
        Currently payable annuity contracts:                                      $        309,406
        Contracts in accumulation period:
            Qualified III                                  106.537   $    14.38              1,532
            Qualified V                                    415.396        19.42              8,067
            Qualified VI                             3,063,779.063        19.63         60,141,983
            Qualified VIII                                 975.484        19.62             19,139
            Qualified X (1.15)                          46,260.375        19.76            914,105
            Qualified X (1.25)                         340,139.939        19.63          6,676,947
            Qualified XII (0.00)                            57.847        10.96                634
            Qualified XII (0.00)                        29,691.971        10.96            325,424
            Qualified XII (0.05)                        40,715.862        20.30            826,532
            Qualified XII (0.25)                       109,169.446        13.91          1,518,547
            Qualified XII (0.35)                        65,948.879        13.83            912,073
            Qualified XII (0.40)                       196,624.417        20.60          4,050,463
            Qualified XII (0.45)                       101,741.236        13.75          1,398,942
            Qualified XII (0.55)                        54,596.489        13.67            746,334
            Qualified XII (0.60)                       199,373.240        13.64          2,719,451
            Qualified XII (0.65)                        28,665.956        13.60            389,857
            Qualified XII (0.70)                       124,414.971        13.56          1,687,067
            Qualified XII (0.75)                       389,816.420        13.52          5,270,318
            Qualified XII (0.80)                     2,251,555.563        14.38         32,377,369
            Qualified XII (0.85)                       230,419.940        20.16          4,645,266
            Qualified XII (0.90)                        26,388.881        13.94            367,861
            Qualified XII (0.95)                       185,488.267        20.03          3,715,330
            Qualified XII (1.00)                     1,108,004.159        19.96         22,115,763
            Qualified XII (1.05)                        56,456.712        19.89          1,122,924
            Qualified XII (1.10)                        46,692.940        19.83            925,921
            Qualified XII (1.15)                        16,987.095        19.76            335,665
            Qualified XII (1.20)                        45,397.258        19.69            893,872
            Qualified XII (1.25)                        36,392.715        19.63            714,389
            Qualified XII (1.30)                         7,535.379        19.56            147,392
            Qualified XII (1.35)                           813.385        19.50             15,861
            Qualified XII (1.40)                        22,131.344        19.43            430,012
            Qualified XII (1.45)                         1,116.727        19.37             21,631
            Qualified XII (1.50)                         6,127.980        19.30            118,270

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALL COMPANY (CONTINUED)
            Qualified XV                                 9,137.144   $    20.03   $        183,017
            Qualified XVI                               63,826.218        19.30          1,231,846
            Qualified XVII                              10,493.785        19.63            205,993
            Qualified XVIII                             20,559.661        20.08            412,838
            Qualified XXI                               26,384.978        20.17            532,185
            Qualified XXIV                              94,805.336        20.05          1,900,847
            Qualified XXV                               38,272.469        20.05            767,363
            Qualified XXVI                              12,997.443        19.95            259,299
            Qualified XXVII                            585,453.751         9.73          5,696,465
            Qualified XXVIII                            18,757.143        10.36            194,324
            Qualified XXXII                             17,978.627        10.20            183,382
                                                   ---------------                ----------------
                                                     9,732,668.428                $    167,431,906
                                                   ===============                ================

        ING VP VALUE OPPORTUNITY
        Contracts in accumulation period:
            Qualified III                                  186.699   $    12.48   $          2,330
            Qualified V                                 10,405.620        16.37            170,340
            Qualified VI                             2,194,150.846        16.54         36,291,255
            Qualified VIII                                 638.718        16.53             10,558
            Qualified X (1.15)                          48,720.648        16.66            811,686
            Qualified X (1.25)                         216,750.726        16.54          3,585,057
            Qualified XII (0.00)                             3.164         8.85                 28
            Qualified XII (0.00)                        25,070.508         8.85            221,874
            Qualified XII (0.05)                         4,074.343        17.11             69,712
            Qualified XII (0.25)                       145,861.505        11.56          1,686,159
            Qualified XII (0.35)                        54,864.926        11.49            630,398
            Qualified XII (0.45)                        23,686.439        11.43            270,736
            Qualified XII (0.55)                       176,454.929        11.36          2,004,528
            Qualified XII (0.60)                       168,525.419        11.33          1,909,393
            Qualified XII (0.65)                        19,360.974        11.30            218,779
            Qualified XII (0.70)                       208,236.912        11.27          2,346,830
            Qualified XII (0.75)                       254,954.270        11.24          2,865,686
            Qualified XII (0.80)                       902,500.486        12.34         11,136,856
            Qualified XII (0.85)                       175,630.547        16.99          2,983,963
            Qualified XII (0.90)                        21,322.591        12.04            256,724
            Qualified XII (0.95)                       183,354.503        16.88          3,095,024
            Qualified XII (1.00)                     2,184,378.240        16.82         36,741,242
            Qualified XII (1.05)                        44,764.818        16.77            750,706
            Qualified XII (1.10)                        29,574.686        16.71            494,193
            Qualified XII (1.15)                        15,334.574        16.66            255,474

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP VALUE OPPORTUNITY (CONTINUED)
            Qualified XII (1.20)                        36,246.747   $    16.60   $        601,696
            Qualified XII (1.25)                        31,378.174        16.54            518,995
            Qualified XII (1.30)                         6,566.162        16.49            108,276
            Qualified XII (1.35)                         1,852.708        16.43             30,440
            Qualified XII (1.40)                        19,926.557        16.38            326,397
            Qualified XII (1.45)                           219.914        16.32              3,589
            Qualified XII (1.50)                         3,257.652        16.27             53,002
            Qualified XV                                 2,779.680        16.88             46,921
            Qualified XVI                               35,769.023        16.27            581,962
            Qualified XVII                              13,046.131        16.54            215,783
            Qualified XVIII                              9,461.016        16.93            160,175
            Qualified XXI                               24,441.824        17.00            415,511
            Qualified XXIV                              45,411.894        16.90            767,461
            Qualified XXV                               28,633.432        16.90            483,905
            Qualified XXVI                               7,176.740        16.81            120,641
            Qualified XXVII                            921,088.633        12.58         11,587,295
            Qualified XXVIII                           657,440.909        12.54          8,244,309
            Qualified XXXII                              9,635.351        10.41            100,304
                                                   ---------------                ----------------
                                                     8,963,139.638                $    133,176,193
                                                   ===============                ================

        ING VP GROWTH OPPORTUNITIES
        Contracts in accumulation period:
            Qualified VI                                82,475.095   $     7.91   $        652,378
            Qualified X (1.25)                          21,003.035         7.91            166,134
            Qualified XII (0.55)                         6,140.049         8.04             49,366
            Qualified XII (0.60)                           191.532         8.03              1,538
            Qualified XII (0.65)                           353.616         8.02              2,836
            Qualified XII (0.70)                           493.883         8.01              3,956
            Qualified XII (0.75)                         1,241.625         8.00              9,933
            Qualified XII (0.80)                         4,065.125         8.00             32,521
            Qualified XII (0.85)                         2,120.901         7.99             16,946
            Qualified XII (0.90)                           183.834         7.98              1,467
            Qualified XII (0.95)                         4,662.609         7.97             37,161
            Qualified XII (1.00)                        22,491.332         7.96            179,031
            Qualified XII (1.05)                         1,654.717         7.95             13,155
            Qualified XII (1.10)                         3,815.869         7.94             30,298
            Qualified XII (1.15)                           313.871         7.93              2,489
            Qualified XII (1.20)                            39.520         7.92                313
            Qualified XII (1.25)                           317.952         7.91              2,515
            Qualified XII (1.40)                           715.736         7.88              5,640
            Qualified XVI                                1,741.221         7.86             13,686

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH OPPORTUNITIES (CONTINUED)
            Qualified XVIII                                104.425   $     7.91   $            826
            Qualified XXI                                  137.875         8.00              1,103
            Qualified XXIV                               5,175.814         7.98             41,303
            Qualified XXV                                4,011.596         8.02             32,173
            Qualified XXVI                                  61.027         7.98                487
                                                   ---------------                ----------------
                                                       163,512.259                $      1,297,255
                                                   ===============                ================

        ING VP INTERNATIONAL VALUE
        Contracts in accumulation period:
            Qualified V                                  7,436.801   $    10.19   $         75,781
            Qualified VI                               588,086.315        10.23          6,016,123
            Qualified X (1.15)                           6,971.443        10.26             71,527
            Qualified X (1.25)                          63,811.926        10.23            652,796
            Qualified XII (0.15)                         1,627.202        10.33             16,809
            Qualified XII (0.40)                        44,119.139        10.45            461,045
            Qualified XII (0.45)                         3,791.762        10.44             39,586
            Qualified XII (0.55)                        22,632.469        10.41            235,604
            Qualified XII (0.60)                           240.673        10.40              2,503
            Qualified XII (0.65)                        11,680.829        10.38            121,247
            Qualified XII (0.70)                         7,979.846        10.37             82,751
            Qualified XII (0.75)                        94,157.046        10.36            975,467
            Qualified XII (0.80)                       283,717.585        10.35          2,936,477
            Qualified XII (0.85)                        42,155.470        10.33            435,466
            Qualified XII (0.90)                         1,723.643        10.32             17,788
            Qualified XII (0.95)                        50,504.656        10.31            520,703
            Qualified XII (1.00)                     1,757,394.272        10.30         18,101,161
            Qualified XII (1.05)                         3,820.914        10.28             39,279
            Qualified XII (1.10)                         4,739.727        10.27             48,677
            Qualified XII (1.15)                         6,533.626        10.26             67,035
            Qualified XII (1.20)                         1,308.780        10.25             13,415
            Qualified XII (1.25)                         6,811.535        10.23             69,682
            Qualified XII (1.30)                           432.290        10.22              4,418
            Qualified XII (1.35)                           170.127        10.21              1,737
            Qualified XII (1.40)                         1,188.235        10.20             12,120
            Qualified XII (1.50)                         1,100.590        10.17             11,193
            Qualified XV                                23,603.977        10.31            243,357
            Qualified XVI                                7,503.048        10.17             76,306
            Qualified XVIII                              7,515.249        10.23             76,881
            Qualified XXI                                1,045.507        10.35             10,821
            Qualified XXIV                              22,552.178        10.33            232,964
            Qualified XXV                                6,381.503        10.38             66,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL VALUE (CONTINUED)
            Qualified XXVI                                 175.000   $    10.32   $          1,806
            Qualified XXVIII                            74,233.043        11.47            851,453
            Qualified XXXII                                 54.623        10.49                573
                                                   ---------------                ----------------
                                                     3,157,201.029                $     32,590,791
                                                   ===============                ================

        ING VP MAGNACAP
        Contracts in accumulation period:
            Qualified VI                                96,657.758   $     8.83   $        853,488
            Qualified XII (0.60)                            56.663         8.93                506
            Qualified XII (0.65)                            28.363         8.92                253
            Qualified XII (0.75)                           728.283         8.91              6,489
            Qualified XII (0.80)                         1,496.854         8.90             13,322
            Qualified XII (0.85)                        29,340.608         8.89            260,838
            Qualified XII (0.90)                           123.509         8.89              1,098
            Qualified XII (0.95)                         4,947.297         8.88             43,932
            Qualified XII (1.00)                        24,590.079         8.87            218,114
            Qualified XII (1.05)                            42.551         8.86                377
            Qualified XII (1.10)                           266.366         8.86              2,360
            Qualified XII (1.15)                            24.746         8.85                219
            Qualified XII (1.20)                           728.959         8.84              6,444
            Qualified XII (1.25)                         2,285.730         8.83             20,183
            Qualified XII (1.35)                            28.798         8.82                254
            Qualified XII (1.40)                            49.262         8.81                434
            Qualified XII (1.50)                             8.068         8.80                 71
            Qualified XXI                                1,076.404         8.90              9,580
            Qualified XXIV                              13,397.413         8.89            119,103
            Qualified XXV                                1,526.540         8.93             13,632
            Qualified XXVI                                  57.593         8.89                512
                                                   ---------------                ----------------
                                                       177,461.844                $      1,571,209
                                                   ===============                ================

        ING VP MIDCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                    195.699   $     9.30   $          1,820
            Qualified VI                               214,875.991         9.33          2,004,793
            Qualified X (1.15)                          10,820.085         9.36            101,276
            Qualified X (1.25)                          27,408.681         9.33            255,723
            Qualified XII (0.55)                         8,674.842         9.50             82,411
            Qualified XII (0.60)                         3,293.671         9.48             31,224

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MIDCAP OPPORTUNITIES (CONTINUED)
            Qualified XII (0.65)                           100.739   $     9.47   $            954
            Qualified XII (0.70)                         2,201.691         9.46             20,828
            Qualified XII (0.75)                         2,103.915         9.45             19,882
            Qualified XII (0.80)                        61,505.296         9.44            580,610
            Qualified XII (0.85)                         9,976.140         9.43             94,075
            Qualified XII (0.90)                           338.045         9.41              3,181
            Qualified XII (0.95)                        14,925.957         9.40            140,304
            Qualified XII (1.00)                        61,161.448         9.39            574,306
            Qualified XII (1.05)                         2,910.448         9.38             27,300
            Qualified XII (1.10)                         1,308.004         9.37             12,256
            Qualified XII (1.15)                         1,551.923         9.36             14,526
            Qualified XII (1.20)                           814.866         9.35              7,619
            Qualified XII (1.25)                         2,260.986         9.33             21,095
            Qualified XII (1.35)                            71.858         9.31                669
            Qualified XII (1.40)                           738.280         9.30              6,866
            Qualified XII (1.45)                            39.720         9.29                369
            Qualified XII (1.50)                           489.116         9.28              4,539
            Qualified XVI                                6,145.797         9.28             57,033
            Qualified XXI                                  816.843         9.44              7,711
            Qualified XXIV                               9,076.752         9.42             85,503
            Qualified XXV                                2,900.950         9.47             27,472
            Qualified XXVI                                 664.612         9.41              6,254
                                                   ---------------                ----------------
                                                       447,372.355                $      4,190,599
                                                   ===============                ================

        ING VP SMALLCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                     17.379   $     6.79   $            118
            Qualified VI                               375,296.481         6.82          2,559,522
            Qualified VIII                                 126.540         6.82                863
            Qualified X (1.25)                          55,321.407         6.82            377,292
            Qualified XII (0.40)                        49,377.012         6.96            343,664
            Qualified XII (0.45)                         6,492.242         6.96             45,186
            Qualified XII (0.55)                       324,055.043         6.94          2,248,942
            Qualified XII (0.60)                         3,496.681         6.93             24,232
            Qualified XII (0.65)                        12,372.832         6.92             85,620
            Qualified XII (0.70)                         6,539.942         6.91             45,191
            Qualified XII (0.75)                         1,593.768         6.90             10,997
            Qualified XII (0.80)                        83,909.275         6.90            578,974
            Qualified XII (0.85)                        47,391.002         6.89            326,524
            Qualified XII (0.90)                           794.767         6.88              5,468
            Qualified XII (0.95)                        22,816.739         6.87            156,751

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALLCAP OPPORTUNITIES
          (CONTINUED)
            Qualified XII (1.00)                        93,413.994   $     6.86   $        640,820
            Qualified XII (1.05)                         6,114.598         6.85             41,885
            Qualified XII (1.10)                         1,862.920         6.85             12,761
            Qualified XII (1.15)                           890.789         6.84              6,093
            Qualified XII (1.20)                         1,952.855         6.83             13,338
            Qualified XII (1.25)                         4,177.273         6.82             28,489
            Qualified XII (1.30)                            82.232         6.81                560
            Qualified XII (1.35)                             1.471         6.80                 10
            Qualified XII (1.40)                         2,827.647         6.80             19,228
            Qualified XII (1.45)                            55.965         6.79                380
            Qualified XII (1.50)                         1,629.204         6.78             11,046
            Qualified XV                                 1,326.055         6.87              9,110
            Qualified XVI                               10,396.902         6.78             70,491
            Qualified XVII                               2,169.208         6.82             14,794
            Qualified XVIII                              5,769.795         6.82             39,350
            Qualified XXI                                8,231.015         6.90             56,794
            Qualified XXIV                              19,478.634         6.88            134,013
            Qualified XXV                               19,388.584         6.92            134,169
            Qualified XXVI                                 359.302         6.88              2,472
                                                   ---------------                ----------------
                                                     1,169,729.553                $      8,045,147
                                                   ===============                ================

        JANUS ASPEN BALANCED
        Contracts in accumulation period:
            Qualified III                               11,632.202   $    23.57   $        274,171
            Qualified V                                    566.839        23.25             13,179
            Qualified VI                             7,256,210.607        23.57        171,028,884
            Qualified VIII                               3,560.425        23.55             83,848
            Qualified X (1.15)                         106,729.603        24.66          2,631,952
            Qualified X (1.25)                         825,908.998        24.45         20,193,475
            Qualified XII (0.05)                        68,994.342        24.39          1,682,772
            Qualified XII (0.15)                         2,636.679        10.66             28,107
            Qualified XII (0.15)                       101,415.947        10.66          1,081,094
            Qualified XII (0.25)                       371,220.516        14.72          5,464,366
            Qualified XII (0.35)                       147,555.465        14.64          2,160,212
            Qualified XII (0.40)                       472,292.437        22.08         10,428,217
            Qualified XII (0.45)                       492,113.187        14.56          7,165,168
            Qualified XII (0.55)                       463,652.348        14.48          6,713,686
            Qualified XII (0.60)                       539,471.606        14.44          7,789,970
            Qualified XII (0.65)                        40,976.581        14.39            589,653
            Qualified XII (0.70)                       201,193.728        14.35          2,887,130
            Qualified XII (0.75)                       557,555.066        14.31          7,978,613
            Qualified XII (0.80)                     1,443,439.339        15.43         22,272,269

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
            JANUS ASPEN BALANCED (CONTINUED)
            Qualified XII (0.85)                       401,443.967   $    21.63   $      8,683,233
            Qualified XII (0.90)                        36,551.960        15.05            550,107
            Qualified XII (0.95)                       529,489.753        21.47         11,368,145
            Qualified XII (1.00)                     2,462,110.192        21.39         52,664,537
            Qualified XII (1.05)                       215,751.549        21.30          4,595,508
            Qualified XII (1.10)                       105,091.564        21.22          2,230,043
            Qualified XII (1.15)                        52,945.648        21.14          1,119,271
            Qualified XII (1.20)                        87,775.499        21.06          1,848,552
            Qualified XII (1.25)                        93,301.096        20.98          1,957,457
            Qualified XII (1.30)                        12,878.565        20.90            269,162
            Qualified XII (1.35)                        16,094.525        20.82            335,088
            Qualified XII (1.40)                        56,454.339        20.74          1,170,863
            Qualified XII (1.45)                         2,118.684        20.66             43,772
            Qualified XII (1.50)                        16,935.228        20.58            348,527
            Qualified XV                                18,571.790        24.07            447,023
            Qualified XVI                              136,615.235        23.17          3,165,375
            Qualified XVII                              15,245.821        23.57            359,344
            Qualified XVIII                             40,057.546        24.45            979,407
            Qualified XXI                               53,290.883        24.24          1,291,771
            Qualified XXIV                             156,124.302        21.48          3,353,550
            Qualified XXV                              182,292.526        23.95          4,365,906
            Qualified XXVI                              20,891.104        23.83            497,835
            Qualified XXVII                          1,323,124.039         9.36         12,384,441
            Qualified XXXII                             58,617.941        10.20            597,903
                                                   ---------------                ----------------
                                                    19,200,899.671                $    385,093,586
                                                   ===============                ================

        JANUS ASPEN CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified X (1.25)                          29,638.866   $     9.88   $        292,832
            Qualified XVIII                              2,915.081         9.88             28,801
            Qualified XXVII                            390,130.191         7.32          2,855,753
                                                   ---------------                ----------------
                                                       422,684.138                $      3,177,386
                                                   ===============                ================

        JANUS ASPEN FLEXIBLE INCOME
        Contracts in accumulation period:
            Qualified III                                  554.031   $    19.97   $         11,064
            Qualified V                                     18.266        19.60                358
            Qualified VI                             1,837,860.885        19.89         36,555,053
            Qualified VIII                                 200.855        19.88              3,993
            Qualified X (1.15)                          17,682.467        13.46            238,006
            Qualified X (1.25)                         195,320.553        13.38          2,613,389
            Qualified XII (0.05)                        14,373.725        20.59            295,955

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN FLEXIBLE INCOME (CONTINUED)
            Qualified XII (0.15)                           430.666   $    11.87   $          5,112
            Qualified XII (0.15)                        19,210.362        11.87            228,027
            Qualified XII (0.25)                       127,758.286        14.12          1,803,947
            Qualified XII (0.35)                       113,466.168        14.04          1,593,065
            Qualified XII (0.40)                       159,803.831        17.49          2,794,969
            Qualified XII (0.45)                        85,947.994        13.96          1,199,834
            Qualified XII (0.55)                        66,480.633        13.89            923,416
            Qualified XII (0.60)                       106,724.476        13.85          1,478,134
            Qualified XII (0.65)                        37,987.111        13.81            524,602
            Qualified XII (0.70)                       177,585.766        13.77          2,445,356
            Qualified XII (0.75)                       141,683.613        13.73          1,945,316
            Qualified XII (0.80)                       519,546.924        13.98          7,263,266
            Qualified XII (0.85)                       220,008.285        17.14          3,770,942
            Qualified XII (0.90)                        11,849.640        13.90            164,710
            Qualified XII (0.95)                       165,590.177        17.00          2,815,033
            Qualified XII (1.00)                       835,934.298        16.94         14,160,727
            Qualified XII (1.05)                        55,454.384        16.88            936,070
            Qualified XII (1.10)                        64,425.223        16.81          1,082,988
            Qualified XII (1.15)                        20,155.702        16.75            337,608
            Qualified XII (1.20)                        36,470.923        16.68            608,335
            Qualified XII (1.25)                        36,940.012        16.62            613,943
            Qualified XII (1.30)                         2,114.553        16.56             35,017
            Qualified XII (1.35)                         3,815.646        16.49             62,920
            Qualified XII (1.40)                        20,452.039        16.43            336,027
            Qualified XII (1.45)                           179.291        16.37              2,935
            Qualified XII (1.50)                         8,331.453        16.31            135,886
            Qualified XV                                 8,637.844        20.32            175,521
            Qualified XVI                               44,752.250        19.56            875,354
            Qualified XVII                               4,072.851        19.89             81,009
            Qualified XVIII                             15,773.169        13.38            211,045
            Qualified XXI                               17,291.153        20.46            353,777
            Qualified XXIV                              38,676.028        17.02            658,266
            Qualified XXV                               19,420.524        20.22            392,683
            Qualified XXVI                              10,529.473        20.12            211,853
            Qualified XXXII                              4,807.876        10.03             48,223
                                                   ---------------                ----------------
                                                     5,268,319.406                $     89,993,734
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH
        Currently payable annuity contracts:                                      $        372,186
        Contracts in accumulation period:
            Qualified I                                     48.400   $    15.00                726
            Qualified III                                2,945.598        18.97             55,878
            Qualified V                                  1,266.337        17.17             21,743
            Qualified VI                             5,119,108.510        17.39         89,021,297
            Qualified VIII                               2,826.222        17.39             49,148
            Qualified X (1.15)                          27,136.674        18.76            509,084
            Qualified X (1.25)                         546,093.549        18.60         10,157,340
            Qualified XII (0.05)                        27,542.166        18.00            495,759
            Qualified XII (0.15)                            43.258         9.27                401
            Qualified XII (0.15)                        77,042.934         9.27            714,188
            Qualified XII (0.25)                       297,917.664        10.36          3,086,427
            Qualified XII (0.35)                       142,024.272        10.30          1,462,850
            Qualified XII (0.40)                       375,069.904        15.65          5,869,844
            Qualified XII (0.45)                       145,651.074        10.24          1,491,467
            Qualified XII (0.55)                        67,479.882        10.19            687,620
            Qualified XII (0.60)                       405,618.406        10.16          4,121,083
            Qualified XII (0.65)                        60,104.837        10.13            608,862
            Qualified XII (0.70)                       404,628.416        10.10          4,086,747
            Qualified XII (0.75)                       309,975.968        10.07          3,121,458
            Qualified XII (0.80)                     1,247,164.015        11.06         13,793,634
            Qualified XII (0.85)                       482,647.684        15.33          7,398,989
            Qualified XII (0.90)                        54,717.510        10.68            584,383
            Qualified XII (0.95)                       434,594.478        15.21          6,610,182
            Qualified XII (1.00)                     1,265,821.782        15.15         19,177,200
            Qualified XII (1.05)                       133,310.331        15.10          2,012,986
            Qualified XII (1.10)                        84,700.000        15.04          1,273,888
            Qualified XII (1.15)                        46,216.088        14.98            692,317
            Qualified XII (1.20)                        74,901.273        14.92          1,117,527
            Qualified XII (1.25)                        65,449.765        14.87            973,238
            Qualified XII (1.30)                         6,559.149        14.81             97,141
            Qualified XII (1.35)                         2,881.017        14.75             42,495
            Qualified XII (1.40)                        26,960.204        14.70            396,315
            Qualified XII (1.45)                            27.937        14.64                409
            Qualified XII (1.50)                        16,359.328        14.58            238,519
            Qualified XV                                22,256.701        17.76            395,279
            Qualified XVI                              109,008.011        17.10          1,864,037
            Qualified XVII                              17,897.413        17.39            311,236
            Qualified XVIII                             29,420.645        18.60            547,224
            Qualified XXI                               73,651.146        17.89          1,317,619
            Qualified XXII                                 264.369        17.99              4,756

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH (CONTINUED)
            Qualified XXIV                             123,989.619   $    15.22   $      1,887,122
            Qualified XXV                              129,041.742        17.68          2,281,458
            Qualified XXVI                              23,826.493        17.59            419,108
            Qualified XXVII                          2,273,528.228        19.13         43,492,595
            Qualified XXVIII                           349,828.534        19.03          6,657,237
            Qualified XXXII                             45,550.537        10.25            466,893
                                                   ---------------                ----------------
                                                    15,153,098.070                $    239,987,895
                                                   ===============                ================

        JANUS ASPEN MID CAP GROWTH
        Contracts in accumulation period:
            Qualified I                                     41.172   $    12.46   $            513
            Qualified III                                2,463.433        20.51             50,525
            Qualified V                                    760.671        17.57             13,365
            Qualified VI                            10,733,566.293        17.83        191,379,487
            Qualified VIII                               9,346.745        17.82            166,559
            Qualified X (1.15)                          31,359.389        17.36            544,399
            Qualified X (1.25)                         933,352.993        17.21         16,063,005
            Qualified XII (0.05)                       130,267.118        18.46          2,404,731
            Qualified XII (0.15)                       206,593.853         9.11          1,882,070
            Qualified XII (0.25)                       661,788.409        10.87          7,193,640
            Qualified XII (0.35)                       428,140.518        10.81          4,628,199
            Qualified XII (0.45)                       514,448.186        10.75          5,530,318
            Qualified XII (0.55)                       132,199.532        10.69          1,413,213
            Qualified XII (0.60)                       835,146.717        10.66          8,902,664
            Qualified XII (0.65)                       104,528.974        10.63          1,111,143
            Qualified XII (0.70)                       506,568.962        10.60          5,369,631
            Qualified XII (0.75)                       738,028.855        10.57          7,800,965
            Qualified XII (0.80)                     2,545,095.335        11.36         28,912,283
            Qualified XII (0.85)                     1,069,289.829        12.29         13,141,572
            Qualified XII (0.90)                        67,042.034        11.11            744,837
            Qualified XII (0.95)                     1,055,672.765        12.19         12,868,651
            Qualified XII (1.00)                     3,676,654.568        12.15         44,671,353
            Qualified XII (1.05)                       283,725.703        12.10          3,433,081
            Qualified XII (1.10)                       215,734.025        12.05          2,599,595
            Qualified XII (1.15)                        96,156.370        12.01          1,154,838
            Qualified XII (1.20)                       176,182.776        11.96          2,107,146
            Qualified XII (1.25)                       130,327.601        11.92          1,553,505
            Qualified XII (1.30)                        16,830.329        11.87            199,776
            Qualified XII (1.35)                        28,485.799        11.83            336,987
            Qualified XII (1.40)                        81,861.375        11.78            964,327
            Qualified XII (1.45)                         1,673.339        11.74             19,645

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN MID CAP GROWTH (CONTINUED)
            Qualified XII (1.50)                        29,900.428   $    11.69   $        349,536
            Qualified XV                                65,859.748        18.21          1,199,306
            Qualified XVI                              225,237.593        17.53          3,948,415
            Qualified XVII                              45,263.433        17.83            807,047
            Qualified XVIII                             34,073.794        17.21            586,410
            Qualified XXI                              183,994.984        18.34          3,374,468
            Qualified XXII                                  43.794        18.45                808
            Qualified XXIV                             373,030.328        12.20          4,550,970
            Qualified XXV                              285,859.823        18.12          5,179,780
            Qualified XXVI                              83,227.066        18.03          1,500,584
            Qualified XXVII                          2,995,702.321        20.68         61,951,124
            Qualified XXVIII                           397,639.718        20.57          8,179,449
            Qualified XXXII                             43,838.424        10.28            450,659
                                                   ---------------                ----------------
                                                    30,177,005.122                $    459,240,579
                                                   ===============                ================

        JANUS ASPEN WORLDWIDE GROWTH
        Currently payable annuity contracts:                                      $        562,310
        Contracts in accumulation period:
            Qualified III                                4,309.861   $    22.21             95,722
            Qualified V                                    666.228        19.75             13,158
            Qualified VI                            11,057,738.249        19.87        219,717,259
            Qualified VIII                              11,159.748        19.80            220,963
            Qualified X (1.15)                          56,303.154        22.51          1,267,384
            Qualified X (1.25)                       1,007,273.387        22.32         22,482,342
            Qualified XII (0.05)                       109,282.207        20.57          2,247,935
            Qualified XII (0.15)                       148,161.936         9.09          1,346,792
            Qualified XII (0.25)                     1,001,125.845        10.06         10,071,326
            Qualified XII (0.35)                       198,240.900        10.00          1,982,409
            Qualified XII (0.40)                       372,534.112        17.12          6,377,784
            Qualified XII (0.45)                       686,352.112         9.94          6,822,340
            Qualified XII (0.55)                       185,756.623         9.89          1,837,133
            Qualified XII (0.60)                       877,170.791         9.86          8,648,904
            Qualified XII (0.65)                       106,848.627         9.83          1,050,322
            Qualified XII (0.70)                       599,951.123         9.80          5,879,521
            Qualified XII (0.75)                       867,437.730         9.78          8,483,541
            Qualified XII (0.80)                     2,989,916.143        11.46         34,264,439
            Qualified XII (0.85)                       880,705.665        16.77         14,769,434
            Qualified XII (0.90)                        81,790.054        11.16            912,777
            Qualified XII (0.95)                       827,665.766        16.65         13,780,635
            Qualified XII (1.00)                     3,013,889.204        16.58         49,970,283
            Qualified XII (1.05)                       322,653.572        16.52          5,330,237

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
            Qualified XII (1.10)                       169,054.800   $    16.46   $      2,782,642
            Qualified XII (1.15)                        99,791.946        16.39          1,635,590
            Qualified XII (1.20)                       121,604.960        16.33          1,985,809
            Qualified XII (1.25)                        80,105.593        16.27          1,303,318
            Qualified XII (1.30)                        11,023.751        16.21            178,695
            Qualified XII (1.35)                        11,143.928        16.14            179,863
            Qualified XII (1.40)                        63,635.323        16.08          1,023,256
            Qualified XII (1.45)                         1,524.220        16.02             24,418
            Qualified XII (1.50)                        21,793.045        15.96            347,817
            Qualified XV                                49,570.478        20.29          1,005,785
            Qualified XVI                              225,470.880        19.54          4,405,701
            Qualified XVII                              55,481.279        19.87          1,102,413
            Qualified XVIII                             48,765.995        22.32          1,088,457
            Qualified XXI                              122,073.630        20.44          2,495,185
            Qualified XXII                               1,017.559        20.56             20,921
            Qualified XXIV                             270,272.209        16.66          4,502,735
            Qualified XXV                              154,059.485        20.19          3,110,461
            Qualified XXVI                              58,238.955        20.10          1,170,603
            Qualified XXVII                          3,460,836.758        22.39         77,488,135
            Qualified XXVIII                           513,996.005        22.28         11,451,831
            Qualified XXXII                             71,422.783        10.49            749,225
                                                   ---------------                ----------------
                                                    31,017,816.619                $    536,187,810
                                                   ===============                ================

        JANUS TWENTY
        Contracts in accumulation period:
            Qualified XII (0.95)                        75,601.664   $     4.81   $        363,644
            Qualified XII (1.10)                        41,602.505         4.79            199,276
                                                   ---------------                ----------------
                                                       117,204.169                $        562,920
                                                   ===============                ================

        LORD ABBETT GROWTH AND INCOME
        Contracts in accumulation period:
            Qualified V                                  2,315.613   $    10.12   $         23,434
            Qualified VI                             2,027,718.701        10.16         20,601,622
            Qualified VIII                               3,578.839        10.16             36,361
            Qualified X (1.15)                          45,240.726        10.19            461,003
            Qualified X (1.25)                         250,015.945        10.16          2,540,162
            Qualified XII (0.45)                           796.332        10.36              8,250
            Qualified XII (0.55)                       153,706.963        10.34          1,589,330
            Qualified XII (0.60)                        23,649.565        10.33            244,300

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        -----------------------------------------  ---------------   ----------   ----------------
        LORD ABBETT GROWTH AND INCOME
          (CONTINUED)
            Qualified XII (0.65)                        52,412.997   $    10.31   $        540,378
            Qualified XII (0.70)                        50,119.223        10.30            516,228
            Qualified XII (0.75)                       178,005.540        10.29          1,831,677
            Qualified XII (0.80)                       415,602.532        10.27          4,268,238
            Qualified XII (0.85)                       252,309.357        10.26          2,588,694
            Qualified XII (0.90)                        10,721.756        10.25            109,898
            Qualified XII (0.95)                       178,616.993        10.24          1,829,038
            Qualified XII (1.00)                       974,839.726        10.22          9,962,862
            Qualified XII (1.05)                        44,246.523        10.21            451,757
            Qualified XII (1.10)                        20,909.020        10.20            213,272
            Qualified XII (1.15)                         7,117.861        10.19             72,531
            Qualified XII (1.20)                        19,788.299        10.17            201,247
            Qualified XII (1.25)                        30,858.071        10.16            313,518
            Qualified XII (1.30)                           879.310        10.15              8,925
            Qualified XII (1.35)                         2,809.566        10.14             28,489
            Qualified XII (1.40)                        15,853.953        10.12            160,442
            Qualified XII (1.45)                           556.182        10.11              5,623
            Qualified XII (1.50)                        17,999.307        10.10            181,793
            Qualified XV                                24,096.875        10.24            246,752
            Qualified XVI                               39,264.554        10.10            396,572
            Qualified XVII                              10,786.319        10.16            109,589
            Qualified XVIII                             11,858.760        10.16            120,485
            Qualified XXI                               18,705.842        10.27            192,109
            Qualified XXIV                              30,407.310        10.26            311,979
            Qualified XXV                               28,021.672        10.29            288,343
            Qualified XXVI                               2,908.000        10.25             29,807
            Qualified XXXII                              4,573.659        10.44             47,749
                                                   ---------------                ----------------
                                                    4,951,291.891                 $     50,532,457
                                                   ===============                ================

        LORD ABBETT MID-CAP VALUE - CLASS VC
        Contracts in accumulation period:
            NYSUT 457                                   92,123.492   $    12.77   $      1,176,417
            Qualified VI                             1,056,375.805        10.25         10,827,852
            Qualified X (1.15)                          41,845.817        10.28            430,175
            Qualified X (1.25)                         133,264.196        10.25          1,365,958
            Qualified XII (0.15)                         2,986.695        11.65             34,795
            Qualified XII (0.45)                         6,395.507        10.46             66,897
            Qualified XII (0.55)                       107,161.170        10.43          1,117,691
            Qualified XII (0.60)                         9,838.196        10.42            102,514
            Qualified XII (0.65)                         2,114.601        10.41             22,013
            Qualified XII (0.70)                        18,240.520        10.39            189,519

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        LORD ABBETT MID-CAP VALUE - CLASS VC
          (CONTINUED)
            Qualified XII (0.75)                        34,280.347   $    10.38   $        355,830
            Qualified XII (0.80)                       206,995.565        10.37          2,146,544
            Qualified XII (0.85)                       106,857.488        10.35          1,105,975
            Qualified XII (0.90)                         4,787.234        10.34             49,500
            Qualified XII (0.95)                        79,607.841        10.33            822,349
            Qualified XII (1.00)                       476,178.489        10.32          4,914,162
            Qualified XII (1.05)                        20,087.476        10.30            206,901
            Qualified XII (1.10)                        14,828.377        10.29            152,584
            Qualified XII (1.15)                        16,651.362        10.28            171,176
            Qualified XII (1.20)                        11,066.018        10.27            113,648
            Qualified XII (1.25)                        13,049.951        10.25            133,762
            Qualified XII (1.30)                           799.316        10.24              8,185
            Qualified XII (1.35)                         1,170.186        10.23             11,971
            Qualified XII (1.40)                        10,530.333        10.22            107,620
            Qualified XII (1.45)                         1,851.176        10.20             18,882
            Qualified XII (1.50)                         2,012.856        10.19             20,511
            Qualified XV                                 5,784.802        10.33             59,757
            Qualified XVI                               19,299.804        10.19            196,665
            Qualified XVII                               2,028.976        10.25             20,797
            Qualified XVIII                              2,458.049        10.25             25,195
            Qualified XXI                               22,573.867        10.37            234,091
            Qualified XXIV                              40,658.937        10.35            420,820
            Qualified XXV                               13,733.622        10.38            142,555
            Qualified XXVI                               1,861.896        10.34             19,252
            Qualified XXVIII                           151,145.758        11.08          1,674,695
            Qualified XXXII                              4,082.769        10.33             42,175
                                                   ---------------                ----------------
                                                     2,734,728.494                $     28,509,433
                                                   ===============                ================

        MFS(R) TOTAL RETURN
        Contracts in accumulation period:
            Qualified XXVII                          1,730,461.941   $    13.19   $     22,824,793
            Qualified XXVIII                         2,683,563.262        13.12         35,208,350
                                                   ---------------                ----------------
                                                     4,414,025.203                $     58,033,143
                                                   ===============                ================

        OPPENHEIMER DEVELOPING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            428,804.530   $    14.57   $      6,247,682
                                                   ---------------                ----------------
                                                       428,804.530                $      6,247,682
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER AGGRESSIVE GROWTH
            Currently payable annuity contracts:                                  $          3,819
                                                                                  ----------------
                                                                                  $          3,819
                                                                                  ================

        OPPENHEIMER GLOBAL SECURITIES
        Contracts in accumulation period:
            Qualified III                                5,406.460   $    15.79   $         85,368
            Qualified V                                    872.602        15.22             13,281
            Qualified VI                             4,961,170.423        15.35         76,153,966
            Qualified VIII                               1,875.700        15.35             28,792
            Qualified X (1.15)                          40,356.736        15.44            623,108
            Qualified X (1.25)                         405,832.769        15.35          6,229,533
            Qualified XI                                    19.523        15.93                311
            Qualified XII (0.05)                       110,421.605        15.83          1,747,974
            Qualified XII (0.15)                         1,817.993        11.06             20,107
            Qualified XII (0.15)                        27,280.832        11.06            301,726
            Qualified XII (0.25)                       256,884.877        16.20          4,161,535
            Qualified XII (0.35)                        88,677.468        16.11          1,428,594
            Qualified XII (0.45)                        89,314.232        16.02          1,430,814
            Qualified XII (0.55)                       170,278.720        15.93          2,712,540
            Qualified XII (0.60)                       347,226.684        15.89          5,517,432
            Qualified XII (0.65)                        39,648.896        15.85            628,435
            Qualified XII (0.70)                       157,387.405        15.80          2,486,721
            Qualified XII (0.75)                       488,096.193        15.76          7,692,396
            Qualified XII (0.80)                     2,094,652.699        15.75         32,990,780
            Qualified XII (0.85)                       469,450.859        15.71          7,375,073
            Qualified XII (0.90)                        18,328.800        15.66            287,029
            Qualified XII (0.95)                       351,194.814        15.62          5,485,663
            Qualified XII (1.00)                     2,194,785.806        15.57         34,172,815
            Qualified XII (1.05)                       131,308.628        15.53          2,039,223
            Qualified XII (1.10)                        80,145.126        15.49          1,241,448
            Qualified XII (1.15)                        33,405.959        15.44            515,788
            Qualified XII (1.20)                        63,075.974        15.40            971,370
            Qualified XII (1.25)                        71,068.991        15.35          1,090,909
            Qualified XII (1.30)                         8,643.175        15.31            132,327
            Qualified XII (1.35)                         3,502.816        15.27             53,488
            Qualified XII (1.40)                        44,561.235        15.22            678,222
            Qualified XII (1.45)                           869.038        15.18             13,192
            Qualified XII (1.50)                         5,010.832        15.14             75,864
            Qualified XV                                11,627.657        15.62            181,624
            Qualified XVI                              101,424.307        15.14          1,535,564
            Qualified XVII                              15,459.544        15.35            237,304

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER GLOBAL SECURITIES
          (CONTINUED)
            Qualified XVIII                             12,028.469   $    15.35   $        184,637
            Qualified XXI                               50,072.282        15.73            787,637
            Qualified XXIV                             149,156.103        15.65          2,334,293
            Qualified XXV                               57,639.077        15.61            899,746
            Qualified XXVI                              10,521.056        15.53            163,392
            Qualified XXVII                          1,737,193.279        15.92         27,656,117
            Qualified XXVIII                         1,169,076.452        15.84         18,518,171
            Qualified XXXII                             15,095.909        10.51            158,658
                                                   ---------------                ----------------
                                                    16,091,868.005                $    251,042,967
                                                   ===============                ================

        OPPENHEIMER MAIN STREET(R)
        Currently payable annuity contracts:                                      $         31,762
                                                                                  ----------------
                                                                                  $         31,762
                                                                                  ================

        OPPENHEIMER STRATEGIC BOND
        Currently payable annuity contracts:                                      $          7,908
        Contracts in accumulation period:
            Qualified III                                  179.389   $    13.10              2,350
            Qualified V                                    789.018        12.93             10,202
            Qualified VI                               793,254.790        13.05         10,351,975
            Qualified VIII                               1,893.712        13.04             24,694
            Qualified X (1.15)                           9,066.616        13.12            118,954
            Qualified X (1.25)                         121,435.402        13.05          1,584,732
            Qualified XII (0.05)                        10,542.230        13.45            141,793
            Qualified XII (0.15)                         5,754.922        12.80             73,663
            Qualified XII (0.25)                        43,521.651        13.81            601,034
            Qualified XII (0.35)                        22,331.441        13.74            306,834
            Qualified XII (0.40)                        54,055.238        13.65            737,854
            Qualified XII (0.45)                        21,371.523        13.66            291,935
            Qualified XII (0.55)                        20,161.855        13.58            273,798
            Qualified XII (0.60)                        27,232.103        13.55            368,995
            Qualified XII (0.65)                        13,110.437        13.51            177,122
            Qualified XII (0.70)                        28,495.694        13.47            383,837
            Qualified XII (0.75)                        58,220.848        13.43            781,906
            Qualified XII (0.80)                       172,403.659        13.39          2,308,485
            Qualified XII (0.85)                        55,390.038        13.35            739,457
            Qualified XII (0.90)                         2,874.906        13.31             38,265
            Qualified XII (0.95)                        68,743.632        13.27            912,228
            Qualified XII (1.00)                       254,652.759        13.23          3,369,056
            Qualified XII (1.05)                        29,490.758        13.20            389,278

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER STRATEGIC BOND
          (CONTINUED)
            Qualified XII (1.10)                         9,073.784   $    13.16   $        119,411
            Qualified XII (1.15)                         6,334.832        13.12             83,113
            Qualified XII (1.20)                         6,093.884        13.08             79,708
            Qualified XII (1.25)                        10,023.142        13.05            130,802
            Qualified XII (1.30)                         3,556.803        13.01             46,274
            Qualified XII (1.35)                         3,120.972        12.97             40,479
            Qualified XII (1.40)                         6,513.447        12.94             84,284
            Qualified XII (1.45)                            59.845        12.90                772
            Qualified XII (1.50)                           600.933        12.86              7,728
            Qualified XV                                 5,640.166        13.27             74,845
            Qualified XVI                               18,170.685        12.86            233,675
            Qualified XVII                               1,884.904        13.05             24,598
            Qualified XVIII                              5,071.188        13.05             66,179
            Qualified XXI                                2,130.464        13.36             28,463
            Qualified XXIV                              15,999.699        13.30            212,796
            Qualified XXV                               46,528.054        13.26            616,962
            Qualified XXVI                               2,357.727        13.20             31,122
            Qualified XXVII                            286,487.358        13.21          3,784,498
            Qualified XXVIII                           218,753.577        13.14          2,874,422
            Qualified XXXII                              6,918.361        10.13             70,083
                                                   ---------------                ----------------
                                                     2,470,292.446                $     32,606,569
                                                   ===============                ================

        PAX WORLD BALANCED
        Contracts in accumulation period:
            Qualified VI                                   595.652   $     9.43   $          5,617
            Qualified XII (0.85)                        22,808.996         9.56            218,054
            Qualified XII (1.00)                         1,383.176         9.51             13,154
            Qualified XXVII                            353,095.807         9.54          3,368,534
                                                   ---------------                ----------------
                                                       377,883.631                $      3,605,359
                                                   ===============                ================

        PIONEER EQUITY INCOME
        Contracts in accumulation period:
            NYSUT 457                                   12,742.504   $    12.14   $        154,694
            Qualified VI                               396,077.870         9.67          3,830,073
            Qualified VIII                               4,406.825         9.67             42,614
            Qualified X (1.15)                          18,217.320         9.70            176,708
            Qualified X (1.25)                          65,072.182         9.67            629,248
            Qualified XII (0.15)                         6,272.404        10.11             63,414
            Qualified XII (0.45)                         2,080.547         9.87             20,535
            Qualified XII (0.55)                        49,078.354         9.84            482,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER EQUITY INCOME (CONTINUED)
            Qualified XII (0.60)                         1,663.683   $     9.83   $         16,354
            Qualified XII (0.65)                        12,863.544         9.82            126,320
            Qualified XII (0.70)                         3,839.653         9.81             37,667
            Qualified XII (0.75)                         1,155.771         9.79             11,315
            Qualified XII (0.80)                       219,767.587         9.78          2,149,327
            Qualified XII (0.85)                       110,507.369         9.77          1,079,657
            Qualified XII (0.90)                         7,813.422         9.76             76,259
            Qualified XII (0.95)                        36,542.154         9.75            356,286
            Qualified XII (1.00)                        86,609.558         9.73            842,711
            Qualified XII (1.05)                        11,191.152         9.72            108,778
            Qualified XII (1.10)                        15,159.835         9.71            147,202
            Qualified XII (1.15)                         2,450.928         9.70             23,774
            Qualified XII (1.20)                         2,141.176         9.69             20,748
            Qualified XII (1.25)                         5,905.791         9.67             57,109
            Qualified XII (1.30)                           630.952         9.66              6,095
            Qualified XII (1.35)                            11.088         9.65                107
            Qualified XII (1.40)                         2,253.734         9.64             21,726
            Qualified XII (1.45)                           938.629         9.63              9,039
            Qualified XII (1.50)                           195.525         9.61              1,879
            Qualified XV                                    54.974         9.75                536
            Qualified XVI                                2,457.336         9.61             23,615
            Qualified XVII                               1,072.699         9.67             10,373
            Qualified XVIII                                655.636         9.67              6,340
            Qualified XXI                                2,203.170         9.78             21,547
            Qualified XXIV                               2,882.275         9.76             28,131
            Qualified XXV                                9,226.353         9.79             90,326
            Qualified XXVI                               1,090.266         9.76             10,641
            Qualified XXXII                                635.680        10.37              6,592
                                                   ---------------                ----------------
                                                     1,095,867.946                $     10,690,671
                                                   ===============                ================

        PIONEER FUND
        Contracts in accumulation period:
            Qualified VI                                57,446.471   $     9.21   $        529,082
            Qualified VIII                                  46.413         9.20                427
            Qualified X (1.15)                             997.941         9.23              9,211
            Qualified X (1.25)                          11,092.725         9.21            102,164
            Qualified XII (0.55)                         1,944.717         9.37             18,222
            Qualified XII (0.60)                           325.348         9.35              3,042
            Qualified XII (0.65)                           367.666         9.34              3,434
            Qualified XII (0.70)                            46.088         9.33                430

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER FUND (CONTINUED)
            Qualified XII (0.75)                         2,903.112   $     9.32   $         27,057
            Qualified XII (0.80)                        16,137.272         9.31            150,238
            Qualified XII (0.85)                        18,504.839         9.30            172,095
            Qualified XII (0.90)                             8.827         9.29                 82
            Qualified XII (0.95)                        13,906.580         9.27            128,914
            Qualified XII (1.00)                        26,252.916         9.26            243,102
            Qualified XII (1.05)                         1,408.000         9.25             13,024
            Qualified XII (1.10)                           688.636         9.24              6,363
            Qualified XII (1.15)                           738.678         9.23              6,818
            Qualified XII (1.20)                           467.679         9.22              4,312
            Qualified XII (1.25)                         7,853.854         9.21             72,334
            Qualified XII (1.40)                           657.252         9.17              6,027
            Qualified XVI                                  164.699         9.15              1,507
            Qualified XXI                                  820.516         9.31              7,639
            Qualified XXIV                               1,679.548         9.29             15,603
            Qualified XXV                                   30.472         9.32                284
            Qualified XXVI                                  53.283         9.29                495
                                                   ---------------                ----------------
                                                       164,543.532                $      1,521,906
                                                   ===============                ================

        PIONEER MID CAP VALUE
        Contracts in accumulation period:
            NYSUT 457                                   21,362.407   $    13.46   $        287,538
            Qualified VI                               421,274.452        11.86          4,996,315
            Qualified X (1.15)                           5,575.189        11.89             66,289
            Qualified X (1.25)                          64,303.288        11.86            762,637
            Qualified XII (0.15)                            83.987        12.24              1,028
            Qualified XII (0.55)                        10,938.557        12.06            131,919
            Qualified XII (0.60)                         3,315.602        12.05             39,953
            Qualified XII (0.65)                         3,884.705        12.03             46,733
            Qualified XII (0.70)                        18,817.804        12.02            226,190
            Qualified XII (0.75)                         4,287.584        12.00             51,451
            Qualified XII (0.80)                       123,315.763        11.99          1,478,556
            Qualified XII (0.85)                        60,995.576        11.98            730,727
            Qualified XII (0.90)                         1,839.047        11.96             21,995
            Qualified XII (0.95)                        27,240.921        11.95            325,529
            Qualified XII (1.00)                       152,653.647        11.93          1,821,158
            Qualified XII (1.05)                         6,469.211        11.92             77,113
            Qualified XII (1.10)                         4,583.782        11.90             54,547
            Qualified XII (1.15)                         2,160.219        11.89             25,685
            Qualified XII (1.20)                         2,281.803        11.87             27,085
            Qualified XII (1.25)                         5,001.855        11.86             59,322

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER MID CAP VALUE (CONTINUED)
            Qualified XII (1.30)                           885.980   $    11.84   $         10,490
            Qualified XII (1.35)                            46.154        11.83                546
            Qualified XII (1.40)                         4,469.517        11.81             52,785
            Qualified XII (1.50)                           763.104        11.79              8,997
            Qualified XV                                 1,241.506        11.95             14,836
            Qualified XVI                                7,036.981        11.79             82,966
            Qualified XVII                                   4.722        11.86                 56
            Qualified XVIII                              2,790.472        11.86             33,095
            Qualified XXI                                4,719.183        11.99             56,583
            Qualified XXIV                               7,483.291        11.97             89,575
            Qualified XXV                                7,685.167        12.00             92,222
            Qualified XXVI                                 642.391        11.96              7,683
            Qualified XXXII                              5,151.996        10.27             52,911
                                                   ---------------                ----------------
                                                       983,305.863                $     11,734,515
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED I

     Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

     QUALIFIED III

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED V

     Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

     QUALIFIED VI

     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

     QUALIFIED VII

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

     QUALIFIED VIII

     Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED IX

     Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

     QUALIFIED X

     Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

     QUALIFIED XI

     Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

     QUALIFIED XII

     Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

     QUALIFIED XIII

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

     QUALIFIED XIV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

     QUALIFIED XV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XVI

     Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

     QUALIFIED XVII

     Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XVIII

     Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XIX

     Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XX

     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XXI

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

     QUALIFIED XXII

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXIV

     Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

     QUALIFIED XXV

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVI

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVII

     Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXVIII

     Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXIX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED XXX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXXI

     Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

     QUALIFIED XXXII

     Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
              DIVISION          (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     AIM V.I. Capital
      Appreciation
                2003              2,409    $5.47 to $10.25     $    20,562            -%    0.25% to 1.50%       27.54% to 29.11%
                2002              2,288     $4.26 to $7.11          15,302            -     0.00% to 1.50%      -25.48% to -24.62%
                2001              2,119     $5.69 to $9.39          19,027         7.37     0.00% to 1.75%      -24.43% to -23.55%
                2000              1,839    $7.50 to $12.29          21,974            *           *                     *

     AIM V.I. Core Equity
                2003              5,544    $6.16 to $10.37          42,522         1.00     0.25% to 1.50%       22.56% to 24.08%
                2002              5,575     $5.00 to $6.54          34,728         0.33     0.00% to 1.50%      -16.84% to -15.71%
                2001              5,919     $5.99 to $7.76          44,279         0.05     0.00% to 1.75%      -23.99% to -23.10%
                2000              5,023    $7.84 to $10.04          48,981            *           *                     *

     AIM V.I. Growth
                2003              3,143    $4.16 to $10.35          17,055            -     0.25% to 1.50%       29.19% to 30.88%
                2002              2,722     $3.20 to $4.38          11,403            -     0.25% to 1.50%      -32.00% to -31.21%
                2001              2,533     $4.69 to $6.34          15,568         0.21     0.00% to 1.75%      -34.87% to -34.11%
                2000              2,061     $7.16 to $9.62          19,441            *           *                     *

     AIM V.I. Premier Equity
                2003              2,956    $6.15 to $10.33          21,041         0.31     0.25% to 1.50%       23.17% to 24.71%
                2002              2,777     $4.97 to $5.99          15,977         0.34     0.25% to 1.50%      -31.30% to -30.50%
                2001              2,682     $7.19 to $8.58          22,335         2.33     0.00% to 1.75%      -13.87% to -12.88%
                2000              1,903     $8.32 to $9.94          18,487            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     American Century(R)
      Income & Growth
                2003                272    $8.99 to $27.72     $     2,491         1.48%    1.00% to 1.10%       27.92% to 28.06%
                2002                159    $7.02 to $21.67           1,152         1.30     1.00% to 1.10%      -20.84% to -20.40%
                2001                 62    $8.82 to $27.26             629           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Baron Growth
                2003                  -         $12.91                   -         ****          0.00%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     Calvert Social Balanced
                2003              3,259    $10.21 to $27.31         60,576         1.94     0.25% to 1.50%       17.49% to 18.96%
                2002              3,111    $8.88 to $23.11          49,766         2.70     0.00% to 1.50%      -13.46% to -12.46%
                2001              3,120    $10.23 to $26.58         58,340         5.40     0.00% to 1.75%       -8.34% to -7.27%
                2000              3,005    $11.13 to $28.86         63,262            *           *                     *

     Evergreen Special Values
                2003              1,118    $15.33 to $15.50         17,138            -     0.95% to 1.00%       34.00% to 34.08%
                2002                819    $11.44 to $11.56          9,367            -     0.95% to 1.00%       -7.97% to -7.92%
                2001                316    $12.43 to $12.56          3,926           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Fidelity(R) VIP ASSET
      MANAGER(SM)
                2003              1,246    $17.36 to $17.45         21,727         3.47     1.00% to 1.10%       16.67% to 16.80%
                2002              1,221    $14.88 to $14.94         18,235         3.97     1.00% to 1.10%       -9.73% to -9.64%
                2001              1,306    $16.48 to $16.54         21,589         5.70     1.05% to 1.25%       -5.29% to -5.10%
                2000              1,362    $17.41 to $17.43         23,730            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP
      Contrafund(R)
                2003             27,815    $10.35 to $24.91    $   564,372         0.40%    0.25% to 1.50%       26.56% to 28.10%
                2002             23,810    $10.26 to $19.58        382,356         0.79     0.00% to 1.50%      -10.70% to -9.48%
                2001             20,685    $11.40 to $21.82        375,287         3.44     0.00% to 1.75%      -13.56% to -12.55%
                2000             19,961    $11.84 to $25.13        420,902            *           *                     *

     Fidelity(R) VIP
      Equity-Income
                2003             18,499    $10.50 to $24.58        327,820         1.56     0.25% to 1.50%       28.39% to 30.03%
                2002             16,267    $8.79 to $19.07         226,895         1.66     0.00% to 1.50%      -18.19% to -17.24%
                2001             13,666    $10.66 to $23.23        237,314         5.91     0.00% to 1.75%       -6.38% to -5.29%
                2000             10,367    $11.30 to $24.73        195,903            *           *                     *

     Fidelity(R) VIP Growth
                2003             24,544    $9.27 to $23.64         380,196         0.24     0.25% to 1.50%       30.83% to 32.47%
                2002             23,257    $8.30 to $18.00         277,744         0.25     0.00% to 1.50%      -31.15% to -30.35%
                2001             22,173    $11.97 to $26.05        388,351         7.04     0.00% to 1.75%      -18.89% to -17.94%
                2000             20,583    $14.65 to $32.00        448,872            *           *                     *

     Fidelity(R) VIP High
      Income
                2003                866     $8.28 to $8.33           7,292         5.36     1.00% to 1.50%       25.84% to 26.02%
                2002                529     $6.58 to $6.61           3,569         8.54     1.00% to 1.50%        2.31% to 2.41%
                2001                411     $6.43 to $6.45           2,694        12.33     0.75% to 1.50%      -12.83% to -12.67%
                2000                332     $7.38 to $7.39           2,450            *           *                     *

     Fidelity(R) VIP Index 500
                2003              4,705    $21.37 to $21.49        101,046         1.34     1.00% to 1.10%       26.98% to 27.16%
                2002              4,302    $16.83 to $16.90         72,668         1.32     1.00% to 1.10%      -23.10% to -23.32%
                2001              4,378    $21.89 to $21.96         96,097         1.12     1.05% to 1.25%      -13.20% to -13.03%
                2000              4,146    $25.21 to $25.25        104,650            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP Overseas
                2003              2,508    $7.40 to $13.88     $    30,341         0.50%    0.25% to 1.50%       41.20% to 43.00%
                2002              1,719     $5.21 to $9.79          14,076         0.74     0.00% to 1.50%      -21.47% to -20.56%
                2001              1,306    $6.61 to $12.42          14,766        13.21     0.00% to 1.75%      -22.35% to -21.44%
                2000              1,232    $8.47 to $15.94          18,192            *           *                     *

     Franklin Small Cap Value
      Securities
                2003              1,312    $10.35 to $13.33         15,883         0.19     0.55% to 1.50%       30.14% to 31.36%
                2002                860     $9.19 to $9.32           7,951         0.55     0.55% to 1.50%      -10.62% to -10.12%
                2001                 13    $10.28 to $10.30            130           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series D
                2003             14,948    $10.01 to $10.70        152,769         4.03     0.50% to 1.75%       -0.10% to 1.04%
                2002             22,908    $10.04 to $10.59        234,066         4.30     0.25% to 1.75%       -1.09% to 0.06%
                2001             28,027    $10.15 to $10.54        288,294         1.46     0.25% to 1.75%        0.22% to 1.38%
                2000             32,394    $10.13 to $10.38        331,079            *           *                     *

     ING GET Fund - Series E
                2003              7,589    $10.02 to $10.84         79,656         4.14     0.70% to 1.75%        0.98% to 2.07%
                2002             10,072    $10.23 to $10.62        104,443         4.02     0.25% to 1.75%        2.28% to 3.36%
                2001             11,703    $10.01 to $10.28        118,197         0.79     0.25% to 1.75%       -0.96% to 0.10%
                2000             12,965    $10.10 to $10.27        131,675            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series G
                2003              2,302    $10.01 to $10.77    $    23,831         4.15%    0.80% to 1.75%        0.39% to 1.44%
                2002              2,896    $10.16 to $10.48         29,756         3.84     0.25% to 1.75%        3.15% to 4.13%
                2001              3,400    $9.85 to $10.11          33,746         0.39     0.25% to 1.75%       -0.35% to 0.08%
                2000              3,829    $9.88 to $10.03          38,004            *           *                     *

     ING GET Fund - Series H
                2003              1,765    $10.03 to $10.91         18,535         4.10     0.50% to 1.75%        1.37% to 2.73%
                2002              2,251    $10.23 to $10.62         23,282         3.60     0.25% to 1.75%        2.95% to 3.93%
                2001              2,578    $9.93 to $10.17          25,808         0.47     0.25% to 1.75%       -1.09% to 0.08%
                2000              2,894    $9.87 to $10.16          29,176            *           *                     *

     ING GET Fund - Series I
                2003                106    $10.02 to $10.29          1,092         3.42          1.75%                 1.38%
                2002                117         $10.15               1,190         3.54          1.75%                 3.52%
                2001                128         $9.80                1,252         0.24          1.75%                -0.60%
                2000                138         $9.86                1,364            *           *                     *

     ING GET Fund - Series J
                2003                 38    $10.02 to $10.18            386         3.59          1.75%                 0.79%
                2002                 39        $10.10                  394         3.47          1.75%                 4.23%
                2001                 39        $9.69                   381         0.16          1.75%                -0.46%
                2000                 47        $9.73                   457            *           *                     *

     ING GET Fund - Series K
                2003                167    $10.01 to $10.38          1,736         3.07     1.25% to 1.75%        0.59% to 1.07%
                2002                200    $10.17 to $10.27          2,048         2.74     1.25% to 1.75%        3.90% to 4.41%
                2001                231     $9.79 to $9.84           2,275            -     1.30% to 1.75%       -2.52% to -2.09%
                2000                285    $10.04 to $10.05          2,863            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series L
                2003                101         $10.34         $     1,049         3.76%        1.25%                 2.17%
                2002                117         $10.12               1,187         0.05         1.25%                 1.41%
                2001                131          $9.98               1,305         4.60         1.30%                -0.36%
                2000                  2         $10.02                  16            *           *                     *

     ING GET Fund - Series Q
                2003                418         $10.50               4,385            -         1.25%                 3.86%
                2002                498         $10.11               5,031         2.28         1.25%                  ***
                2001                364         $10.00               3,642           **         1.05%                   **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series S
                2003              3,106    $10.09 to $10.69         32,661         0.10     0.50% to 1.75%        4.08% to 5.34%
                2002              4,624    $10.04 to $10.11         46,558          ***     0.25% to 1.75%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP Balanced
                2003             31,363    $10.22 to $31.70        659,370         1.96     0.25% to 1.50%       17.10% to 18.62%
                2002             32,476    $10.03 to $26.92        597,925         1.06     0.00% to 1.50%      -11.64% to -10.62%
                2001             36,765    $11.27 to $30.30        768,043         5.73     0.00% to 1.75%       -5.66% to -4.54%
                2000             38,718    $11.85 to $31.93        875,436            *           *                     *

     ING VP Bond
                2003             20,885    $10.04 to $71.97        408,185         1.72     0.25% to 1.50%        4.71% to 6.06%
                2002             24,208    $13.07 to $68.41        458,178         3.22     0.00% to 1.50%        6.72% to 7.96%
                2001             23,313    $12.15 to $63.81        409,596         6.40     0.00% to 1.75%        7.12% to 8.37%
                2000             17,978    $11.26 to $59.29        301,919            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Emerging Markets
                2003                973     $8.38 to $8.41     $     8,172            -%        1.00%            45.74% to 45.75%
                2002                871     $5.75 to $5.77           5,020            -         1.00%           -10.24% to -10.23%
                2001                859     $6.41 to $6.43           5,519        20.84     1.00% to 1.25%      -11.54% to -11.37%
                2000                878     $7.24 to $7.25           6,367            *           *                     *

     ING VP Money Market
                2003             17,666    $10.00 to $49.72        257,477         1.79     0.25% to 1.50%        -0.61% to .66%
                2002             23,887    $11.78 to $49.45        368,846         3.78     0.00% to 1.50%        0.11% to 1.27%
                2001             24,401    $11.68 to $48.83        374,569         5.45     0.00% to 1.75%        2.38% to 3.62%
                2000             21,736    $11.32 to $47.51        322,714            *           *                     *

     ING VP Natural Resources
                2003                940    $10.76 to $17.40         13,971            -     0.25% to 1.50%       28.54% to 30.12%
                2002              1,022    $8.30 to $13.46          11,897         0.18     0.00% to 1.50%       -3.56% to -2.54%
                2001              1,061    $8.54 to $13.82          12,751            -     0.00% to 1.75%      -17.19% to -16.23%
                2000              1,140    $10.24 to $16.64         16,696            *           *                     *

     ING MFS Total Return
                2003                701    $11.28 to $12.03          8,289         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****
     ING T. Rowe Price Equity
      Income
                2003                166    $12.20 to $13.01          2,143         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING DSI Enhanced Index
                2003                101    $7.76 to $10.13     $       800         0.65%    0.60% to 1.50%       25.57% to 26.56%
                2002                 19     $6.18 to $8.04             126          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Initial Class
                2003                  1        $14.26                   16            -         0.00%                   -
                2002                  -         $9.58                    -          ***         0.00%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Service Class
                2003              1,287    $7.13 to $10.49           9,420            -     0.45% to 1.50%       42.51% to 43.68%
                2002                166     $5.00 to $7.32             902          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Growth
                2003                253    $8.57 to $10.38           2,194            -     0.40% to 1.50%       32.25% to 33.38%
                2002                 39     $6.48 to $6.85             255          ***     0.75% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING American Century
      Small Cap Value
                2003                582    $10.77 to $10.94          6,307         0.17     0.55% to 1.50%       33.46% to 34.73%
                2002                227     $8.07 to $8.12           1,834          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Baron Small Cap
      Growth
                2003              1,313    $10.23 to $13.03    $    15,257            -%    0.40% to 1.50%       31.49% to 32.65%
                2002                372     $8.67 to $8.73           3,239          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Goldman Sachs(R)
      Capital Growth
                2003                 83    $9.27 to $10.37             827            -     0.60% to 1.50%       21.72% to 22.96%
                2002                 43     $7.59 to $8.32             347          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING JPMorgan Fleming
      International
                2003              8,116    $9.30 to $19.47         126,504         0.98     0.25% to 1.50%       27.52% to 29.04%
                2002              8,676    $7.24 to $15.19         107,839         0.62     0.00% to 1.50%      -19.30% to -18.37%
                2001              9,398    $8.90 to $18.73         145,566        23.69     0.00% to 1.75%      -28.02% to -27.18%
                2000             10,064    $12.27 to $25.91        219,543            *           *                     *

     ING JPMorgan Mid Cap
      Value
                2003                339    $10.24 to $11.93          3,999         0.44     0.45% to 1.50%       28.20% to 29.21%
                2002                113     $9.15 to $9.21           1,038          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING MFS Capital
      Opportunities
                2003              8,274    $8.73 to $26.23         151,497         0.19     0.25% to 1.50%       26.12% to 27.71%
                2002              8,811    $7.36 to $20.69         129,150            -     0.00% to 1.50%      -31.20% to -30.41%
                2001              9,985    $10.67 to $29.93        216,006        18.63     0.00% to 1.75%      -25.88% to -25.02%
                2000              9,596    $14.36 to $40.20        291,499            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING MFS Global Growth
             2003                   119    $10.78 to $10.94    $     1,294            -%    0.65% to 1.50%       29.96% to 30.90%
             2002                    24     $8.30 to $8.35             202          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING MFS Research Equity
             2003                10,747    $8.55 to $14.33         128,075         0.58     0.25% to 1.50%       23.02% to 24.66%
             2002                11,666    $6.95 to $11.58         114,492         0.20     0.00% to 1.50%      -26.01% to -25.15%
             2001                12,954    $9.39 to $15.50         172,262        20.46     0.00% to 1.75%      -22.07% to -21.20%
             2000                13,514    $12.05 to $19.72        234,529            *           *                     *

     ING OpCap Balanced Value
             2003                   752    $10.29 to $12.58          9,183         1.63     0.55% to 1.50%       28.44% to 29.44%
             2002                    59     $8.00 to $9.69             515          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING PIMCO Total Return
             2003                 2,845    $10.02 to $11.20         31,227         3.56     0.40% to 1.50%        2.52% to 3.44%
             2002                 1,518    $10.70 to $10.77         16,279          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Aggressive Growth
             2003                22,307    $7.60 to $13.51         239,784            -     0.25% to 1.50%       36.05% to 37.92%
             2002                21,979     $5.54 to $9.90         175,927            -     0.00% to 1.50%      -36.27% to -35.53%
             2001                24,305    $8.63 to $15.50         305,237         6.20     0.00% to 1.75%      -26.33% to -25.47%
             2000                24,658    $11.63 to $20.98        425,188            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Salomon Brothers
      Fundamental Value

             2003                   578    $10.39 to $16.78    $     9,414         1.39%    0.55% to 1.50%       38.62% to 39.78%
             2002                    23    $7.48 to $11.99             244          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Investors Value
             2003                   321    $9.88 to $12.92           4,019         0.69     0.55% to 1.50%       29.49% to 30.54%
             2002                    67     $7.62 to $9.89             635          ***     0.60% to 1.40%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING T. Rowe Price Growth
      Equity
             2003                13,740    $10.37 to $21.86        246,603         0.15     0.00% to 1.50%       28.96% to 30.55%
             2002                12,185    $9.02 to $16.86         169,889         0.19     0.00% to 1.50%      -24.44% to -23.64%
             2001                12,122    $11.85 to $22.20        223,753        15.67     0.00% to 1.75%      -11.56% to -10.53%
             2000                11,636    $13.30 to $24.99        244,865            *           *                     *

     ING UBS Tactical Asset
      Allocation
             2003                    50    $9.55 to $30.04             911         0.14     0.55% to 1.50%       25.13% to 26.26%
             2002                    42    $7.61 to $23.76             474          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Van Kampen Comstock
             2003                 2,951    $10.46 to $12.47         32,018         0.89     0.40% to 1.50%       27.74% to 28.90%
             2002                   983     $8.29 to $8.35           8,175          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Strategic
      Allocation Balanced
                2003              4,016    $10.24 to $16.55    $    58,446         1.48%    0.25% to 1.50%       17.67% to 19.12%
                2002              3,907    $8.84 to $13.98          47,846         2.59     0.00% to 1.50%      -10.89% to -9.85%
                2001              4,144    $9.85 to $15.59          57,038         2.54     0.00% to 1.75%       -8.39% to -7.32%
                2000              4,127    $10.67 to $16.92         62,530            *           *                     *

     ING VP Strategic
      Allocation Growth
                2003              4,838    $9.86 to $16.92          69,833         0.88     0.25% to 1.50%       22.46% to 23.96%
                2002              4,739    $7.99 to $13.73          56,046         1.75     0.00% to 1.50%      -15.04% to -14.06%
                2001              4,817    $9.34 to $16.07          67,010         1.60     0.00% to 1.75%      -12.87% to -11.85%
                2000              4,801    $10.63 to $18.33         77,057            *           *                     *

     ING VP Strategic
      Allocation Income
                2003              2,238    $10.18 to $16.50         33,837         2.30     0.25% to 1.50%       11.92% to 13.28%
                2002              2,347    $10.23 to $14.66         31,610         3.44     0.00% to 1.50%       -5.77% to -4.68%
                2001              2,600    $10.77 to $15.41         37,096         4.35     0.00% to 1.75%       -3.84% to -2.71%
                2000              2,622    $11.12 to $15.89         39,124            *           *                     *

     ING VP Growth and Income
                2003            121,775    $7.87 to $249.58      2,310,967            -     0.25% to 1.50%       24.14% to 25.78%
                2002            139,292    $6.29 to $199.83      2,141,418         0.84     0.00% to 1.50%      -26.11% to -25.25%
                2001            162,099    $8.45 to $268.94      3,399,498         0.60     0.00% to 1.75%      -19.62% to -18.68%
                2000            178,363   $10.44 to $332.72      4,739,548            *           *                     *

     ING GET Fund US Core
      - Series 1
                2003                231         $10.28               2,378         ****          1.25%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund US Core
      - Series 2

                2003              2,055    $10.03 to $10.05    $    20,639         ****%    1.05% to 1.65%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING GET Fund US Core
      - Series 3
                2003                 21    $9.99 to $10.00             207         ****     0.80% to 1.25%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING VP Technology
                2003             12,668    $3.64 to $10.26          47,295            -     0.25% to 1.50%       43.36% to 45.25%
                2002              8,904     $2.53 to $2.64          23,001            -     0.00% to 1.50%      -42.16% to -41.49%
                2001              7,145     $4.35 to $4.50          31,754            -     0.00% to 1.75%      -24.13% to -23.22%
                2000              4,262     $5.71 to $5.87          24,855            *           *                     *

     ING VP Growth
                2003              7,779    $5.06 to $14.18          95,972            -     0.25% to 1.50%       28.43% to 30.14%
                2002              7,963    $3.92 to $10.79          76,539            -     0.00% to 1.50%      -30.00% to -29.19%
                2001              8,753    $5.57 to $15.43         120,765        11.29     0.00% to 1.75%      -28.16% to -27.32%
                2000              8,901    $7.72 to $21.24         171,159            *           *                     *

     ING VP Index Plus
      LargeCap
                2003             31,590    $9.74 to $17.85         503,421         1.04     0.25% to 1.50%       24.22% to 25.85%
                2002             29,577    $8.36 to $14.03         378,460         0.24     0.00% to 1.50%      -22.70% to -21.80%
                2001             27,743    $10.73 to $18.18        459,606         4.07     0.00% to 1.75%      -14.92% to -13.92%
                2000             25,137    $12.52 to $21.13        488,938            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Index Plus MidCap
                2003             14,056    $10.18 to $17.68    $   233,761         0.39%    0.25% to 1.50%       30.49% to 32.14%
                2002             11,364    $12.33 to $13.38        144,261         0.45     0.00% to 1.50%      -13.40% to -12.40%
                2001              6,071    $14.24 to $15.20         88,491         5.86     0.00% to 1.75%       -2.80% to-1.67%
                2000              3,705    $14.65 to $15.46         55,395            *           *                     *

     ING VP Index Plus
      SmallCap
                2003              7,540    $10.20 to $13.42         93,931         0.17     0.25% to 1.50%       34.15% to 35.83%
                2002              5,909     $8.96 to $9.88          54,579         0.17     0.00% to 1.50%      -14.50% to -13.51%
                2001              2,687    $10.48 to $11.37         28,860         4.91     0.00% to 1.75%        0.87% to 2.05%
                2000              1,211     $9.94 to $11.14         12,843            *           *                     *

     ING VP International
      Equity
                2003              1,451    $5.79 to $10.52          11,933         1.01     0.25% to 1.50%       30.10% to 31.82%
                2002              1,316     $4.43 to $6.40           8,248         0.22     0.00% to 1.50%      -27.77% to -26.93%
                2001              1,269     $6.10 to $8.79          10,978         0.11     0.00% to 1.75%      -25.02% to -24.14%
                2000              1,117    $8.09 to $11.62          12,949            *           *                     *

     ING VP Small Company
                2003              9,733    $9.73 to $20.60         167,432         0.25     0.25% to 1.50%       35.44% to 37.18%
                2002              9,115    $7.15 to $14.86         115,085         0.48     0.00% to 1.50%      -24.37% to -23.50%
                2001              7,976    $9.41 to $19.68         134,200         3.51     0.00% to 1.75%        2.44% to 3.64%
                2000              6,314    $9.15 to $19.00         104,712            *           *                     *

     ING VP Value Opportunity
                2003              8,963    $8.85 to $17.11         133,176         0.77     0.25% to 1.50%       22.79% to 24.30%
                2002              9,633    $9.09 to $13.82         115,345         0.46     0.00% to 1.50%      -27.07% to -26.22%
                2001              7,322    $12.37 to $18.98        118,660         4.66     0.00% to 1.75%      -10.97% to -9.93%
                2000              3,530    $13.79 to $20.91         63,066            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Growth
      Opportunities
                2003                164     $7.86 to $8.04     $     1,297            -%    0.55% to 1.50%       31.33% to 32.24%
                2002                 26     $6.00 to $6.08             158            -     0.55% to 1.40%           -32.22%
                2001                  1         $8.92                   10           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP International
      Value
                2003              3,157    $10.17 to $11.47         32,591         1.19     0.40% to 1.50%       27.92% to 29.37%
                2002              1,603     $7.95 to $8.07          12,825         0.86     0.45% to 1.50%      -16.56% to -16.17%
                2001                160     $9.54 to $9.56           1,529           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP MagnaCap
                2003                177     $8.80 to $8.93           1,571         1.04     0.60% to 1.50%       29.18% to 30.17%
                2002                 80     $6.82 to $6.86             544          ***     0.60% to 1.40%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP MidCap
      Opportunities
                2003                447     $9.28 to $9.50           4,191            -     0.55% to 1.50%       34.69% to 35.91%
                2002                 66     $6.89 to $6.99             457            -     0.55% to 1.50%      -26.79% to -26.57%
                2001                  3     $9.45 to $9.46              30           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP SmallCap
      Opportunities
                2003              1,170     $6.78 to $6.96           8,045            -     0.40% to 1.50%       36.69% to 38.10%
                2002                446     $4.96 to $5.04           2,239            -     0.45% to 1.50%      -44.29% to -44.13%
                2001                  7     $8.95 to $8.96              59           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Balanced
                2003             19,201    $9.36 to $24.66     $   385,094         2.22%    0.25% to 1.50%       12.34% to 13.76%
                2002             19,717    $8.29 to $21.87         353,540         2.57     0.00% to 1.50%       -7.84% to -6.77%
                2001             17,000    $8.95 to $23.65         338,450         2.71     0.00% to 1.75%       -6.13% to -5.04%
                2000             13,548    $9.49 to $25.11         296,054            *           *                     *

     Janus Aspen Capital
      Appreciation
                2003                423     $7.32 to $9.88           3,177         0.27     1.00% to 1.25%       18.75% to 19.02%
                2002                326     $6.15 to $8.32           2,019         0.33     1.00% to 1.25%           -16.77%
                2001                 72         $7.39                  530           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Janus Aspen Flexible
      Income
                2003              5,268    $10.03 to $20.59         89,994         4.83     0.25% to 1.50%        4.82% to 6.09%
                2002              5,626    $12.74 to $19.53         92,271         4.52     0.00% to 1.50%       8.83% to 10.09%
                2001              3,776    $11.67 to $17.78         56,744         6.11     0.00% to 1.75%        6.13% to 7.36%
                2000              2,595    $10.97 to $16.61         36,898            *           *                     *

     Janus Aspen Growth
                2003             15,153    $9.27 to $19.13         239,988         0.09     0.25% to 1.50%       29.72% to 31.47%
                2002             16,346    $7.70 to $14.67         199,166            -     0.00% to 1.50%      -27.61% to -26.77%
                2001             18,060    $10.56 to $20.16        305,619         0.25     0.00% to 1.75%      -25.86% to -25.00%
                2000             17,916    $14.14 to $27.07        412,686            *           *                     *

     Janus Aspen Mid Cap
      Growth
                2003             30,177    $9.11 to $20.68         459,241            -     0.25% to 1.50%       33.11% to 34.86%
                2002             31,862    $7.88 to $15.46         369,184            -     0.00% to 1.50%      -29.01% to -28.04%
                2001             34,630    $11.02 to $21.67        569,410            -     0.00% to 1.75%      -40.36% to -39.66%
                2000             33,795    $18.33 to $36.17        950,193            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Worldwide
      Growth
                2003             31,018    $9.09 to $22.51     $   536,188         1.06%    0.25% to 1.50%       22.11% to 23.74%
                2002             36,207    $7.94 to $18.36         513,443         0.87     0.00% to 1.50%      -26.61% to -25.61%
                2001             40,344    $10.75 to $24.94        783,656         0.45     0.00% to 1.75%      -23.60% to -22.71%
                2000             42,211    $13.96 to $32.52      1,083,720            *           *                     *

     Janus Twenty
                2003                117     $4.79 to $4.81             563         0.63     0.95% to 1.10%       23.97% to 24.09%
                2002                 99     $3.86 to $3.88             383         0.63     0.95% to 1.10%      -24.85% to -24.74%
                2001                 97     $5.14 to $5.15             497           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbet Growth and
      Income
                2003              4,951    $10.10 to $10.44         50,532         0.93     0.45% to 1.50%       28.99% to 30.39%
                2002              1,545     $7.83 to $7.93          12,172         1.05     0.55% to 1.50%      -19.17% to -18.81%
                2001                126     $9.70 to $9.72           1,226           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbett Mid-Cap Value
      - Class VC
                2003              2,735    $10.19 to $12.77         28,509         0.67     0.45% to 1.50%       22.92% to 24.05%
                2002              1,213     $8.29 to $8.41          10,124         1.08     0.55% to 1.50%      -10.91% to -10.64%
                2001                 28     $9.34 to $9.35             265           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     MFS(R) Total Return
                2003              4,414    $13.12 to $13.19         58,033         1.66     1.00% to 1.10%       14.99% to 15.20%
                2002              3,443    $11.41 to $11.45         39,338         1.50     1.00% to 1.10%       -6.21% to -6.11%
                2001              1,743    $12.16 to $12.20         21,228         3.77     1.05% to 1.25%       -1.00% to -0.81%
                2000                395    $12.28 to $12.30          4,860            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Oppenheimer Developing
      Markets
                2003                429         $14.57         $     6,248         4.56%       1.00%                  63.52%
                2002                145          $8.91               1,294         2.50        1.00%                  -2.58%
                2001                 24    $9.15 to $13.82             223           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Oppenheimer Aggressive
      Growth
                2003                  -           -                      4            -         1.25%                   -
                2002                  -           -                      3          ***         1.25%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Global
      Securities
                2003             16,092    $10.51 to $16.20        251,043         0.55     0.25% to 1.50%       40.97% to 43.00%
                2002             10,640    $10.74 to $11.36        117,400         0.51     0.00% to 1.50%      -23.30% to -22.41%
                2001              6,078    $14.01 to $14.59         86,986        10.25     0.00% to 1.75%      -13.36% to -12.34%
                2000              3,052    $16.17 to $16.76         50,259            *           *                     *

     Oppenheimer Main
      Street(R)
                2003                  -           -                     32            -     1.25% to 1.50%              -
                2002                  -           -                     28          ***     1.25% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Strategic
      Bond
                2003              2,470    $10.13 to $13.81         32,607         5.57     0.25% to 1.50%       16.27% to 17.73%
                2002              1,474    $11.06 to $11.73         16,662         6.58     0.00% to 1.50%        5.84% to 7.07%
                2001                924    $10.45 to $10.91          9,817         6.28     0.00% to 1.75%        3.28% to 4.48%
                2000                586    $10.12 to $10.79          6,010            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Pax World Balanced
                2003                378     $9.43 to $9.56     $     3,605         1.04%    0.85% to 1.25%       15.85% to 16.30%
                2002                195     $8.14 to $8.22           1,605         1.68     0.85% to 1.25%            -9.77%
                2001                254         $9.10                2,309           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

    Pioneer Equity Income
                2003              1,096    $9.61 to $12.14          10,691         2.39     0.45% to 1.50%       20.73% to 21.93%
                2002                472     $7.96 to $8.07           3,782         2.54     0.55% to 1.50%      -16.99% to -16.62%
                2001                  9     $9.60 to $9.62              88           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Fund
                2003                165     $9.15 to $9.37           1,522         1.13     0.55% to 1.50%       21.84% to 23.13%
                2002                 57     $7.51 to $7.61             432         1.24     0.55% to 1.50%      -20.16% to -19.80%
                2001                  1     $9.41 to $9.43               9           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Mid Cap Value
                2003                983    $10.27 to $13.46         11,735         0.16     0.55% to 1.50%       35.44% to 36.73%
                2002                245     $8.70 to $8.82           2,143         0.33     0.55% to 1.50%      -12.53% to -12.05%
                2001                  8     $9.95 to $9.97              81           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Templeton Foreign
                2003                  -           -            $         -         ****%     0.00% to 0.90%            ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     *    Not provided for 2000
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
     *** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
     **** As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

     A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     C Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

FORM NO. SAI.75988-04                                         ILIAC ED. MAY 2004